UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05002

DWS Variable Series II
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS Alternative Asset Allocation VIP
	Shares	Value ($)
Mutual Funds 80.9%
DWS Disciplined Market Neutral Fund "Institutional" (a)	1,069,411	10,266,350
DWS Emerging Markets Equity Fund "Institutional" (a)	159,706	2,561,689
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	2,424,266	8,436,444
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	464,644	5,138,968
DWS Floating Rate Fund "Institutional" (a)	752,376	7,064,808
DWS Global Inflation Fund "Institutional" (a)	600,622	6,738,977
DWS RREEF Global Infrastructure Fund "Institutional" (a)	585,393	6,726,162
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	673,416	5,420,997

Total Mutual Funds (Cost $49,919,386)		52,354,395
Exchange-Traded Funds 18.2%
iShares S&P Global Timber & Forestry Index Fund	8,024	326,737
iShares S&P U.S. Preferred Stock Index Fund	64,317	2,563,676
Market Vectors Agribusiness Fund	49,787	2,578,469
SPDR Barclays Capital Convertible Securities	48,660	1,925,963
SPDR Barclays Capital International Treasury Bond	30,063	1,850,378
WisdomTree Emerging Markets Local Debt Fund	36,752	1,922,497
WisdomTree Emerging Markets SmallCap Dividend Fund	13,869	636,032

Total Exchange-Traded Funds (Cost $11,365,458)		11,803,752
Cash Equivalents 1.6%
Central Cash Management Fund, 0.15% (a) (b) (Cost $1,009,247)	1,009,247	1,009,247

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $62,294,091) †	100.7	65,167,394
Other Assets and Liabilities, Net	(0.7)	(478,963)

Net Assets	100.0	64,688,431

†
The cost for federal income tax purposes was $62,975,874.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $2,191,520.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,419,935 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,228,415.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end. A summary of the Fund’s transaction with affiliated funds during the period ended September 30, 2012 is as follows:

Affiliate	Value ($) at 12/31/2011	Purchase Cost ($)	Sales Cost (s)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions	Value ($) at 9/30/2012
DWS Disciplined Market Neutral Fund	7,944,600	2,860,000	635,000	(1,501)	—	—	10,266,350
DWS Emerging Markets Equity Fund	3,180,783	690,000	1,630,000	(194,569)	—	—	2,561,689
DWS Enhanced Commodity Strategy Fund	6,873,025	2,580,782	1,170,000	(413,446)	140,782	—	8,436,444
DWS Enhanced Emerging Markets Fixed Income Fund	3,820,923	1,079,545	215,000	(3,805)	149,545	—	5,138,968
DWS Floating Rate Fund	4,748,203	2,326,363	190,000	(5,515)	231,363	—	7,064,808
DWS Global Inflation Fund	5,206,317	1,904,779	620,000	(10,800)	84,779	—	6,738,977
DWS RREEF Global Infrastructure Fund	4,790,758	1,861,986	470,000	5,688	90,986	—	6,726,162
DWS RREEF Global Real Estate Securities Fund	5,705,422	1,180,000	2,560,000	(29,231)	—	—	5,420,997
Central Cash Management Fund	1,325,334	18,304,826	18,620,913	—	—	—	1,009,247
	43,595,365	32,788,281	26,110,913	(653,179)	697,455	—	53,363,642

S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$52,354,395	$—	$—	$52,354,395
Exchange-Traded Funds	11,803,752	—	—	11,803,752
Short-Term Investments	1,009,247	—	—	1,009,247
Total	$65,167,394	$—	$—	$65,167,394

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.

Investment Portfolio	as of September 30, 2012 (Unaudited)

 DWS  Diversified International Equity VIP
	Shares	Value ($)
Common Stocks 88.4%
Australia 3.8%
AGL Energy Ltd.	11,731	181,832
APA Group	12,919	63,510
Asciano Ltd.	5,759	25,866
Australia & New Zealand Banking Group Ltd.	2,339	59,829
BHP Billiton Ltd.	4,758	163,026
Brambles Ltd.	9,482	68,787
Coca-Cola Amatil Ltd.	2,294	32,155
Cochlear Ltd.	479	33,284
Commonwealth Bank of Australia	1,367	78,815
Crown Ltd.	7,919	74,504
CSL Ltd.	3,616	171,997
Echo Entertainment Group Ltd.	6,555	25,932
Fairfax Media Ltd.	36,454	15,580
Leighton Holdings Ltd.	986	16,893
National Australia Bank Ltd.	2,126	56,015
Newcrest Mining Ltd.	1,231	36,589
Origin Energy Ltd.	6,869	80,618
QR National Ltd.	11,307	39,852
Rio Tinto Ltd.	735	40,324
Santos Ltd.	6,168	72,282
Sonic Healthcare Ltd.	3,281	46,107
SP AusNet	47,515	51,497
TABCORP Holdings Ltd.	15,130	43,301
Tatts Group Ltd.	24,689	69,216
Telstra Corp., Ltd.	117,048	474,840
Toll Holdings Ltd.	4,694	21,464
Transurban Group (Units)	7,777	48,310
Wesfarmers Ltd.	3,054	108,496
Westfield Group (REIT) (Units)	2,462	25,855
Westpac Banking Corp.	2,057	52,834
Woodside Petroleum Ltd.	3,625	123,962
Woolworths Ltd.	2,335	69,511
WorleyParsons Ltd.	1,091	31,831

(Cost $1,779,338)		2,504,914
Austria 0.6%
Erste Group Bank AG*	7,544	169,093
Immofinanz AG* (a)	33,264	120,825
Raiffeisen Bank International AG (a)	1,765	64,195
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,323	56,212

(Cost $350,192)		410,325
Belgium 1.6%
Ageas	5,462	131,229
Anheuser-Busch InBev NV	4,693	401,447
Delhaize Group	593	22,919
Groupe Bruxelles Lambert SA	2,184	162,269
KBC Groep NV	4,365	105,320
Solvay SA	1,060	123,085
Umicore SA (a)	2,235	117,195

(Cost $718,741)		1,063,464
Bermuda 0.2%
Seadrill Ltd. (a) (Cost $25,496)	2,436	95,337
Canada 7.4%
Agnico-Eagle Mines Ltd.	600	31,126
Alimentation Couche-Tard, Inc. "B"	1,500	68,935
Bank of Montreal (a)	800	47,279
Bank of Nova Scotia (a)	1,100	60,332
Barrick Gold Corp. (a)	2,100	87,751
BCE, Inc. (a)	3,000	131,980
Bell Aliant, Inc. (a)	1,400	38,863
Bombardier, Inc. "B" (a)	6,500	24,397
Brookfield Asset Management, Inc. "A"	1,000	34,523
CAE, Inc.	2,200	23,564
Canadian Imperial Bank of Commerce (a)	500	39,136
Canadian National Railway Co.	1,500	132,728
Canadian Natural Resources Ltd.	1,400	43,192
Canadian Pacific Railway Ltd. (a)	700	58,095
Canadian Tire Corp., Ltd. "A"	500	35,988
Canadian Utilities Ltd. "A"	1,800	125,767
CGI Group, Inc. "A"*	25,300	679,402
Eldorado Gold Corp.	1,800	27,446
Empire Co., Ltd. "A"	500	30,099
EnCana Corp. (a)	1,000	21,900
Finning International, Inc.	900	21,825
First Quantum Minerals Ltd.	800	17,048
Fortis, Inc. (a)	6,400	218,281
George Weston Ltd.	700	45,036
Gildan Activewear, Inc. (a)	800	25,365
Goldcorp, Inc.	1,800	82,649
Kinross Gold Corp.	2,300	23,536
Loblaw Companies Ltd. (a)	1,500	52,121
Magna International, Inc. "A" (a)	1,106	47,824
Manulife Financial Corp.	2,600	31,340
Metro, Inc. "A"	1,300	77,225
National Bank of Canada (a)	400	30,272
Open Text Corp.*	6,600	363,937
Potash Corp. of Saskatchewan, Inc. (a)	1,300	56,504
Research In Motion Ltd.* (a)	55,300	423,005
Rogers Communications, Inc. "B" (a)	4,800	194,324
Royal Bank of Canada (a)	1,300	74,766
Saputo, Inc. (a)	1,800	77,357
Shaw Communications, Inc. "B" (a)	2,400	49,118
Shoppers Drug Mart Corp. (a)	2,700	112,411
Silver Wheaton Corp.	1,100	43,727
SNC-Lavalin Group, Inc.	600	23,161
Sun Life Financial, Inc. (a)	1,000	23,212
Suncor Energy, Inc.	2,020	66,450
Teck Resources Ltd. "B"	1,200	35,410
Telus Corp. (Non-Voting Shares) (a)	1,900	118,859
Thomson Reuters Corp. (a) (b)	800	23,127
Thomson Reuters Corp. (b)	1,158	33,420
Tim Hortons, Inc.	1,000	52,039
Toronto-Dominion Bank (a)	900	75,059
TransAlta Corp. (a)	8,600	131,655
Valeant Pharmaceuticals International, Inc.*	5,700	314,599
Viterra, Inc.	3,700	60,632
Yamana Gold, Inc. (a)	1,100	21,013

(Cost $4,573,038)		4,788,810
Denmark 2.2%
A P Moller-Maersk AS "A"	7	47,500
A P Moller-Maersk AS "B"	18	129,021
Carlsberg AS "B"	5,515	489,021
Coloplast AS "B"	211	43,956
Danske Bank AS*	17,646	318,912
DSV AS	2,622	59,001
Novo Nordisk AS "B"	1,669	263,425
Tryg AS	621	40,361
William Demant Holding AS*	291	26,098

(Cost $946,168)		1,417,295
Finland 3.9%
Fortum Oyj	14,781	272,561
Kone Oyj "B"	1,991	138,079
Metso Corp.	1,709	61,398
Nokia Oyj (a)	487,630	1,256,014
Pohjola Bank PLC	3,258	42,996
Sampo Oyj "A"	10,661	332,544
Stora Enso Oyj "R"	23,027	143,009
UPM-Kymmene Oyj	20,179	228,925
Wartsila Oyj	2,307	80,176

(Cost $2,592,111)		2,555,702
France 7.0%
Air Liquide SA	1,652	205,197
Alcatel-Lucent* (a)	30,877	34,206
Arkema	421	39,548
AtoS	697	48,686
AXA SA	6,001	89,672
BNP Paribas SA	2,408	115,091
Bouygues SA	734	17,976
Cap Gemini	2,014	85,511
Carrefour SA	3,071	63,846
Casino Guichard-Perrachon SA	247	21,901
Cie de St-Gobain	755	26,614
DANONE SA	2,453	151,263
Dassault Systemes SA	830	87,436
Electricite de France	2,181	45,796
Essilor International SA	2,621	245,780
France Telecom SA	28,037	338,944
GDF Suez	12,916	289,452
Iliad SA	426	69,422
L'Oreal SA	815	100,962
Lafarge SA	843	45,594
LVMH Moet Hennessy Louis Vuitton SA	420	63,337
Pernod Ricard SA	790	88,777
Sanofi	14,637	1,250,428
Schneider Electric SA	894	53,100
Societe Generale*	2,229	63,576
Suez Environnement Co.	1,869	21,213
Technip SA	427	47,644
Total SA (a)	6,134	305,098
Unibail-Rodamco SE (REIT)	265	52,908
Veolia Environnement	4,218	45,440
Vinci SA	944	40,345
Vivendi	19,233	376,051

(Cost $4,092,882)		4,530,814
Germany 5.3%
Adidas AG	551	45,250
Allianz SE (Registered)	1,916	228,140
BASF SE	1,618	136,717
Bayer AG	3,118	268,279
Bayerische Motoren Werke (BMW) AG	704	51,611
Beiersdorf AG	1,074	78,888
Commerzbank AG*	17,612	31,569
Continental AG	289	28,352
Daimler AG (Registered)	1,589	77,072
Deutsche Boerse AG	688	38,102
Deutsche Post AG (Registered)	3,555	69,502
Deutsche Telekom AG (Registered)	67,999	836,847
E.ON AG	11,475	272,704
Fresenius Medical Care AG & Co. KGaA	940	68,992
Fresenius SE & Co. KGaA	632	73,435
GEA Group AG	1,223	37,057
Henkel AG & Co. KGaA	1,435	93,668
Infineon Technologies AG	4,778	30,318
K+S AG (Registered)	447	22,026
Kabel Deutschland Holding AG*	301	21,505
Linde AG	332	57,239
Merck KGaA	233	28,758
Metro AG	2,014	60,285
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	761	118,910
RWE AG	3,136	140,552
SAP AG	2,863	203,019
Siemens AG (Registered)	2,778	277,416
Suedzucker AG	1,189	42,124
Volkswagen AG	110	18,422

(Cost $2,646,559)		3,456,759
Hong Kong 2.5%
AIA Group Ltd.	23,000	84,941
Cathay Pacific Airways Ltd. (a)	15,000	24,346
Cheung Kong (Holdings) Ltd.	5,000	72,999
Cheung Kong Infrastructure Holdings Ltd. (a)	7,000	42,486
CLP Holdings Ltd.	23,000	195,537
Galaxy Entertainment Group Ltd.* (a)	12,000	40,171
Hang Lung Properties Ltd.	12,000	40,975
Hang Seng Bank Ltd. (a)	2,200	33,717
Hong Kong & China Gas Co., Ltd.	45,813	115,243
Hong Kong Exchanges & Clearing Ltd. (a)	3,500	52,634
Hutchison Whampoa Ltd.	31,000	298,802
Li & Fung Ltd. (a)	36,000	55,713
Link (REIT) (a)	11,000	52,051
MTR Corp., Ltd.	17,500	66,333
Noble Group Ltd.	51,363	55,144
NWS Holdings Ltd.	30,000	48,344
Orient Overseas International Ltd.	5,000	27,450
Power Assets Holdings Ltd.	14,000	118,767
Shangri-La Asia Ltd. (a)	12,000	23,280
SJM Holdings Ltd.	12,000	25,957
Sun Hung Kai Properties Ltd.	5,000	73,203
Swire Pacific Ltd. "A"	2,000	24,417
Wharf Holdings Ltd.	6,000	41,231
Yue Yuen Industrial (Holdings) Ltd. (a)	5,000	16,822

(Cost $1,209,738)		1,630,563
Ireland 3.0%
CRH PLC (b)	20,956	403,872
CRH PLC (b)	58,645	1,131,988
Elan Corp. PLC*	25,311	272,648
Experian PLC	1,159	19,286
Shire PLC	3,629	107,416

(Cost $1,862,171)		1,935,210
Italy 4.0%
Assicurazioni Generali SpA	6,464	93,212
Atlantia SpA	7,403	115,209
Autogrill SpA	2,933	27,947
Enel Green Power SpA	16,188	27,432
Enel SpA	71,348	252,934
Eni SpA (a)	9,990	219,191
Fiat Industrial SpA	20,463	200,729
Fiat SpA* (a)	22,794	122,131
Finmeccanica SpA*	7,959	37,938
Intesa Sanpaolo	53,840	82,341
Luxottica Group SpA	2,649	93,488
Mediaset SpA	19,700	37,129
Pirelli & C. SpA	5,969	64,493
Prysmian SpA	5,291	94,719
Saipem SpA	1,195	57,572
Snam SpA	16,191	71,867
Telecom Italia SpA	530,993	533,580
Telecom Italia SpA (RSP)	357,071	313,162
Terna - Rete Elettrica Nationale SpA	14,939	55,769
UBI Banca - Unione di Banche Italiane ScpA	3,919	14,552
UniCredit SpA*	21,088	88,150

(Cost $2,711,537)		2,603,545
Japan 11.3%
AEON Co., Ltd. (a)	5,200	58,715
Ajinomoto Co., Inc.	6,000	93,965
Alfresa Holdings Corp.	500	24,644
Asahi Group Holdings Ltd. (a)	3,400	83,790
Asahi Kasei Corp.	5,000	25,804
Astellas Pharma, Inc.	3,800	193,005
Bridgestone Corp.	1,200	27,809
Canon, Inc.	1,500	48,004
Central Japan Railway Co.	300	26,316
Chubu Electric Power Co., Inc.	13,200	171,974
Chugai Pharmaceutical Co., Ltd. (a)	2,300	48,163
Chugoku Electric Power Co., Inc.	6,300	83,684
Dai-ichi Life Insurance Co., Ltd.	35	39,690
Daiichi Sankyo Co., Ltd. (a)	5,800	95,840
Dainippon Sumitomo Pharma Co., Ltd.	1,800	19,782
Daito Trust Construction Co., Ltd.	400	40,225
Daiwa House Industry Co., Ltd.	2,000	29,019
Daiwa Securities Group, Inc. (a)	10,000	38,020
Denso Corp.	800	25,105
Eisai Co., Ltd.	2,100	94,515
Electric Power Development Co., Ltd.	1,600	41,927
FamilyMart Co., Ltd.	500	24,587
FANUC Corp.	200	32,211
FUJIFILM Holdings Corp.	1,200	20,094
Hisamitsu Pharmaceutical Co., Inc. (a)	700	38,626
Hitachi Ltd.	7,000	38,896
Hokkaido Electric Power Co., Inc.	2,100	16,836
Hokuriku Electric Power Co.	2,800	33,917
Honda Motor Co., Ltd.	1,600	49,095
HOYA Corp.	1,400	30,749
Idemitsu Kosan Co., Ltd.	300	24,476
INPEX Corp.	21	124,397
Japan Real Estate Investment Corp. (REIT)	5	50,344
Japan Tobacco, Inc.	7,400	221,782
JFE Holdings, Inc.	1,400	18,456
JX Holdings, Inc.	22,920	125,304
Kansai Electric Power Co., Inc.	15,900	123,008
Kao Corp.	4,500	132,617
KDDI Corp.	3,400	263,437
Keyence Corp.	110	28,101
Kikkoman Corp.	2,000	27,337
Kirin Holdings Co., Ltd.	8,000	106,972
Komatsu Ltd.	900	17,707
Kyocera Corp.	400	34,622
Kyowa Hakko Kirin Co., Ltd.	3,000	36,237
Kyushu Electric Power Co., Inc.	9,500	78,229
Lawson, Inc. (a)	500	38,421
MEIJI Holdings Co., Ltd.	500	24,821
Mitsubishi Chemical Holdings Corp.	6,500	24,883
Mitsubishi Corp.	1,900	34,518
Mitsubishi Estate Co., Ltd.	4,000	76,525
Mitsubishi Tanabe Pharma Corp.	2,200	33,457
Mitsubishi UFJ Financial Group, Inc.	43,700	203,610
Mitsui & Co., Ltd.	2,500	35,147
Mitsui Fudosan Co., Ltd.	3,000	60,034
Mizuho Financial Group, Inc.	77,200	124,966
MS&AD Insurance Group Holdings, Inc.	2,400	41,253
Nintendo Co., Ltd.	200	25,149
Nippon Building Fund, Inc. (REIT)	4	43,101
Nippon Meat Packers, Inc.	2,000	25,670
Nippon Steel Corp.	16,000	32,773
Nippon Telegraph & Telephone Corp.	5,409	256,666
Nishi-Nippon City Bank Ltd.	8,000	18,544
Nissan Motor Co., Ltd. (a)	3,400	28,947
Nisshin Seifun Group, Inc.	3,000	36,890
Nissin Foods Holdings Co., Ltd.	700	27,443
NKSJ Holdings, Inc.	1,750	34,235
Nomura Holdings, Inc.	12,000	42,851
Nomura Real Estate Office Fund, Inc. (REIT)	5	31,317
NTT DoCoMo, Inc.	187	303,268
Olympus Corp.*	1,900	36,980
Ono Pharmaceutical Co., Ltd.	700	43,030
Oriental Land Co., Ltd.	200	26,318
ORIX Corp.	580	58,158
Osaka Gas Co., Ltd.	30,000	132,214
Otsuka Holdings KK	2,600	80,616
Panasonic Corp. (a)	3,100	20,476
Resona Holdings, Inc.	6,900	28,275
Santen Pharmaceutical Co., Ltd. (a)	700	32,146
Seven & I Holdings Co., Ltd.	6,200	190,393
Shikoku Electric Power Co., Inc.	2,600	29,028
Shin-Etsu Chemical Co., Ltd.	700	39,350
Shionogi & Co., Ltd.	3,400	51,779
Shiseido Co., Ltd.	3,500	48,019
SOFTBANK Corp.	11,000	445,230
Sony Corp.	1,300	15,177
Sumitomo Chemical Co., Ltd.	6,000	15,285
Sumitomo Mitsui Financial Group, Inc.	4,800	149,323
Sumitomo Mitsui Trust Holdings, Inc.	13,410	39,829
Sumitomo Realty & Development Co., Ltd.	2,000	53,058
Suzuken Co., Ltd.	900	29,857
Sysmex Corp.	400	19,188
T&D Holdings, Inc.	3,600	38,945
Taisho Pharmaceutical Holdings Co., Ltd.	300	24,434
Takeda Pharmaceutical Co., Ltd.	6,300	290,031
Terumo Corp.	1,400	60,237
Toho Gas Co., Ltd.	7,000	46,473
Tohoku Electric Power Co., Inc.*	10,000	80,145
Tokio Marine Holdings, Inc.	2,200	56,158
Tokyo Electric Power Co., Inc.* (a)	24,100	39,518
Tokyo Gas Co., Ltd.	44,000	242,395
TonenGeneral Sekiyu KK	4,000	34,617
Toray Industries, Inc.	4,000	23,666
Toshiba Corp.	8,000	25,600
Toyo Suisan Kaisha Ltd.	1,000	25,007
Toyota Motor Corp.	2,200	86,320
Unicharm Corp. (a)	900	51,672
Yakult Honsha Co., Ltd. (a)	700	33,178

(Cost $6,753,578)		7,354,647
Luxembourg 0.3%
ArcelorMittal	4,154	59,889
Millicom International Cellular SA (SDR)	1,194	110,862
Tenaris SA (a)	1,718	35,055

(Cost $164,913)		205,806
Macau 0.1%
Sands China Ltd. (a)	16,000	59,307
Wynn Macau Ltd. (a)	9,200	24,894

(Cost $36,554)		84,201
Netherlands 6.4%
AEGON NV	16,984	88,716
Akzo Nobel NV	2,534	143,537
ASML Holding NV	25,417	1,362,526
Corio NV (REIT)	729	31,091
Gemalto NV	952	83,859
Heineken Holding NV	913	44,424
Heineken NV	1,492	89,106
ING Groep NV (CVA)*	32,647	259,526
Koninklijke (Royal) KPN NV	91,518	700,654
Koninklijke Ahold NV	6,503	81,521
Koninklijke DSM NV (a)	1,774	88,681
Koninklijke Philips Electronics NV	6,373	149,017
Koninklijke Vopak NV	374	26,300
Randstad Holding NV	918	30,595
Reed Elsevier NV	23,165	310,245
Royal Dutch Shell PLC "A"	1,952	67,604
Royal Dutch Shell PLC "B"	2,331	82,910
TNT Express NV	2,201	22,999
Unilever NV (CVA)	7,993	283,147
Wolters Kluwer NV	11,096	208,988

(Cost $3,419,549)		4,155,446
Norway 2.1%
DnB ASA	24,697	303,752
Gjensidige Forsikring ASA	5,502	76,400
Norsk Hydro ASA (a)	22,115	103,931
Statoil ASA	7,119	184,151
Telenor ASA	25,306	493,939
Yara International ASA	4,676	234,846

(Cost $744,336)		1,397,019
Singapore 3.3%
CapitaLand Ltd. (a)	20,000	51,608
ComfortDelGro Corp., Ltd.	29,000	40,464
DBS Group Holdings Ltd.	10,000	116,799
Fraser & Neave Ltd.	13,000	93,791
Genting Singapore PLC (a)	175,000	194,665
Global Logistic Properties Ltd.	17,000	34,653
Golden Agri-Resources Ltd.	173,000	92,649
Hutchison Port Holdings Trust (Units)	63,000	45,688
Jardine Cycle & Carriage Ltd.	3,000	117,266
Keppel Corp., Ltd.	15,400	142,307
Olam International Ltd. (a)	43,000	71,398
Oversea-Chinese Banking Corp., Ltd.	14,000	106,266
SembCorp Industries Ltd.	16,000	73,667
SembCorp Marine Ltd.	8,000	32,251
Singapore Airlines Ltd.	6,000	52,429
Singapore Exchange Ltd.	7,000	39,806
Singapore Press Holdings Ltd.	37,000	122,599
Singapore Technologies Engineering Ltd.	15,000	43,196
Singapore Telecommunications Ltd.	157,000	408,685
StarHub Ltd.	14,000	42,354
United Overseas Bank Ltd.	7,000	111,770
Wilmar International Ltd.	50,000	131,844

(Cost $1,513,521)		2,166,155
Spain 5.0%
Abertis Infraestructuras SA	8,822	130,182
Acciona SA	263	15,024
ACS, Actividades de Construccion y Servicios SA (a)	3,929	81,272
Amadeus IT Holding SA "A"	17,989	419,992
Banco Bilbao Vizcaya Argentaria SA (a)	12,973	102,572
Banco Santander SA*	26,579	199,120
Enagas SA	2,258	44,650
Ferrovial SA	10,842	141,417
Gas Natural SDG SA	4,736	67,218
Iberdrola SA	50,661	230,478
Industria de Diseno Textil SA	3,534	438,731
Red Electrica Corporacion SA	1,484	70,482
Repsol SA	22,578	439,451
Telefonica SA	61,238	816,579
Zardoya Otis SA (a)	3,050	35,911

(Cost $3,106,296)		3,233,079
Sweden 3.5%
Assa Abloy AB "B"	1,207	39,175
Atlas Copco AB "A"	2,084	48,823
Boliden AB (a)	9,057	151,615
Electrolux AB "B"	1,087	26,913
Hennes & Mauritz AB "B"	5,804	202,123
Hexagon AB "B"	2,788	59,999
Holmen AB "B"	1,214	33,174
Husqvarna AB "B"	4,852	24,817
Modern Times Group "B"	537	23,776
Nordea Bank AB	10,270	101,957
Sandvik AB	3,095	42,171
Skandinaviska Enskilda Banken AB "A"	4,035	33,895
Skanska AB "B"	1,724	27,963
SKF AB "B"	1,279	27,684
SSAB AB "A"	6,901	49,252
Svenska Cellulosa AB "B"	9,621	179,063
Svenska Handelsbanken AB "A"	1,999	75,093
Swedbank AB "A"	3,758	70,690
Swedish Match AB	6,442	260,814
Tele2 AB "B"	5,797	105,387
Telefonaktiebolaget LM Ericsson "B"	42,182	384,739
TeliaSonera AB	38,625	278,435
Volvo AB "B"	2,677	37,693

(Cost $1,802,580)		2,285,251
Switzerland 7.5%
ABB Ltd. (Registered)* (a)	7,290	137,048
Actelion Ltd. (Registered)*	481	24,130
Adecco SA (Registered)*	824	39,334
Aryzta AG*	598	28,712
Compagnie Financiere Richemont SA "A"	2,708	162,366
Credit Suisse Group AG (Registered)*	2,979	63,356
Geberit AG (Registered)* (a)	246	53,596
Givaudan SA (Registered)*	61	57,965
Glencore International PLC	4,330	24,072
Holcim Ltd. (Registered)*	1,280	81,510
Lindt & Spruengli AG (Registered)*	1	36,134
Lonza Group AG (Registered)*	466	24,417
Nestle SA (Registered)	20,152	1,271,211
Novartis AG (Registered)	11,006	673,638
Roche Holding AG (Genusschein)	3,449	644,292
Sika AG	19	38,798
Sonova Holding AG (Registered)*	289	29,242
STMicroelectronics NV	8,506	46,008
Swatch Group AG (Bearer)	186	74,191
Swiss Re AG.*	723	46,523
Swisscom AG (Registered) (a)	2,114	850,498
Syngenta AG (Registered)	435	162,560
UBS AG (Registered)*	8,918	108,840
Wolseley PLC	918	39,280
Xstrata PLC	2,858	44,352
Zurich Insurance Group AG*	398	99,099

(Cost $3,043,213)		4,861,172
United Kingdom 7.2%
Anglo American PLC	1,947	57,314
ARM Holdings PLC	37,523	349,897
AstraZeneca PLC	8,219	392,646
BAE Systems PLC	8,559	45,058
Barclays PLC	8,467	29,473
BG Group PLC	3,267	66,154
BHP Billiton PLC	3,282	102,493
BP PLC	14,756	104,151
British American Tobacco PLC	2,622	134,820
British Sky Broadcasting Group PLC	3,065	36,822
BT Group PLC	34,124	127,281
Burberry Group PLC	877	14,240
Capita PLC	1,652	20,698
Centrica PLC	23,148	122,693
Compass Group PLC	1,662	18,382
Diageo PLC	3,511	98,857
GlaxoSmithKline PLC	32,944	759,945
HSBC Holdings PLC	12,924	119,923
Imperial Tobacco Group PLC	1,507	55,860
Inmarsat PLC	3,673	35,083
International Consolidated Airlines Group SA*	24,813	59,806
Kingfisher PLC	7,038	30,074
Lloyds Banking Group PLC*	35,330	22,261
Marks & Spencer Group PLC	6,157	35,524
National Grid PLC	14,501	160,077
Pearson PLC (a)	2,051	40,135
Reckitt Benckiser Group PLC	814	46,899
Reed Elsevier PLC	4,792	45,879
Rio Tinto PLC	1,800	84,143
Rolls-Royce Holdings PLC*	1,946	26,558
SABMiller PLC	1,281	56,355
Severn Trent PLC	1,531	41,524
Smith & Nephew PLC	6,163	68,070
Smiths Group PLC	1,710	28,678
SSE PLC	4,799	107,952
Standard Chartered PLC	1,687	38,213
Subsea 7 SA	1,418	32,848
Tesco PLC	10,251	55,003
The Sage Group PLC	35,008	177,547
Unilever PLC	1,529	55,689
United Utilities Group PLC	5,004	57,944
Vodafone Group PLC	218,220	621,068
William Morrison Supermarkets PLC	5,677	26,180
WPP PLC	3,863	52,598

(Cost $3,279,474)		4,662,815
United States 0.2%
Catamaran Corp.* (Cost $148,561)	1,600	156,810

Total Common Stocks (Cost $47,520,546)		57,555,139
Preferred Stocks 0.4%
Germany
Bayerische Motoren Werke (BMW) AG	416	21,385
Henkel AG & Co. KGaA	2,045	162,746
Porsche Automobil Holding SE	395	23,678
Volkswagen AG	277	50,597

Total Preferred Stocks (Cost $127,100)		258,406
Exchange-Traded Funds 9.2%
Emerging Markets
iShares MSCI Emerging Markets Index Fund	73,000	3,016,360
Vanguard MSCI Emerging Markets Fund	71,400	2,980,950

Total Exchange-Traded Funds (Cost $4,637,578)		5,997,310
Securities Lending Collateral 10.8%
Daily Assets Fund Institutional, 0.23% (c) (d) (Cost $7,069,185)	7,069,185	7,069,185
Cash Equivalents 1.5%
Central Cash Management Fund, 0.15% (c) (Cost $953,886)	953,886	953,886

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $60,308,295) †	110.3	71,833,926
Other Assets and Liabilities, Net	(10.3)	(6,706,151)

Net Assets	100.0	65,127,775

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $60,636,334.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $11,197,592.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,782,648 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,585,056.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2012 amounted to $6,657,559, which is 10.2% of net assets.
(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At September 30, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

ASX SPI 200 Index	AUD	12/20/2012	1	113,688	(340)
Euro Stoxx 50 Index	EUR	12/21/2012	26	820,247	(28,466)
FTSE 100 Index	GBP	12/21/2012	1	92,253	(1,989)
Nikkei 225 Index	USD	12/13/2012	4	177,400	1,984
Total net unrealized depreciation					(28,811)

Currency Abbreviations

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

At September 30, 2012 the DWS Diversified International Equity VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stocks
Telecommunication Services	9,286,298	16.0%
Financials	7,354,496	12.7%
Health Care	7,240,959	12.5%
Consumer Staples	6,862,790	11.9%
Information Technology	6,347,316	11.0%
Materials	5,018,893	8.7%
Utilities	4,777,685	8.3%
Industrials	4,491,377	7.8%
Consumer Discretionary	3,947,536	6.8%
Energy	2,486,195	4.3%
Total	57,813,545	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and Preferred Stocks (e)
Australia	$—	$2,504,914	$—	$2,504,914
Austria	—	410,325	—	410,325
Belgium	—	1,063,464	—	1,063,464
Bermuda	—	95,337	—	95,337
Canada	4,755,390	33,420	—	4,788,810
Denmark	—	1,417,295	—	1,417,295
Finland	—	2,555,702	—	2,555,702
France	—	4,530,814	—	4,530,814
Germany	—	3,715,165	—	3,715,165
Hong Kong	—	1,630,563	—	1,630,563
Ireland	—	1,935,210	—	1,935,210
Italy	—	2,603,545	—	2,603,545
Japan	—	7,354,647	—	7,354,647
Luxembourg	—	205,806	—	205,806
Macau	—	84,201	—	84,201
Netherlands	—	4,155,446	—	4,155,446
Norway	—	1,397,019	—	1,397,019
Singapore	—	2,166,155	—	2,166,155
Spain	—	3,233,079	—	3,233,079
Sweden	—	2,285,251	—	2,285,251
Switzerland	—	4,861,172	—	4,861,172
United Kingdom	—	4,662,815	—	4,662,815
United States	156,810	—	—	156,810
Exchange-Traded Funds	5,997,310	—	—	5,997,310
Short-Term Investments(e)	8,023,071	—	—	8,023,071
Derivatives(f)	1,984	—	—	1,984
Total	$18,934,565	$52,901,345	$—	$71,835,910

Liabilities
Derivatives(f)	$(30,795)	$—	$—	$(30,795)
Total	$(30,795)	$—	$—	$(30,795)

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(28,811)

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS Dreman Small Mid Cap Value VIP
	Shares	Value ($)
Common Stocks 98.0%
Consumer Discretionary 11.2%
Auto Components 1.3%
Cooper Tire & Rubber Co.	159,050	3,050,579
Hotels, Restaurants & Leisure 2.8%
Brinker International, Inc. (a)	95,280	3,363,384
International Speedway Corp. "A" (a)	116,975	3,318,581

		6,681,965
Household Durables 1.5%
Whirlpool Corp. (a)	44,150	3,660,477
Media 1.6%
Meredith Corp. (a)	108,375	3,793,125
Multiline Retail 1.0%
Big Lots, Inc.* (a)	79,949	2,364,891
Textiles, Apparel & Luxury Goods 3.0%
Hanesbrands, Inc.* (a)	123,975	3,952,323
The Jones Group, Inc. (a)	247,215	3,181,657

		7,133,980
Consumer Staples 2.5%
Beverages 1.2%
Constellation Brands, Inc. "A"*	91,600	2,963,260
Household Products 1.3%
Energizer Holdings, Inc. (a)	39,775	2,967,613
Energy 5.5%
Energy Equipment & Services 3.4%
Atwood Oceanics, Inc.* (a)	70,565	3,207,179
Nabors Industries Ltd.* (a)	201,925	2,833,008
Superior Energy Services, Inc.*	96,400	1,978,128

		8,018,315
Oil, Gas & Consumable Fuels 2.1%
Rosetta Resources, Inc.*	62,100	2,974,590
Ultra Petroleum Corp.* (a)	93,372	2,052,317

		5,026,907
Financials 27.8%
Capital Markets 1.7%
Raymond James Financial, Inc. (a)	107,825	3,951,786
Commercial Banks 9.9%
Associated Banc-Corp. (a)	227,100	2,990,907
Bank of Hawaii Corp. (a)	69,225	3,158,045
BOK Financial Corp. (a)	52,250	3,087,975
East West Bancorp., Inc.	196,075	4,141,104
Fulton Financial Corp. (a)	320,625	3,161,362
Webster Financial Corp.	161,400	3,825,180
Zions Bancorp. (a)	154,125	3,183,452

		23,548,025
Insurance 8.9%
Allied World Assurance Co. Holdings AG	51,525	3,980,306
Argo Group International Holdings Ltd. (a)	108,063	3,500,161
Axis Capital Holdings Ltd.	96,700	3,376,764
Everest Re Group Ltd. (a)	41,475	4,436,166
Hartford Financial Services Group, Inc. (a)	173,775	3,378,186
Unum Group (a)	129,900	2,496,678

		21,168,261
Real Estate Investment Trusts 7.3%
CBL & Associates Properties, Inc. (REIT) (a)	189,825	4,050,866
CommonWealth REIT (REIT) (a)	130,681	1,902,715
Entertainment Properties Trust (REIT)	73,775	3,277,823
Hospitality Properties Trust (REIT)	151,300	3,597,914
Weingarten Realty Investors (REIT) (a)	154,025	4,329,643

		17,158,961
Health Care 7.5%
Health Care Equipment & Supplies 1.7%
Teleflex, Inc. (a)	58,825	4,049,513
Health Care Providers & Services 3.1%
LifePoint Hospitals, Inc.* (a)	91,575	3,917,578
Owens & Minor, Inc. (a)	117,875	3,522,105

		7,439,683
Life Sciences Tools & Services 1.5%
Charles River Laboratories International, Inc.* (a)	87,775	3,475,890
Pharmaceuticals 1.2%
Endo Health Solutions, Inc.* (a)	90,400	2,867,488
Industrials 15.8%
Aerospace & Defense 2.3%
Alliant Techsystems, Inc.	46,650	2,337,632
Spirit AeroSystems Holdings, Inc. "A"*	141,400	3,140,494

		5,478,126
Commercial Services & Supplies 2.0%
Pitney Bowes, Inc. (a)	148,050	2,046,051
The Brink's Co.	104,625	2,687,816

		4,733,867
Construction & Engineering 2.0%
Tutor Perini Corp.*	160,725	1,838,694
URS Corp.	84,375	2,979,281

		4,817,975
Electrical Equipment 2.8%
General Cable Corp.*	101,937	2,994,909
Hubbell, Inc. "B"	45,125	3,643,393

		6,638,302
Machinery 4.1%
Crane Co.	76,800	3,066,624
Oshkosh Corp.*	135,575	3,718,822
SPX Corp.	43,400	2,838,794

		9,624,240
Road & Rail 1.3%
AMERCO (a)	28,050	2,983,398
Trading Companies & Distributors 1.3%
Textainer Group Holdings Ltd. (a)	102,575	3,133,666
Information Technology 16.4%
Communications Equipment 1.2%
Arris Group, Inc.*	226,750	2,900,132
Computers & Peripherals 1.9%
NCR Corp.*	133,775	3,118,295
Synaptics, Inc.* (a)	61,036	1,466,085

		4,584,380
Electronic Equipment, Instruments & Components 2.5%
Arrow Electronics, Inc.*	78,015	2,629,886
Jabil Circuit, Inc. (a)	170,600	3,193,632

		5,823,518
IT Services 3.8%
Amdocs Ltd. (a)	90,250	2,977,347
DST Systems, Inc.	68,175	3,855,978
ManTech International Corp. "A" (a)	88,275	2,118,600

		8,951,925
Semiconductors & Semiconductor Equipment 5.0%
KLA-Tencor Corp. (a)	68,700	3,277,334
Microsemi Corp.* (a)	160,975	3,230,768
PMC-Sierra, Inc.* (a)	466,650	2,631,906
Teradyne, Inc.* (a)	197,700	2,811,294

		11,951,302
Software 2.0%
Synopsys, Inc.*	142,850	4,716,907
Materials 7.4%
Chemicals 1.0%
Huntsman Corp.	155,993	2,328,975
Containers & Packaging 2.3%
Owens-Illinois, Inc.*	112,300	2,106,748
Rock-Tenn Co. "A"	45,050	3,251,709

		5,358,457
Metals & Mining 4.1%
Coeur d'Alene Mines Corp.* (a)	119,950	3,458,158
IAMGOLD Corp. (a)	163,375	2,582,959
Reliance Steel & Aluminum Co.	70,925	3,712,924

		9,754,041
Utilities 3.9%
Electric Utilities 1.4%
Portland General Electric Co.	126,650	3,424,616
Gas Utilities 1.2%
AGL Resources, Inc.	71,300	2,916,883
Multi-Utilities 1.3%
Ameren Corp.	90,975	2,972,153

Total Common Stocks (Cost $196,784,147)		232,413,582
Securities Lending Collateral 42.2%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $100,014,630)	100,014,630	100,014,630
Cash Equivalents 0.0%
Central Cash Management Fund, 0.15% (b) (Cost $90,793)	90,793	90,793

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $296,889,570) †	140.2	332,519,005
Other Assets and Liabilities, Net (a)	(40.2)	(95,301,812)

Net Assets	100.0	237,217,193

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $297,467,658.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $35,051,347.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $52,460,011 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,408,664.

(a)
All or a portion of these securities were on loan amounting to $96,947,434. In addition, included in other assets and liabilities, net is a pending sale, amounting to $197,985, that is also on loan. The value of all securities loaned at September 30, 2012 amounted to $97,145,419 which is 41.0% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$232,413,582	$—	$—	$232,413,582
Short-Term Investments (d)	100,105,423	—	—	100,105,423
Total	$332,519,005	$—	$—	$332,519,005

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS Global Income Builder VIP
	Shares	Value ($)
Common Stocks 53.0%
Consumer Discretionary 3.1%
Distributors 0.6%
Genuine Parts Co. (a)	26,226	1,600,573
Hotels, Restaurants & Leisure 0.0%
Trump Entertainment Resorts, Inc.*	2	0
Media 1.8%
Pearson PLC	137,000	2,680,855
Postmedia Network Canada Corp.*	623	1,090
Vertis Holdings, Inc.*	111	0
Wolters Kluwer NV	110,531	2,081,799

		4,763,744
Textiles, Apparel & Luxury Goods 0.7%
VF Corp.	10,763	1,715,192
Consumer Staples 9.5%
Beverages 1.8%
PepsiCo, Inc.	65,968	4,668,555
Food & Staples Retailing 0.9%
Metcash Ltd.	654,000	2,394,506
Food Products 1.8%
Nestle SA (Registered)	36,300	2,289,845
Unilever NV (CVA)	66,100	2,341,548

		4,631,393
Household Products 1.8%
Procter & Gamble Co.	69,619	4,828,774
Tobacco 3.2%
Altria Group, Inc.	86,670	2,893,911
British American Tobacco PLC	70,600	3,630,156
Imperial Tobacco Group PLC	54,100	2,005,323

		8,529,390
Energy 7.9%
Energy Equipment & Services 2.0%
Transocean Ltd.	70,528	3,166,002
WorleyParsons Ltd.	74,592	2,176,313

		5,342,315
Oil, Gas & Consumable Fuels 5.9%
Canadian Natural Resources Ltd. (b)	60,600	1,869,594
Canadian Natural Resources Ltd. (b)	19,470	599,481
ConocoPhillips	53,641	3,067,192
Enbridge, Inc. (a)	59,000	2,304,547
EOG Resources, Inc.	8,967	1,004,752
Phillips 66	46,069	2,136,220
TransCanada Corp. (a)	59,200	2,694,139
Woodside Petroleum Ltd.	54,700	1,870,546

		15,546,471
Financials 5.3%
Commercial Banks 1.6%
Bank of Nova Scotia (a)	39,700	2,177,422
Toronto-Dominion Bank (a)	24,600	2,051,627

		4,229,049
Insurance 3.7%
Old Mutual PLC	124,572	342,930
PartnerRe Ltd.	60,150	4,467,942
Powszechny Zaklad Ubezpieczen SA	18,700	2,104,215
Sampo Oyj "A"	92,000	2,869,719

		9,784,806
Real Estate Investment Trusts 0.0%
Corio NV (REIT)	81	3,454
Health Care 4.9%
Health Care Providers & Services 1.6%
Rhoen-Klinikum AG	205,300	4,043,455
Pharmaceuticals 3.3%
Novartis AG (Registered)	37,653	2,304,605
Roche Holding AG (Genusschein)	16,200	3,026,248
Sanofi	40,368	3,448,607

		8,779,460
Industrials 4.4%
Aerospace & Defense 0.6%
BAE Systems PLC	314,200	1,654,067
Air Freight & Logistics 0.5%
Singapore Post Ltd.	1,590,000	1,418,646
Building Products 0.0%
Congoleum Corp.*	3,800	0
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.	3	51
Industrial Conglomerates 2.4%
Koninklijke Philips Electronics NV	125,450	2,933,343
Smiths Group PLC	192,457	3,227,668

		6,161,011
Road & Rail 0.9%
Canadian National Railway Co.	26,100	2,309,469
Information Technology 4.6%
Computers & Peripherals 1.6%
Diebold, Inc.	65,300	2,201,263
Wincor Nixdorf AG	49,800	1,950,385

		4,151,648
IT Services 0.6%
Automatic Data Processing, Inc.	27,800	1,630,748
Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	160,766	3,646,173
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	176,550	2,793,021

		6,439,194
Materials 4.3%
Chemicals 1.7%
Air Liquide SA	19,030	2,363,740
Air Products & Chemicals, Inc.	25,562	2,113,978

		4,477,718
Construction Materials 0.0%
Wolverine Tube, Inc.*	366	8,839
Containers & Packaging 1.1%
Sealed Air Corp.	98,350	1,520,491
Sonoco Products Co.	42,183	1,307,251

		2,827,742
Metals & Mining 1.5%
Franco-Nevada Corp. (a)	66,000	3,890,448
Telecommunication Services 5.5%
Diversified Telecommunication Services 3.2%
AT&T, Inc.	44,314	1,670,638
Belgacom SA	68,193	2,083,447
Chunghwa Telecom Co., Ltd. (ADR) (a)	42,200	1,339,850
Koninklijke (Royal) KPN NV	80,720	617,986
Telus Corp.	43,270	2,729,298

		8,441,219
Wireless Telecommunication Services 2.3%
NTT DoCoMo, Inc. (a)	1,711	2,774,820
SK Telecom Co., Ltd. (ADR)	111,000	1,613,940
Vodafone Group PLC	607,300	1,728,413

		6,117,173
Utilities 3.5%
Electric Utilities 1.6%
Exelon Corp.	36,922	1,313,685
FirstEnergy Corp.	35,934	1,584,689
Fortum Oyj	74,200	1,368,247

		4,266,621
Gas Utilities 1.1%
UGI Corp.	86,842	2,757,234
Multi-Utilities 0.8%
National Grid PLC	194,500	2,147,097

Total Common Stocks (Cost $132,096,252)		139,560,062
Preferred Stock 0.0%
Financials
Ally Financial, Inc., 144A, 7.0% (Cost $22,688)	25	23,388
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	80	14
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	19,324	7,073
Hercules Trust II, Expiration Date 3/31/2029*	170	1,523

		8,596

Total Warrants (Cost $30,283)		8,610

		Principal Amount ($) (c)	Value ($)
Corporate Bonds 27.4%
Consumer Discretionary 3.5%
AMC Entertainment, Inc., 8.75%, 6/1/2019		405,000	446,513
Asbury Automotive Group, Inc., 7.625%, 3/15/2017		35,000	36,225
Avis Budget Car Rental LLC, 8.25%, 1/15/2019		15,000	16,331
Block Communications, Inc., 144A, 7.25%, 2/1/2020		20,000	21,250
Cablevision Systems Corp., 8.625%, 9/15/2017		285,000	331,313
Caesar's Entertainment Operating Co., Inc.:
144A, 8.5%, 2/15/2020		610,000	610,000
11.25%, 6/1/2017		80,000	86,000
CBS Corp., 3.375%, 3/1/2022		125,000	130,598
CCO Holdings LLC:
5.25%, 9/30/2022		345,000	346,725
6.5%, 4/30/2021 (a)		740,000	791,800
6.625%, 1/31/2022		705,000	770,212
7.375%, 6/1/2020		10,000	11,163
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		645,000	688,537
Clear Channel Communications, Inc., 9.0%, 3/1/2021		95,000	84,550
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625%, 3/15/2020		10,000	9,600
Series B, 7.625%, 3/15/2020		255,000	248,625
Series B, 9.25%, 12/15/2017		50,000	53,875
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (a)		20,000	19,450
Desarrolladora Homex SAB de CV, 144A, 9.75%, 3/25/2020 (a)		250,000	255,000
DISH DBS Corp.:
6.625%, 10/1/2014		40,000	43,400
7.125%, 2/1/2016		35,000	38,675
7.875%, 9/1/2019		270,000	313,875
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		25,000	16
Globo Comunicacao e Participacoes SA, 144A, 4.875%, 4/11/2022		500,000	541,875
Harron Communications LP, 144A, 9.125%, 4/1/2020		10,000	10,800
Hertz Corp.:
6.75%, 4/15/2019 (a)		270,000	284,850
144A, 6.75%, 4/15/2019		10,000	10,550
Libbey Glass, Inc., 144A, 6.875%, 5/15/2020		30,000	32,250
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		35,000	35,000
Mediacom LLC, 9.125%, 8/15/2019		580,000	640,900
MGM Resorts International:
144A, 6.75%, 10/1/2020		40,000	40,000
144A, 8.625%, 2/1/2019 (a)		400,000	436,000
National CineMedia LLC, 144A, 6.0%, 4/15/2022		10,000	10,550
NBCUniversal Media LLC, 5.95%, 4/1/2041		127,000	155,560
Penske Automotive Group, Inc., 144A, 5.75%, 10/1/2022		70,000	71,750
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		100,000	98,750
Sirius XM Radio, Inc., 144A, 5.25%, 8/15/2022		25,000	24,875
Sonic Automotive, Inc., 144A, 7.0%, 7/15/2022		25,000	26,750
Sotheby's, 144A, 5.25%, 10/1/2022		45,000	45,450
Starz LLC, 144A, 5.0%, 9/15/2019		25,000	25,563
Travelport LLC, 5.043% **, 9/1/2014		20,000	14,800
Unitymedia Hessen GmbH & Co., KG:
144A, 7.5%, 3/15/2019	EUR	400,000	560,282
144A, 8.125%, 12/1/2017		365,000	392,375
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	110,000	155,844
Univision Communications, Inc., 144A, 6.875%, 5/15/2019		25,000	25,750
Whirlpool Corp., 4.7%, 6/1/2022		90,000	92,910
Wolverine World Wide, Inc., 144A, 6.125%, 10/15/2020 (d)		65,000	66,950

			9,154,117
Consumer Staples 0.6%
ConAgra Foods, Inc., 3.25%, 9/15/2022		235,000	236,850
Constellation Brands, Inc., 6.0%, 5/1/2022		5,000	5,688
CVS Caremark Corp., 5.75%, 5/15/2041		65,000	81,861
Del Monte Corp., 7.625%, 2/15/2019		95,000	97,731
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020 (a)		370,000	369,075
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		250,000	288,425
Pilgrim's Pride Corp., 7.875%, 12/15/2018		430,000	409,575
Smithfield Foods, Inc., 6.625%, 8/15/2022		105,000	108,937
TreeHouse Foods, Inc., 7.75%, 3/1/2018		10,000	10,925

			1,609,067
Energy 2.9%
Access Midstream Partners LP, 6.125%, 7/15/2022		15,000	15,863
BreitBurn Energy Partners LP, 144A, 7.875%, 4/15/2022		50,000	51,750
Bristow Group, Inc., 6.25%, 10/15/2022 (d)		40,000	40,950
Cenovus Energy, Inc., 3.0%, 8/15/2022		280,000	287,057
Chesapeake Energy Corp., 6.875%, 11/15/2020 (a)		90,000	94,950
Cimarex Energy Co., 5.875%, 5/1/2022		10,000	10,550
CONSOL Energy, Inc., 8.0%, 4/1/2017		100,000	104,500
Continental Resources, Inc., 144A, 5.0%, 9/15/2022		40,000	41,800
Crosstex Energy LP, 144A, 7.125%, 6/1/2022		25,000	24,875
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		200,000	257,083
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		125,000	122,813
Encana Corp., 5.15%, 11/15/2041		55,000	57,327
Enterprise Products Operating LLC, 6.125%, 10/15/2039		230,000	276,426
EP Energy LLC:
144A, 6.875%, 5/1/2019		15,000	16,050
144A, 7.75%, 9/1/2022		80,000	81,600
EV Energy Partners LP, 8.0%, 4/15/2019		35,000	36,313
FMC Technologies, Inc., 3.45%, 10/1/2022		200,000	203,035
Halcon Resources Corp., 144A, 9.75%, 7/15/2020		65,000	66,463
Holly Energy Partners LP, 144A, 6.5%, 3/1/2020		10,000	10,500
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		250,000	280,000
Kinder Morgan Energy Partners LP, 7.3%, 8/15/2033		360,000	454,148
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		10,000	10,600
Linn Energy LLC:
144A, 6.25%, 11/1/2019		540,000	537,300
144A, 6.5%, 5/15/2019		25,000	25,000
MarkWest Energy Partners LP, 5.5%, 2/15/2023		65,000	68,088
MEG Energy Corp., 144A, 6.375%, 1/30/2023		125,000	133,438
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020 (d)		95,000	99,038
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		125,000	128,750
Oasis Petroleum, Inc.:
6.5%, 11/1/2021 (a)		225,000	237,375
7.25%, 2/1/2019		60,000	64,350
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		250,000	217,500
ONEOK Partners LP, 6.15%, 10/1/2016		201,000	234,452
Pertamina Persero PT:
144A, 4.875%, 5/3/2022		250,000	269,062
144A, 6.0%, 5/3/2042		500,000	542,500
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		250,000	226,250
Petroleos Mexicanos, 5.5%, 6/27/2044		500,000	550,000
Plains Exploration & Production Co.:
6.125%, 6/15/2019		10,000	10,075
6.75%, 2/1/2022		50,000	50,750
Quicksilver Resources, Inc., 11.75%, 1/1/2016		275,000	277,750
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	266,296
SandRidge Energy, Inc., 7.5%, 3/15/2021		110,000	113,300
SESI LLC, 7.125%, 12/15/2021		30,000	33,150
Stone Energy Corp., 8.625%, 2/1/2017		195,000	208,650
Swift Energy Co., 7.875%, 3/1/2022		20,000	21,400
Tesoro Corp.:
4.25%, 10/1/2017		50,000	51,500
5.375%, 10/1/2022		35,000	36,050
Tesoro Logistics LP, 144A, 5.875%, 10/1/2020		25,000	25,625
Transocean, Inc., 3.8%, 10/15/2022		370,000	371,915
Weatherford International Ltd., 5.125%, 9/15/2020		300,000	327,974

			7,672,191
Financials 8.2%
African Development Bank, 5.75%, 1/25/2016	AUD	500,000	557,335
Ally Financial, Inc.:
5.5%, 2/15/2017		15,000	15,679
6.25%, 12/1/2017		560,000	605,688
American International Group, Inc., 4.875%, 6/1/2022		200,000	225,391
AmeriGas Finance LLC:
6.75%, 5/20/2020		10,000	10,675
7.0%, 5/20/2022		10,000	10,775
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		500,000	501,949
Banco Bradesco SA, 144A, 2.537% **, 5/16/2014		250,000	251,758
Banco do Brasil SA, 144A, 5.875%, 1/26/2022		250,000	267,500
Banco Latinoamericano de Comercio Exterior SA, 144A, 3.75%, 4/4/2017		250,000	259,375
Bancolombia SA:
5.125%, 9/11/2022 (a)		500,000	505,000
5.95%, 6/3/2021		250,000	281,250
6.125%, 7/26/2020		200,000	218,500
Bangkok Bank PCL, 144A, 3.875%, 9/27/2022		250,000	249,752
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022 (a)		250,000	273,125
BNP Paribas SA, 2.375%, 9/14/2017		490,000	492,117
Braskem America Finance Co., 144A, 7.125%, 7/22/2041 (a)		250,000	265,000
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		78,000	83,590
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		30,000	32,250
CIT Group, Inc.:
4.25%, 8/15/2017		495,000	513,720
5.0%, 5/15/2017		935,000	998,112
5.25%, 3/15/2018		10,000	10,725
CNA Financial Corp., 5.75%, 8/15/2021		265,000	308,193
E*TRADE Financial Corp., 6.75%, 6/1/2016		745,000	784,112
Export Credit Bank of Turkey, 144A, 5.375%, 11/4/2016		250,000	268,125
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021 (a)		150,000	160,125
Ford Motor Credit Co., LLC:
3.0%, 6/12/2017		200,000	203,578
4.25%, 9/20/2022 (a)		205,000	210,076
5.875%, 8/2/2021		260,000	294,154
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		10,000	10,650
144A, 5.875%, 1/31/2022		15,000	16,050
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		10,000	11,275
General Electric Capital Corp., 2.9%, 1/9/2017		500,000	528,990
Grupo Aval Ltd., 144A, 4.75%, 9/26/2022		250,000	246,250
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		250,000	283,651
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		280,000	284,900
8.875%, 2/1/2018		570,000	585,675
ING Bank NV, 144A, 2.0%, 9/25/2015		875,000	876,308
International Lease Finance Corp.:
6.25%, 5/15/2019		395,000	424,625
8.625%, 1/15/2022		10,000	12,075
8.75%, 3/15/2017		75,000	87,750
Itau Unibanco Holding SA, 144A, 5.65%, 3/19/2022		250,000	261,875
Kazakhstan Temir Zholy Finance BV, 144A, 6.95%, 7/10/2042		250,000	303,437
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		115,000	116,150
8.625%, 7/15/2020 (a)		450,000	486,000
Lukoil International Finance BV, 144A, 7.25%, 11/5/2019		250,000	300,950
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		130,000	133,047
Morgan Stanley, 6.375%, 7/24/2042		150,000	165,205
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		10,000	10,600
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		119,000	125,952
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		10,000	10,650
144A, 5.875%, 3/15/2022		550,000	588,500
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020 (d)		35,000	34,781
Nordea Bank AB, 144A, 4.25%, 9/21/2022		375,000	372,677
Odebrecht Finance Ltd., 144A, 5.125%, 6/26/2022		250,000	266,250
Petrobras International Finance Co., 5.75%, 1/20/2020		250,000	284,949
PNC Bank NA, 6.875%, 4/1/2018		300,000	372,703
Principal Financial Group, Inc., 3.3%, 9/15/2022		305,000	308,433
RBS Citizens Financial Group, Inc., 144A, 4.15%, 9/28/2022		355,000	355,661
Reynolds Group Issuer, Inc.:
144A, 5.75%, 10/15/2020		95,000	95,000
7.125%, 4/15/2019 (a)		1,015,000	1,070,825
Santander U.S. Debt SA, 144A, 2.991%, 10/7/2013		500,000	499,205
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		845,000	933,725
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (d)		55,000	55,688
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		40,000	40,200
SunTrust Banks, Inc., 3.6%, 4/15/2016		98,000	104,700
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		260,000	303,467
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		55,000	55,550
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		370,000	387,575
UR Merger Sub Corp.:
144A, 5.75%, 7/15/2018		90,000	95,063
144A, 7.375%, 5/15/2020		25,000	26,875
144A, 7.625%, 4/15/2022		270,000	295,650
10.875%, 6/15/2016		20,000	22,250
Vale Overseas Ltd., 8.25%, 1/17/2034		250,000	323,716
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		89,000	98,568
WPP Finance 2010, 3.625%, 9/7/2022		350,000	352,553

			21,484,258
Health Care 1.5%
Agilent Technologies, Inc., 3.2%, 10/1/2022		200,000	201,889
Amgen, Inc., 5.15%, 11/15/2041		150,000	167,142
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		10,000	10,600
Biomet, Inc.:
144A, 6.5%, 8/1/2020		85,000	88,081
144A, 6.5%, 10/1/2020 (d)		85,000	83,300
Community Health Systems, Inc.:
5.125%, 8/15/2018		290,000	300,875
7.125%, 7/15/2020		110,000	117,356
Express Scripts Holding Co., 7.25%, 6/15/2019		160,000	206,186
Gilead Sciences, Inc., 4.4%, 12/1/2021 (a)		100,000	113,664
HCA, Inc.:
6.5%, 2/15/2020		880,000	979,000
7.5%, 2/15/2022		725,000	821,063
8.5%, 4/15/2019		10,000	11,275
Hologic, Inc., 144A, 6.25%, 8/1/2020		40,000	42,400
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		140,000	146,497
McKesson Corp., 4.75%, 3/1/2021		200,000	233,001
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		15,000	16,425
Tenet Healthcare Corp., 6.25%, 11/1/2018		280,000	308,700
Watson Pharmaceuticals, Inc., 3.25%, 10/1/2022		170,000	172,177

			4,019,631
Industrials 1.6%
Accuride Corp., 9.5%, 8/1/2018		10,000	10,275
ADT Corp., 144A, 3.5%, 7/15/2022		90,000	93,500
Air Lease Corp., 144A, 4.5%, 1/15/2016		20,000	20,000
ARAMARK Corp., 8.5%, 2/1/2015		10,000	10,238
BE Aerospace, Inc., 6.875%, 10/1/2020		185,000	205,350
Belden, Inc., 144A, 5.5%, 9/1/2022		85,000	86,912
Bombardier, Inc., 144A, 5.75%, 3/15/2022 (a)		598,000	612,950
CSX Corp., 6.15%, 5/1/2037		370,000	472,162
General Cable Corp., 144A, 5.75%, 10/1/2022		50,000	50,750
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		560,000	606,900
Iron Mountain, Inc., 5.75%, 8/15/2024		90,000	90,225
JSC Georgian Railway, 144A, 7.75%, 7/11/2022		250,000	277,500
Meritor, Inc., 8.125%, 9/15/2015		100,000	105,000
Navios Maritime Holdings, Inc.:
8.875%, 11/1/2017		5,000	5,131
144A, 8.875%, 11/1/2017		55,000	55,894
Nortek, Inc., 8.5%, 4/15/2021		255,000	271,575
Ply Gem Industries, Inc., 144A, 9.375%, 4/15/2017		40,000	40,200
Sabre, Inc., 144A, 8.5%, 5/15/2019		35,000	35,963
TransDigm, Inc., 7.75%, 12/15/2018		80,000	88,400
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022		500,000	508,250
Urbi, Desarrollos Urbanos SAB de CV, 144A, 9.75%, 2/3/2022 (a)		250,000	220,000
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041		250,000	269,375

			4,136,550
Information Technology 1.5%
CDW LLC, 8.5%, 4/1/2019 (a)		610,000	663,375
Equinix, Inc., 7.0%, 7/15/2021		470,000	526,400
First Data Corp.:
144A, 6.75%, 11/1/2020		365,000	362,719
144A, 7.375%, 6/15/2019		725,000	747,656
Fiserv, Inc., 3.5%, 10/1/2022		475,000	476,685
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		475,000	516,562
Hewlett-Packard Co., 3.3%, 12/9/2016		200,000	208,482
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		60,000	64,200
7.625%, 6/15/2021		190,000	210,425
MasTec, Inc., 7.625%, 2/1/2017		25,000	25,875
NCR Corp., 144A, 5.0%, 7/15/2022		25,000	25,250
Nuance Communications, Inc., 144A, 5.375%, 8/15/2020		45,000	46,463

			3,874,092
Materials 2.4%
Appleton Papers, Inc., 11.25%, 12/15/2015		15,000	15,000
China Oriental Group Co., Ltd., 144A, 7.0%, 11/17/2017		250,000	215,000
Corporacion Nacional del Cobre de Chile, 144A, 3.0%, 7/17/2022		250,000	251,962
Crown Americas LLC, 7.625%, 5/15/2017		10,000	10,700
CSN Resources SA, 144A, 6.5%, 7/21/2020		250,000	269,375
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		195,000	181,350
144A, 6.375%, 2/1/2016		250,000	243,125
144A, 6.875%, 4/1/2022		990,000	905,850
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		220,000	220,222
GEO Specialty Chemicals, Inc., 10.0%, 3/31/2015		206,080	206,080
Graphic Packaging International, Inc., 9.5%, 6/15/2017		30,000	32,850
Huntsman International LLC, 8.625%, 3/15/2021 (a)		250,000	286,250
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		180,000	176,400
Kaiser Aluminum Corp., 8.25%, 6/1/2020		40,000	43,200
Kraton Polymers LLC, 6.75%, 3/1/2019		10,000	10,300
Mexichem SAB de CV, 144A, 4.875%, 9/19/2022		500,000	507,500
Molycorp, Inc., 144A, 10.0%, 6/1/2020		95,000	94,050
Novelis, Inc., 8.75%, 12/15/2020		955,000	1,057,662
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		10,000	11,475
Polymer Group, Inc., 7.75%, 2/1/2019		255,000	271,575
PTT Global Chemical PCL, 144A, 4.25%, 9/19/2022		500,000	505,121
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		10,000	11,125
144A, 8.375%, 9/15/2021		10,000	11,200
Southern Copper Corp., 6.75%, 4/16/2040		250,000	287,552
Teck Resources Ltd.:
3.0%, 3/1/2019		110,000	111,359
3.75%, 2/1/2023		230,000	227,526
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		250,000	270,625
Wolverine Tube, Inc., 6.0%, 6/28/2014 (PIK)		8,255	8,082

			6,442,516
Telecommunication Services 3.8%
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		100,000	106,750
8.375%, 10/15/2020		695,000	747,125
8.75%, 3/15/2018		350,000	355,250
Cricket Communications, Inc.:
7.75%, 10/15/2020		685,000	667,875
10.0%, 7/15/2015		50,000	52,625
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		200,000	210,000
144A, 10.5%, 4/15/2018		200,000	217,500
Digicel Ltd., 144A, 8.25%, 9/1/2017		750,000	810,000
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	120,439	46
Frontier Communications Corp.:
6.625%, 3/15/2015		250,000	271,250
7.125%, 1/15/2023 (a)		150,000	156,000
8.5%, 4/15/2020 (a)		810,000	915,300
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		690,000	741,750
7.5%, 4/1/2021		240,000	259,800
Intelsat Luxembourg SA, 11.25%, 2/4/2017		567,000	599,602
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019 (a)		205,000	215,250
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		890,000	932,275
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		135,000	135,506
SBA Communications Corp., 144A, 5.625%, 10/1/2019		50,000	50,875
Sprint Nextel Corp.:
6.0%, 12/1/2016		820,000	844,600
8.375%, 8/15/2017		210,000	233,625
9.125%, 3/1/2017		15,000	16,988
Telesat Canada, 144A, 6.0%, 5/15/2017		15,000	15,600
tw telecom holdings, Inc., 144A, 5.375%, 10/1/2022 (d)		25,000	25,500
Windstream Corp.:
7.0%, 3/15/2019		25,000	25,500
7.5%, 6/1/2022		40,000	42,400
7.5%, 4/1/2023		20,000	20,900
7.75%, 10/15/2020		1,100,000	1,179,750
7.875%, 11/1/2017		130,000	145,275
Zayo Group LLC, 8.125%, 1/1/2020		25,000	27,313

			10,022,230
Utilities 1.4%
AES Corp.:
8.0%, 10/15/2017		45,000	51,975
8.0%, 6/1/2020		30,000	34,875
Calpine Corp., 144A, 7.5%, 2/15/2021		845,000	912,600
Centrais Eletricas Brasileiras SA, 144A, 5.75%, 10/27/2021		250,000	278,125
Comision Federal de Electricidad, 144A, 5.75%, 2/14/2042		200,000	222,500
DTE Energy Co., 7.625%, 5/15/2014		81,000	89,625
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015		250,000	281,250
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		234,000	258,268
Korea Gas Corp., 144A, 2.25%, 7/25/2017		500,000	503,820
NRG Energy, Inc., 8.25%, 9/1/2020		485,000	528,650
Oncor Electric Delivery Co., LLC, 4.1%, 6/1/2022		120,000	127,299
Perusahaan Listrik Negara PT, 144A, 5.5%, 11/22/2021		250,000	279,688

			3,568,675

Total Corporate Bonds (Cost $70,065,306)			71,983,327
Asset-Backed 0.2%
Credit Card Receivables
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.971% **, 8/15/2018		550,000	575,764
(Cost $578,918)
Mortgage-Backed Securities Pass-Throughs 1.3%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038		18,954	20,812
Federal National Mortgage Association:
4.5%, 9/1/2035		32,974	35,657
6.0%, 1/1/2024		47,775	53,225
6.5%, with various maturities from 5/1/2017 until 1/1/2038		26,579	29,176
8.0%, 9/1/2015		24,944	26,441
Government National Mortgage Association:
3.0%, 5/1/2042 (d)		1,000,000	1,068,125
4.0%, 3/1/2041 (d)		2,000,000	2,201,719

Total Mortgage-Backed Securities Pass-Throughs (Cost $3,384,837)			3,435,155
Commercial Mortgage-Backed Securities 0.6%
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.716% **, 6/11/2040		66,000	77,845
Citigroup/Deutsche Bank Commercial Mortgage Trust, "AM", Series 2007-CD5, 6.122% **, 11/15/2044		180,000	202,696
Commercial Mortgage Pass-Through Certificates, "AM", Series 2007-C9, 5.65%, 12/10/2049		80,000	87,817
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		380,000	410,886
"A4", Series 2007-C1, 5.716%, 2/15/2051		225,000	264,830
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		260,000	307,313
PNC Mortgage Acceptance Corp., "J", Series 2000-C2, 144A, 6.22%, 10/12/2033		250,000	235,390

Total Commercial Mortgage-Backed Securities (Cost $1,514,532)			1,586,777
Collateralized Mortgage Obligations 1.8%
Federal Home Loan Mortgage Corp.:
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		1,058,768	97,891
"NI", Series 4020, Interest Only, 3.0%, 3/15/2027		1,164,385	118,431
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		966,551	97,253
"P", Series 3808, 4.0%, 11/15/2038		1,000,000	1,105,765
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		2,166,369	290,103
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		898,395	119,831
"H", Series 2278, 6.5%, 1/15/2031		149	168
Federal National Mortgage Association:
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		422,977	86,992
"PI", Series 2006-20, Interest Only, 6.464% ***, 11/25/2030		598,085	119,925
Government National Mortgage Association:
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		1,417,520	127,139
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		1,845,275	207,640
"GP", Series 2010-67, 4.5%, 3/20/2039		250,000	287,274
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		195,895	29,296
"ND", Series 2010-130, 4.5%, 8/16/2039		600,000	690,669
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		709,140	36,968
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		714,330	51,673
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,317,959	176,213
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,306,717	173,280
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		841,364	127,004
Residential Funding Mortgage Securities I, Inc., "M1", Series 2003-S17, 5.5%, 9/25/2033		805,049	774,149

Total Collateralized Mortgage Obligations (Cost $4,669,338)			4,717,664
Government & Agency Obligations 10.2%
Sovereign Bonds 1.9%
Government of Canada, 0.75%, 5/1/2014	CAD	1,000,000	1,011,993
Government of Ukraine, 144A, 6.58%, 11/21/2016		500,000	481,000
Republic of Argentina, 7.0%, 10/3/2015		250,000	220,097
Republic of Croatia, 144A, 6.25%, 4/27/2017		250,000	270,625
Republic of Hungary, 4.75%, 2/3/2015		250,000	250,263
Republic of Indonesia, 144A, 4.875%, 5/5/2021		500,000	572,500
Republic of Lithuania, 144A, 6.125%, 3/9/2021		250,000	298,125
Republic of Poland, 3.0%, 3/17/2023		250,000	245,675
Republic of Serbia:
144A, 6.75%, 11/1/2024		208,333	202,604
REG S, 6.75%, 11/1/2024		208,333	204,167
Republic of Turkey, 6.0%, 1/14/2041		250,000	288,437
Russian Federation, 144A, 5.625%, 4/4/2042		400,000	480,040
Vnesheconombank, 144A, 6.025%, 7/5/2022		250,000	278,450

			4,803,976
U.S. Treasury Obligations 8.3%
U.S. Treasury Bill, 0.13% ****, 3/7/2013 (e)		404,000	403,771
U.S. Treasury Bond, 5.375%, 2/15/2031		500,000	723,203
U.S. Treasury Notes:
0.75%, 6/15/2014		5,000,000	5,043,945
1.0%, 1/15/2014		605,000	611,121
1.5%, 7/31/2016		3,300,000	3,432,772
1.625%, 8/15/2022		10,000,000	9,989,060
4.5%, 11/15/2015		1,500,000	1,693,476

			21,897,348

Total Government & Agency Obligations (Cost $26,072,002)			26,701,324
Loan Participations and Assignments 0.9%
Sovereign Loans
Bank of Moscow, 144A, 6.699%, 3/11/2015		250,000	266,250
Gazprom OAO, 144A, 4.95%, 7/19/2022 (a)		500,000	525,600
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022 (a)		500,000	497,500
OAO Novatek, 144A, 5.326%, 2/3/2016 (a)		250,000	266,313
Sberbank of Russia, 144A, 6.125%, 2/7/2022		250,000	276,250
Vimpel Communications, 144A, 7.748%, 2/2/2021		250,000	267,187
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		250,000	261,250

Total Loan Participations and Assignments (Cost $2,290,278)			2,360,350
Municipal Bonds and Notes 0.4%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045		125,000	156,412
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040		185,000	209,616
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		500,000	526,470
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043		150,000	198,346

Total Municipal Bonds and Notes (Cost $960,261)			1,090,844
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 7.5%, 3/31/2015 (PIK) (Cost $204,158)		209,283	204,407
Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (f)		218,000	220,790
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		40,000	36,400

Total Preferred Securities (Cost $241,011)			257,190

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (g) (Cost $2,000)	2	6,956

	Contracts	Value ($)
Call Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
10 Year U.S. Treasury Note Future Expiration Date 11/23/2012, Strike Price $134.0	5	3,437

	Contract Amount	Value ($)
Options on Interest Rate Swap Contracts
Fixed Rate - 3.583% - Floating - LIBOR Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016	2,300,000	74,944

Total Call Options Purchased (Cost $110,294)		78,381

	Shares	Value ($)
Securities Lending Collateral 9.7%
Daily Assets Fund Institutional, 0.23% (h) (i) (Cost $25,633,201)	25,633,201	25,633,201
Cash Equivalents 4.7%
Central Cash Management Fund, 0.15% (h) (Cost $12,341,492)	12,341,492	12,341,492

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $280,216,851) †	110.4	290,564,892
Other Assets and Liabilities, Net	(10.4)	(27,394,020)

Net Assets	100.0	263,170,872

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	120,439	EUR	165,016	46
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	25,000	USD	25,000	16
					190,016	62

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2012.

***	This security is shown at its current rate as of September 30, 2012.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $283,303,208.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $7,261,684.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,855,958 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,594,274.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2012 amounted to $24,587,183, which is 9.3% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery security included.
(e)	At September 30, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(g)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	2,000	6,956	0.0

(h) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	CAD	12/18/2012	10	1,396,399	11,950
10 Year U.S. Treasury Note	USD	12/19/2012	20	2,669,688	20,581
United Kingdom Long Gilt Bond	GBP	12/27/2012	3	584,331	11,233
Total unrealized appreciation					43,764

At September 30, 2012, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (j)
Call Options
10 Year U.S. Treasury Note Future	10	11/23/2012	135.0	3,884	(3,437)

(j)	Unrealized appreciation on written options on exchange-traded futures contracts at September 30, 2012 was $447.

Options on Interest Rate Swap Contracts
	Contract Amount	Swap Effective/ Expiration Date	Option Expiration Date	Premiums Received ($)	Value ($) (k)
Call Options
Fixed - 4.083% - Floating - LIBOR	2,300,000	5/11/2016 5/11/2026	5/9/2016	78,200	(53,029)
Put Options
Fixed - 2.07% - Floating - LIBOR	2,300,000	5/10/2013 5/10/2043	5/8/2013	36,800	(30,495)
Total				115,000	(83,524)

(k)	Unrealized appreciation on written options on interest rate swap contracts at September 30, 2012 was $31,476.

At September 30, 2012, open credit default swap contracts purchased were as follows:

Effective/ Expiration Date	Notional Amount ($)(l)		Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (m)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

9/20/2012 12/20/2017	1,200,000	1	1.0%	Republic of Italy, 6.875%, 9/27/2023, BBB	139,182	141,469	(2,287)

At September 30, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (l)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (m)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

9/20/2012 12/20/2017	1,200,000	1	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB+	(153,811)	(156,530)	2,719

(l)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(m)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

At September 30, 2012, open interest rate swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

7/16/2013 7/16/2033	400,0002	Fixed — 2.322%	Floating — LIBOR	15,194	—	15,194
9/17/2013 9/17/2022	2,000,0003	Fixed — 2.0%	Floating — LIBOR	(24,446)	400	(24,846)
7/16/2013 7/16/2014	12,100,0002	Floating — LIBOR	Fixed — 0.515%	16,727	—	16,727
7/16/2013 7/16/2043	1,200,0002	Floating — LIBOR	Fixed — 2.424%	(69,975)	—	(69,975)
7/16/2013 7/16/2023	700,0002	Fixed — 1.858%	Floating — LIBOR	5,386	—	5,386
7/16/2013 7/16/2018	6,400,0002	Floating — LIBOR	Fixed — 1.148%	34,760	—	34,760
Total net unrealized depreciation					(22,754)

Counterparties
1	BNP Paribas
2	Citigroup, Inc.
3	Morgan Stanley
LIBOR: London Interbank Offered Rate

As of September 30, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	602,361	TRY	1,100,000	10/5/2012	9,895	Barclays Bank PLC
USD	614,065	AUD	600,000	10/10/2012	8,799	Barclays Bank PLC
AUD	600,000	USD	624,234	10/10/2012	1,371	Nomura International PLC
USD	10,672	EUR	8,300	10/12/2012	1	JPMorgan Chase Securities, Inc.
EUR	566,400	USD	733,389	10/12/2012	5,097	JPMorgan Chase Securities, Inc.
AUD	600,000	NZD	760,763	10/15/2012	7,742	Barclays Bank PLC
USD	3,564	NZD	4,315	10/15/2012	11	JPMorgan Chase Securities, Inc.
EUR	500,000	USD	644,630	10/15/2012	1,697	Nomura International PLC
USD	1,143,554	JPY	90,000,000	10/17/2012	11,618	JPMorgan Chase Securities, Inc.
MXN	11,500,000	USD	894,009	10/17/2012	1,444	JPMorgan Chase Securities, Inc.
JPY	70,000,000	USD	899,071	10/17/2012	603	Nomura International PLC
AUD	600,000	USD	626,352	10/19/2012	3,985	Barclays Bank PLC
USD	1,269,838	JPY	100,000,000	10/22/2012	13,740	JPMorgan Chase Securities, Inc.
EUR	700,000	TRY	1,648,640	10/22/2012	15,335	Barclays Bank PLC
EUR	500,000	TRY	1,160,590	10/22/2012	1,508	JPMorgan Chase Securities, Inc.
GBP	700,000	USD	1,137,829	10/25/2012	8,667	Nomura International PLC
USD	1,263,358	JPY	100,000,000	11/20/2012	20,518	Barclays Bank PLC
Total unrealized appreciation					112,031

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

SEK	3,443,580	NOK	3,000,000	10/4/2012	(1,001)	Barclays Bank PLC
NOK	3,000,000	SEK	3,418,746	10/4/2012	(2,780)	Nomura International PLC
USD	642,695	JPY	50,000,000	10/4/2012	(1,001)	Barclays Bank PLC
USD	3,792	SEK	24,834	10/4/2012	(11)	Nomura International PLC
JPY	50,000,000	USD	637,662	10/4/2012	(4,032)	Nomura International PLC
TRY	1,100,000	USD	605,970	10/5/2012	(6,287)	Barclays Bank PLC
NZD	765,078	AUD	600,000	10/15/2012	(11,317)	Nomura International PLC
USD	656,185	EUR	500,000	10/15/2012	(13,253)	JPMorgan Chase Securities, Inc.
USD	895,261	MXN	11,500,000	10/17/2012	(2,695)	Barclays Bank PLC
JPY	20,000,000	USD	255,664	10/17/2012	(1,041)	JPMorgan Chase Securities, Inc.
USD	626,418	AUD	600,000	10/19/2012	(4,051)	Barclays Bank PLC
TRY	2,792,700	EUR	1,200,000	10/22/2012	(7,664)	JPMorgan Chase Securities, Inc.
JPY	100,000,000	USD	1,270,354	10/22/2012	(13,223)	Nomura International PLC
NZD	1,400,000	USD	1,158,429	11/2/2012	(183)	BNP Paribas
JPY	100,000,000	USD	1,263,057	11/20/2012	(20,820)	Barclays Bank PLC
Total unrealized depreciation					(89,359)

Currency Abbreviations

AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	TRY	Turkish Lira
JPY	Japanese Yen	USD	United States Dollar
MXN	Mexican Peso

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(n)
Consumer Discretionary	$3,316,855	$4,762,654	$0	$8,079,509
Consumer Staples	12,391,240	12,661,378	—	25,052,618
Energy	16,841,927	4,046,859	—	20,888,786
Financials	8,696,991	5,320,318	—	14,017,309
Health Care	—	12,822,915	—	12,822,915
Industrials	2,309,520	9,233,724	0	11,543,244
Information Technology	10,271,205	1,950,385	—	12,221,590
Materials	8,832,168	2,363,740	8,839	11,204,747
Telecommunication Services	7,353,726	7,204,666	—	14,558,392
Utilities	5,655,608	3,515,344	—	9,170,952
Preferred Stock	—	23,388	—	23,388
Warrants(n)	—	—	8,610	8,610
Fixed Income Investments(n)
Corporate Bonds	—	71,769,165	214,162	71,983,327
Asset Backed	—	575,764	—	575,764
Mortgage-Backed Securities Pass- Throughs	—	3,435,155	—	3,435,155
Commercial Mortgage-Backed Securities	—	1,586,777	—	1,586,777
Collateralized Mortgage Obligations	—	4,717,664	—	4,717,664
Government & Agency Obligations	—	26,701,324	—	26,701,324
Loan Participations and Assignments	—	2,360,350	—	2,360,350
Municipal Bonds and Notes	—	1,090,844	—	1,090,844
Convertible Bond	—	—	204,407	204,407
Preferred Securities	—	220,790	36,400	257,190
Other Investments	—	—	6,956	6,956
Short-Term Investments(n)	37,974,693	—	—	37,974,693
Derivatives (o)	47,201	261,761	—	308,962
Total	$113,691,134	$176,624,965	$479,374	$290,795,473
Liabilities
Derivatives (o)	$(3,437)	$(269,991)	$—	$(273,428)
Total	$(3,437)	$(269,991)	$—	$(273,428)

During the period ended September 30, 2012, the amount of transfers between Level 2 and Level 3 was $30,600. An investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
Transfers between price levels are recognized at the beginning of the reporting period.

(n)	See Investment Portfolio for additional detailed categorizations.
(o)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contract, credit default swap contracts, interest rate swap contracts,  forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$432	$—	$—
Foreign Exchange Contracts	$—	$—	$22,672	$—
Interest Rate Contracts	$43,764	$(22,754)	$—	$10

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS Global Thematic VIP
	Shares	Value ($)
Common Stocks 97.6%
Austria 1.0%
Erste Group Bank AG* (Cost $438,930)	24,060	539,285
Bahrain 0.2%
Aluminium Bahrain (GDR) 144A (Cost $264,341)	21,937	129,428
Belgium 0.8%
Belgacom SA (Cost $455,945)	14,861	454,036
Bermuda 0.9%
Lazard Ltd. "A" (a) (Cost $445,489)	15,911	465,078
Brazil 3.7%
All America Latina Logistica	49,152	203,179
Braskem SA (ADR) (a)	26,196	369,626
Diagnosticos da America SA	28,031	168,691
Embraer SA (ADR)	2,917	77,650
Gol Linhas Aereas Inteligentes SA (ADR)* (a)	40,373	231,741
Itau Unibanco Holding SA (ADR) (Preferred) (a)	19,972	305,172
SLC Agricola SA	62,559	671,184

(Cost $2,209,562)		2,027,243
Canada 5.3%
Barrick Gold Corp.	8,847	369,451
Detour Gold Corp.*	3,147	87,806
Goldcorp, Inc.	6,683	306,415
Potash Corp. of Saskatchewan, Inc.	33,160	1,439,807
Talisman Energy, Inc.	18,013	240,760
TransAlta Corp.	32,742	501,238

(Cost $3,025,752)		2,945,477
China 4.4%
China Life Insurance Co., Ltd. "H"	277,820	800,314
China Life Insurance Co., Ltd. (ADR)	1,207	52,348
Home Inns & Hotels Management, Inc. (ADR)* (a)	11,665	289,292
Industrial & Commercial Bank of China Ltd. "H"	754,560	443,704
Li Ning Co., Ltd.* (a)	184,438	97,762
Mindray Medical International Ltd. (ADR)	7,831	263,200
Ping An Insurance (Group) Co. of China Ltd. "H"	45,078	339,427
Yanzhou Coal Mining Co., Ltd. "H"	107,229	162,544

(Cost $2,762,629)		2,448,591
Denmark 0.7%
AP Moller-Maersk AS "B"	47	336,888
Vestas Wind Systems AS* (a)	5,574	39,665

(Cost $399,093)		376,553
Egypt 0.6%
Orascom Telecom Holding SAE (GDR) REG S* (Cost $129,696)	97,029	300,884
France 1.4%
LVMH Moet Hennessy Louis Vuitton SA	2,883	434,765
Renault SA	7,413	349,395

(Cost $729,693)		784,160
Germany 9.4%
Adidas AG	7,628	626,435
Axel Springer AG	9,685	420,139
Deutsche Lufthansa AG (Registered)	35,447	481,480
Deutsche Post AG (Registered)	80,752	1,578,746
Fraport AG	10,859	628,966
Infineon Technologies AG	164,725	1,045,238
Metro AG	13,034	390,148
TAG Immobilien AG	4,797	51,124

(Cost $4,986,678)		5,222,276
Hungary 0.4%
OTP Bank Nyrt. (Cost $200,011)	11,256	198,191
India 1.7%
ICICI Bank Ltd. (ADR) (a) (Cost $676,170)	23,497	943,170
Ireland 0.5%
Shire PLC (Cost $286,865)	9,601	284,184
Israel 1.4%
Teva Pharmaceutical Industries Ltd. (ADR) (a) (Cost $854,357)	18,460	764,429
Japan 3.2%
FANUC Corp.	3,700	595,909
Hitachi Ltd.	50,000	277,830
INPEX Corp.	155	918,171

(Cost $1,456,071)		1,791,910
Korea 2.4%
Samsung Electronics Co., Ltd. (Cost $923,577)	1,120	1,348,404
Luxembourg 0.4%
Millicom International Cellular SA (SDR) (Cost $200,277)	2,203	204,546
Malaysia 0.6%
CIMB Group Holdings Bhd. (Cost $296,915)	123,300	302,474
Mexico 1.2%
Wal-Mart de Mexico SAB de CV "V" (Cost $713,903)	241,028	678,794
Netherlands 4.2%
Koninklijke (Royal) KPN NV	76,001	581,858
QIAGEN NV*	31,708	583,484
Unilever NV (CVA) (a)	32,774	1,160,997

(Cost $2,357,301)		2,326,339
Panama 0.7%
Copa Holdings SA "A" (Cost $202,757)	4,501	365,796
Russia 1.6%
Gazprom OAO (ADR)	34,498	345,944
LUKOIL OAO (ADR)	8,416	520,785

(Cost $822,968)		866,729
South Africa 2.6%
MTN Group Ltd.	23,203	446,908
Murray & Roberts Holdings Ltd.*	44,049	117,150
Shoprite Holdings Ltd.	11,088	224,398
Standard Bank Group Ltd.	36,063	458,012
Tiger Brands Ltd.	5,949	195,514

(Cost $1,416,494)		1,441,982
Sweden 2.9%
Telefonaktiebolaget LM Ericsson "B" (Cost $1,709,871)	176,610	1,610,846
Switzerland 4.3%
Julius Baer Group Ltd.*	28,413	990,804
Novartis AG (Registered)	11,625	711,525
Roche Holding AG (Genusschein)	3,684	688,191

(Cost $2,270,739)		2,390,520
Thailand 1.3%
Bangkok Bank PCL (Foreign Registered)	22,700	147,833
Kasikornbank PCL (Foreign Registered)	36,100	213,507
Seamico Securities PCL (Foreign Registered)	1,748,260	79,518
Siam Cement Public Co., Ltd.	26,449	299,286

(Cost $686,083)		740,144
United Kingdom 0.9%
Rio Tinto PLC (Cost $482,533)	10,885	508,834
United States 38.9%
Abbott Laboratories	6,982	478,686
Adobe Systems, Inc.*	13,793	447,721
Advanced Micro Devices, Inc.* (a)	52,954	178,455
AGCO Corp.*	18,483	877,573
Bank of America Corp.	101,345	894,876
Buffalo Wild Wings, Inc.*	883	75,708
Bunge Ltd. (a)	7,374	494,427
Calpine Corp.* (a)	67,361	1,165,345
Chevron Corp.	6,257	729,316
Cisco Systems, Inc.	17,351	331,231
CSX Corp.	42,971	891,648
Dow Chemical Co.	47,918	1,387,705
Energy Transfer Equity LP (a)	7,451	336,785
Energy Transfer Partners LP (a)	11,705	498,282
Frontier Communications Corp. (a)	17,542	85,956
Harley-Davidson, Inc.	3,275	138,762
Hewlett-Packard Co.	19,343	329,992
iRobot Corp.* (a)	6,252	142,295
Laboratory Corp. of America Holdings* (a)	16,554	1,530,748
Life Technologies Corp.*	11,966	584,898
McDonald's Corp.	3,089	283,416
Monsanto Co.	10,550	960,261
NCR Corp.*	37,565	875,640
NetApp, Inc.*	16,802	552,450
New York Times Co. "A"*	21,463	209,479
Newmont Mining Corp.	9,001	504,146
Oracle Corp.	26,109	822,172
PerkinElmer, Inc.	8,719	256,949
Plains All American Pipeline LP (a)	2,218	195,628
Quest Diagnostics, Inc.	6,666	422,824
Rock-Tenn Co. "A"	1,273	91,885
Ryder System, Inc.	3,065	119,719
Schlumberger Ltd.	6,403	463,129
Starwood Hotels & Resorts Worldwide, Inc.	6,663	386,187
Symantec Corp.*	22,998	413,964
The Mosaic Co.	32,626	1,879,584
UnitedHealth Group, Inc. (a)	8,905	493,426
Weight Watchers International, Inc. (a)	4,437	234,274
Williams Companies, Inc.	21,808	762,626

(Cost $18,998,027)		21,528,168

Total Common Stocks (Cost $50,402,727)		53,988,471
Preferred Stock 0.9%
Germany
Volkswagen AG (Cost $408,081)	2,770	505,971
Participatory Notes 0.1%
Nigeria
Guaranty Trust Bank PLC (issuer HSBC Bank PLC), Expiration Date 9/15/2014*	228,273	27,808
Zenith Bank PLC (issuer HSBC Bank PLC), Expiration Date 2/2/2015*	234,847	24,351

Total Participatory Notes (Cost $38,302)		52,159
Securities Lending Collateral 12.1%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $6,714,308)	6,714,308	6,714,308
Cash Equivalents 1.8%
Central Cash Management Fund, 0.15% (b) (Cost $979,667)	979,667	979,667

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $58,543,085) †	112.5	62,240,576
Other Assets and Liabilities, Net (a)	(12.5)	(6,909,328)

Net Assets	100.0	55,331,248

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $59,182,794.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $3,057,782.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,328,434 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,270,652.

(a)
All or a portion of these securities were on loan amounting to $6,474,480. In addition, included in other assets and liabilities, net are pending sales, amounting to $47,545, that are also on loan. The value of all securities loaned at September 30, 2012 amounted to $6,522,025 which is 11.8% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SDR: Swedish Depositary Receipt

At September 30, 2012 the DWS Global Thematic VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stock & Participatory Notes
Materials	8,334,234	15.3%
Information Technology	8,233,943	15.1%
Financials	7,276,996	13.3%
Health Care	7,231,235	13.3%
Industrials	6,546,110	12.0%
Energy	5,173,970	9.5%
Consumer Discretionary	4,193,880	7.7%
Consumer Staples	3,815,462	7.0%
Telecommunication Services	2,074,188	3.8%
Utilities	1,666,583	3.0%
Total	54,546,601	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks & Preferred Stock(d)
Austria	$—	$539,285	$—	$539,285
Bahrain	—	129,428	—	129,428
Belgium	—	454,036	—	454,036
Bermuda	465,078	—	—	465,078
Brazil	2,027,243	—	—	2,027,243
Canada	2,945,477	—	—	2,945,477
China	604,840	1,843,751	—	2,448,591
Denmark	—	376,553	—	376,553
Egypt	—	300,884	—	300,884
France	—	784,160	—	784,160
Germany	—	5,728,247	—	5,728,247
Hungary	—	198,191	—	198,191
India	943,170	—	—	943,170
Ireland	—	284,184	—	284,184
Israel	764,429	—	—	764,429
Japan	—	1,791,910	—	1,791,910
Korea	—	1,348,404	—	1,348,404
Luxembourg	—	204,546	—	204,546
Malaysia	—	302,474	—	302,474
Mexico	678,794	—	—	678,794
Netherlands	—	2,326,339	—	2,326,339
Panama	365,796	—	—	365,796
Russia	—	866,729	—	866,729
South Africa	—	1,441,982	—	1,441,982
Sweden	—	1,610,846	—	1,610,846
Switzerland	—	2,390,520	—	2,390,520
Thailand	—	740,144	—	740,144
United Kingdom	—	508,834	—	508,834
United States	21,528,168	—	—	21,528,168
Participatory Notes(d)	—	52,159	—	52,159
Short-Term Investments(d)	7,693,975	—	—	7,693,975
Total	$38,016,970	$24,223,606	$—	$62,240,576

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS Government & Agency Securities VIP
	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 99.9%
Federal Home Loan Mortgage Corp.:
3.5%, 11/1/2041 (a)	15,000,000	16,081,641
7.0%, 6/1/2032	727	829
Federal National Mortgage Association:
3.0%, 5/1/2042 (a)	13,000,000	13,722,110
3.5%, 11/1/2041 (a)	3,000,000	3,217,500
5.0%, 10/1/2033	268,188	294,347
Government National Mortgage Association:
3.0%, with various maturities from 5/1/2042 until 6/1/2042 (a)	4,000,000	4,278,750
3.5%, with various maturities from 10/1/2041 until 9/20/2042 (a)	18,383,481	20,161,838
4.0%, with various maturities from 7/1/2040 until 6/15/2042 (a)	10,811,742	11,973,088
4.5%, with various maturities from 6/20/2033 until 12/20/2041 (a)	24,877,556	27,584,106
4.55%, 1/15/2041	593,052	665,985
4.625%, 5/15/2041	200,189	224,214
5.0%, with various maturities from 11/20/2032 until 4/15/2042 (a)	447,252	690,616
5.5%, with various maturities from 10/15/2032 until 7/20/2040 (a)	18,449,066	20,785,735
6.0%, with various maturities from 7/15/2014 until 5/15/2040 (a)	8,142,209	9,201,063
6.5%, with various maturities from 4/15/2031 until 2/15/2039	3,074,889	3,490,998
7.0%, with various maturities from 2/20/2027 until 11/15/2038	568,949	656,649
7.5%, 10/20/2031	9,239	10,865

Total Mortgage-Backed Securities Pass-Throughs (Cost $128,060,817)		133,040,334
Collateralized Mortgage Obligations 17.1%
Fannie Mae Benchmark Remic, "ZA", Series 2007-B2, 5.5%, 6/25/2037	1,875,988	2,193,942
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036	522,313	498,055
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	218,003	16,493
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	1,863,924	135,685
"WI", Series 3939, Interest Only, 3.0%, 10/15/2025	897,515	47,273
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	1,235,825	98,895
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	295,944	20,883
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	298,059	25,418
"IP", Series 4046, Interest Only, 3.0%, 5/15/2027	538,936	65,201
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	1,933,103	194,505
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022	1,840,805	56,007
"IK", Series 3754, Interest Only, 3.5%, 6/15/2025	1,855,377	138,973
"NI", Series 3657, Interest Only, 4.5%, 8/15/2027	1,228,846	80,330
"22", Series 243, Interest Only, 4.889% *, 6/15/2021	1,196,321	106,858
"ZK", Series 3382, 5.0%, 7/15/2037	1,272,730	1,467,625
"PI", Series 2535, Interest Only, 6.0%, 9/15/2032	512,075	28,370
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	275,977	35,555
"A", Series 172, Interest Only, 6.5%, 1/1/2024	32,606	4,886
"S", Series 2416, Interest Only, 7.879% *, 2/15/2032	443,324	87,055
"ST", Series 2411, Interest Only, 8.529% *, 6/15/2021	1,479,995	202,205
"KS", Series 2064, Interest Only, 9.9% *, 5/15/2022	414,512	85,032
Federal National Mortgage Association:
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	295,489	28,229
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	678,764	53,416
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	2,376,105	137,012
"25", Series 351, Interest Only, 4.5%, 5/1/2019	290,570	28,317
"HI", Series 2009-77, Interest Only, 4.5%, 9/25/2027	746,654	64,516
"IN", Series 2003-49, Interest Only, 4.75%, 3/25/2018	2,198,047	134,126
"21", Series 334, Interest Only, 5.0%, 3/1/2018	136,898	11,217
"20", Series 334, Interest Only, 5.0%, 3/1/2018	206,088	17,478
''23", Series 339, Interest Only, 5.0%, 7/1/2018	294,747	25,654
"26", Series 381, Interest Only, 5.0%, 12/25/2020	92,757	8,092
"ZA", Series 2008-24, 5.0%, 4/25/2038	657,168	766,685
"30", Series 381, Interest Only, 5.5%, 11/25/2019	471,016	50,977
"PI", Series 2009-14, Interest Only, 5.5%, 3/25/2024	933,753	107,051
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	653,585	69,863
"101", Series 383, Interest Only, 6.5%, 9/1/2022	1,597,344	263,791
"SJ", Series 2007-36, Interest Only, 6.554% *, 4/25/2037	398,668	72,173
"SA", Series 2005-42, Interest Only, 6.584% *, 5/25/2035	858,093	100,517
"ES", Series 2003-17, Interest Only, 6.834% *, 9/25/2022	2,781,384	162,892
"SA", Series G92-57, IOette, 82.85% *, 10/25/2022	49,862	110,812
Government National Mortgage Association:
"IE", Series 2011-128, Interest Only, 3.5%, 9/20/2026	1,428,684	159,400
"JY", Series 2010-20, 4.0%, 12/20/2033	1,915,782	2,150,874
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	359,902	30,544
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	778,520	105,666
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,251,588	346,130
"MI", Series 2010-169, Interest Only, 4.5%, 8/20/2040	1,026,044	164,020
"AI", Series 2012-15, Interest Only, 4.5%, 9/20/2040	776,761	137,193
"VB", Series 2010-26, 5.0%, 1/20/2024	600,000	716,331
"ZM", Series 2004-24, 5.0%, 4/20/2034	2,282,849	2,647,332
"Z", Series 2004-61, 5.0%, 8/16/2034	1,122,597	1,330,013
"ZB", Series 2005-15, 5.0%, 2/16/2035	1,605,908	1,876,868
"GZ", Series 2005-24, 5.0%, 3/20/2035	487,043	593,069
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035	1,772,851	92,420
"ZA", Series 2005-75, 5.0%, 10/16/2035	547,915	666,446
"MZ", Series 2009-98, 5.0%, 10/16/2039	983,155	1,282,677
"Z", Series 2009-112, 5.0%, 11/20/2039	1,151,853	1,359,030
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	709,290	68,501
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	361,203	38,285
"GI", Series 2003-19, Interest Only, 5.5%, 3/16/2033	1,090,909	256,590
"IB", Series 2010-130, Interest Only, 5.5%, 2/20/2038	309,091	22,976
"BS", Series 2011-93, Interest Only, 5.879% *, 7/16/2041	1,763,093	270,310
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038	444,155	73,179
"QA", Series 2007-57, Interest Only, 6.282% *, 10/20/2037	523,995	73,983
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	161,683	27,755
"SA", Series 2006-69, Interest Only, 6.582% *, 12/20/2036	994,404	132,525
"SK", Series 2003-11, Interest Only, 7.479% *, 2/16/2033	659,911	122,607
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	727,909	168,543

Total Collateralized Mortgage Obligations (Cost $19,507,387)		22,715,331
Government & Agency Obligations 12.1%
U.S. Government Sponsored Agency 9.8%
Federal Home Loan Bank, 0.5%, 11/20/2015	13,000,000	13,054,678
U.S. Treasury Obligations 2.3%
U.S. Treasury Bill, 0.13% **, 3/7/2013 (b)	1,045,000	1,044,408
U.S. Treasury Note, 0.75%, 6/15/2014 (c)	2,000,000	2,017,578

		3,061,986

Total Government & Agency Obligations (Cost $16,087,417)		16,116,664

	Contracts	Value ($)
Call Options Purchased 0.3%
Options on Exchange-Traded Futures Contracts 0.0%
10 Year U.S. Treasury Note Future, Expiration Date 11/23/2012, Strike Price $134.0	17	11,688

	Contract Amount	Value ($)

Options on Interest Rate Swap Contracts 0.3%
Fixed Rate - 3.583% - Floating - LIBOR, Swap Expiration Date 5/11/2016, Option Expiration Date 5/9/2016	2,700,000	87,977
Fixed Rate - 3.635% - Floating - LIBOR, Swap Expiration Date 4/27/2016, Option Expiration Date 4/25/2016	2,600,000	80,450
Fixed Rate - 3.72% - Floating - LIBOR, Swap Expiration Date 4/22/2016, Option Expiration Date 4/20/2016	2,600,000	75,423
Fixed Rate - 4.32% - Floating - LIBOR, Swap Expiration Date 2/3/2017, Option Expiration Date 2/1/2017	6,000,000	157,313

		401,163

Total Call Options Purchased (Cost $652,734)		412,851
Put Options Purchased 0.2%
Options on Interest Rate Swap Contracts
Fixed Rate - 2.32% - Floating - LIBOR, Swap Expiration Date 2/3/2017, Option Expiration Date 2/1/2017 (Cost $203,884)	6,000,000	214,388

	Shares	Value ($)
Cash Equivalents 0.0%
Central Cash Management Fund, 0.15% (d) (Cost $36,929)	36,929	36,929

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $164,549,168) †	129.6	172,536,497
59Notes Payable	(0.6)	(850,000)
Other Assets and Liabilities, Net	(29.0)	(38,605,799)

Net Assets	100.0	133,080,698

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	These securities are shown at their current rate as of September 30, 2012.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $164,552,532.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $7,983,965.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,029,225 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,045,260.

(a)	When-issued or delayed delivery security included.
(b)	At September 30, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At September 30, 2012, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	12/19/2012	145	19,355,234	(130,553)

Currency Abbreviation

USD	United States Dollar

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (e)

Call Options
Fixed - 3.32% - Floating - LIBOR	2/3/2017 2/3/2027	3,000,000	2/1/2017	216,990	(146,580)
Fixed - 4.083% - Floating - LIBOR	5/11/2016 5/11/2026	2,700,000	5/9/2016	91,800	(62,251)
Fixed - 4.135% - Floating - LIBOR	4/27/2016 4/27/2026	2,600,000	4/25/2016	96,200	(56,810)
Fixed - 4.22% - Floating - LIBOR	4/22/2016 4/22/2026	2,600,000	4/20/2016	92,690	(53,271)
Total Call Options				497,680	(318,912)

Put Options
Fixed - 1.9% - Floating - LIBOR	4/24/2013 4/24/2023	2,600,000	4/22/2013	35,620	(60,177)
Fixed - 2.07% - Floating - LIBOR	5/10/2013 5/10/2043	2,700,000	5/8/2013	43,200	(35,798)
Fixed - 2.09% - Floating - LIBOR	4/25/2013 4/25/2043	2,600,000	4/23/2013	48,880	(33,769)
Fixed - 3.32% - Floating - LIBOR	2/3/2017 2/3/2027	3,000,000	2/1/2017	216,990	(240,525)
Total Put Options				344,690	(370,269)

Total				842,370	(689,181)

(e)	Unrealized appreciation on written options on interest rate swap contracts at September 30, 2012 was $153,189.

At September 30, 2012, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

7/16/2013 7/16/2014	4,900,0001	Fixed - 0.515%	Floating - LIBOR	(6,774)	227	(7,001)
7/16/2013 7/16/2018	1,900,0001	Fixed - 1.148%	Floating - LIBOR	(10,319)	415	(10,734)
7/16/2013 7/16/2023	7,500,0001	Fixed - 1.858%	Floating - LIBOR	57,704	3,490	54,214
7/16/2013 7/16/2033	1,600,0001	Floating - LIBOR	Fixed - 2.322%	(60,777)	648	(61,425)
7/16/2013 7/16/2043	3,200,0001	Floating - LIBOR	Fixed - 2.424%	(186,601)	4,527	(191,128)
Total net unrealized depreciation					(216,074)

Counterparty
1	Nomura International PLC

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(f)
Mortgage-Backed Securities Pass-Throughs	$—	$133,040,334	$—	$133,040,334
Collateralized Mortgage Obligations	—	22,715,331	—	22,715,331
Government & Agency Obligations	—	16,116,664	—	16,116,664
Short-Term Investments	36,929	—	—	36,929
Derivatives (g)	11,688	669,765	—	681,453
Total	$48,617	$172,542,094	$—	$172,590,711

Liabilities
Derivatives (g)	$(130,553)	$(959,469)	$—	$(1,090,022)
Total	$(130,553)	$(959,469)	$—	$(1,090,022)

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$(130,553)	$(216,074)	$(76,190)

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS High Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 86.7%
Consumer Discretionary 19.2%
AMC Entertainment, Inc., 8.75%, 6/1/2019		765,000	843,412
AMC Networks, Inc., 7.75%, 7/15/2021		80,000	90,400
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		590,000	610,650
8.375%, 11/15/2020		460,000	507,150
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		535,000	582,481
9.625%, 3/15/2018		260,000	288,600
Block Communications, Inc., 144A, 7.25%, 2/1/2020		375,000	398,438
Cablevision Systems Corp.:
7.75%, 4/15/2018		65,000	71,988
8.0%, 4/15/2020 (b)		65,000	72,475
Caesar's Entertainment Operating Co., Inc.:
144A, 8.5%, 2/15/2020		760,000	760,000
10.0%, 12/15/2018		450,000	294,750
11.25%, 6/1/2017		715,000	768,625
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		215,000	225,750
CCO Holdings LLC:
5.25%, 9/30/2022		1,405,000	1,412,025
6.5%, 4/30/2021		1,155,000	1,235,850
6.625%, 1/31/2022		450,000	491,625
7.0%, 1/15/2019		120,000	129,900
7.25%, 10/30/2017 (b)		520,000	566,800
7.375%, 6/1/2020		50,000	55,813
7.875%, 4/30/2018		225,000	243,563
8.125%, 4/30/2020 (b)		150,000	169,500
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,725,000	1,841,437
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		145,000	145,725
Clear Channel Communications, Inc., 9.0%, 3/1/2021		140,000	124,600
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625%, 3/15/2020		110,000	105,600
Series B, 7.625%, 3/15/2020		1,115,000	1,087,125
Series A, 9.25%, 12/15/2017		100,000	107,250
Series B, 9.25%, 12/15/2017		150,000	161,625
CSC Holdings LLC, 144A, 6.75%, 11/15/2021		1,400,000	1,543,500
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		250,000	243,125
DineEquity, Inc., 9.5%, 10/30/2018		385,000	434,088
DISH DBS Corp.:
6.75%, 6/1/2021		50,000	54,500
7.125%, 2/1/2016		465,000	513,825
7.875%, 9/1/2019		270,000	313,875
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		490,000	306
Harron Communications LP, 144A, 9.125%, 4/1/2020		270,000	291,600
Hertz Corp.:
6.75%, 4/15/2019		90,000	94,950
144A, 6.75%, 4/15/2019		215,000	226,825
7.5%, 10/15/2018 (b)		905,000	977,400
Lear Corp., 8.125%, 3/15/2020		207,000	233,910
Libbey Glass, Inc., 144A, 6.875%, 5/15/2020		130,000	139,750
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		540,000	600,750
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		425,000	425,000
Mediacom LLC:
7.25%, 2/15/2022		110,000	117,975
9.125%, 8/15/2019		560,000	618,800
MGM Resorts International:
144A, 6.75%, 10/1/2020		170,000	170,000
7.5%, 6/1/2016		205,000	219,350
7.625%, 1/15/2017 (b)		560,000	593,600
144A, 8.625%, 2/1/2019 (b)		840,000	915,600
9.0%, 3/15/2020		145,000	161,856
10.0%, 11/1/2016 (b)		225,000	257,625
11.125%, 11/15/2017		235,000	259,969
Michaels Stores, Inc., 13.0%, 11/1/2016		88,000	92,401
National CineMedia LLC, 144A, 6.0%, 4/15/2022		200,000	211,000
Norcraft Companies LP, 10.5%, 12/15/2015		1,260,000	1,266,300
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		435,000	460,012
Penske Automotive Group, Inc., 144A, 5.75%, 10/1/2022		300,000	307,500
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		315,000	349,650
Regal Entertainment Group, 9.125%, 8/15/2018 (b)		180,000	201,150
Sabre Holdings Corp., 8.35%, 3/15/2016		305,000	309,575
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		200,000	219,500
144A, 7.804%, 10/1/2020		380,000	389,280
Sirius XM Radio, Inc., 144A, 5.25%, 8/15/2022		100,000	99,500
Sonic Automotive, Inc.:
144A, 7.0%, 7/15/2022		95,000	101,650
Series B, 9.0%, 3/15/2018		565,000	617,262
Sotheby's, 144A, 5.25%, 10/1/2022		200,000	202,000
Starz LLC, 144A, 5.0%, 9/15/2019		100,000	102,250
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016 (b)		200,000	203,500
Travelport LLC:
5.043% **, 9/1/2014		390,000	288,600
9.0%, 3/1/2016 (b)		75,000	53,625
UCI International, Inc., 8.625%, 2/15/2019		310,000	308,450
Unitymedia Hessen GmbH & Co., KG:
144A, 7.5%, 3/15/2019		435,000	477,412
144A, 8.125%, 12/1/2017		1,110,000	1,193,250
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	550,000	779,222
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	61,800
144A, 7.875%, 11/1/2020		140,000	149,800
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	480,000	665,516
144A, 9.75%, 4/15/2018	EUR	425,000	585,196
Visant Corp., 10.0%, 10/1/2017		460,000	455,400
Visteon Corp., 6.75%, 4/15/2019		435,000	456,750
Wolverine World Wide, Inc., 144A, 6.125%, 10/15/2020 (c)		280,000	288,400
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		335,000	361,800

			34,059,087
Consumer Staples 2.6%
B&G Foods, Inc., 7.625%, 1/15/2018		230,000	248,400
Del Monte Corp., 7.625%, 2/15/2019		410,000	421,787
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		130,000	136,013
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		555,000	545,287
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020 (b)		160,000	159,600
NBTY, Inc., 9.0%, 10/1/2018		190,000	211,375
Pilgrim's Pride Corp., 7.875%, 12/15/2018		290,000	276,225
Smithfield Foods, Inc.:
6.625%, 8/15/2022		240,000	249,000
7.75%, 7/1/2017		1,180,000	1,327,500
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		210,000	187,425
Tops Holding Corp., 10.125%, 10/15/2015		330,000	347,738
TreeHouse Foods, Inc., 7.75%, 3/1/2018		125,000	136,563
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		400,000	417,000

			4,663,913
Energy 11.3%
Access Midstream Partners LP, 6.125%, 7/15/2022		325,000	343,687
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		345,000	288,075
Arch Coal, Inc., 7.25%, 10/1/2020 (b)		110,000	92,400
Berry Petroleum Co., 6.75%, 11/1/2020		335,000	356,775
BreitBurn Energy Partners LP:
144A, 7.875%, 4/15/2022		205,000	212,175
8.625%, 10/15/2020		225,000	245,813
Bristow Group, Inc., 6.25%, 10/15/2022 (c)		170,000	174,038
Chesapeake Energy Corp.:
6.125%, 2/15/2021		245,000	246,838
6.875%, 11/15/2020 (b)		215,000	226,825
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		150,000	144,000
Cimarex Energy Co., 5.875%, 5/1/2022		205,000	216,275
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		145,000	157,688
8.5%, 12/15/2019		150,000	165,000
CONSOL Energy, Inc.:
6.375%, 3/1/2021		90,000	87,525
8.0%, 4/1/2017		295,000	308,275
Continental Resources, Inc.:
144A, 5.0%, 9/15/2022 (b)		180,000	188,100
7.125%, 4/1/2021		175,000	196,875
7.375%, 10/1/2020		195,000	218,400
8.25%, 10/1/2019		105,000	118,125
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		610,000	619,150
Crosstex Energy LP:
144A, 7.125%, 6/1/2022		105,000	104,475
8.875%, 2/15/2018		365,000	390,550
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		420,000	441,000
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		535,000	525,637
EP Energy LLC:
144A, 6.875%, 5/1/2019		330,000	353,100
144A, 7.75%, 9/1/2022		175,000	178,500
144A, 9.375%, 5/1/2020 (b)		150,000	163,500
EV Energy Partners LP, 8.0%, 4/15/2019		835,000	866,312
Forest Oil Corp., 7.25%, 6/15/2019		580,000	575,650
Frontier Oil Corp., 6.875%, 11/15/2018		315,000	335,475
Genesis Energy LP, 7.875%, 12/15/2018		150,000	159,000
Global Geophysical Services, Inc., 10.5%, 5/1/2017		775,000	740,125
Halcon Resources Corp., 144A, 9.75%, 7/15/2020		280,000	286,300
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		105,000	110,250
8.25%, 3/15/2018		330,000	354,750
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		165,000	174,900
Linn Energy LLC:
144A, 6.25%, 11/1/2019		595,000	592,025
144A, 6.5%, 5/15/2019		115,000	115,000
Magnum Hunter Resources Corp., 144A, 9.75%, 5/15/2020		170,000	173,400
MarkWest Energy Partners LP, 5.5%, 2/15/2023		255,000	267,112

MEG Energy Corp.:
144A, 6.375%, 1/30/2023		385,000	410,987
144A, 6.5%, 3/15/2021		235,000	251,450
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020 (c)		400,000	417,000
Murray Energy Corp., 144A, 10.25%, 10/15/2015		170,000	166,600
Newfield Exploration Co., 7.125%, 5/15/2018		270,000	284,850
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		545,000	561,350
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		175,000	184,625
7.25%, 2/1/2019		665,000	713,212
Offshore Group Investments Ltd., 11.5%, 8/1/2015		350,000	386,750
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		145,000	145,000
144A, 6.25%, 11/15/2021		165,000	164,175
Plains Exploration & Production Co.:
6.125%, 6/15/2019		215,000	216,613
6.75%, 2/1/2022		525,000	532,875
7.625%, 6/1/2018		320,000	340,800
Regency Energy Partners LP, 6.875%, 12/1/2018		205,000	218,838
SandRidge Energy, Inc., 7.5%, 3/15/2021		125,000	128,750
SESI LLC, 6.375%, 5/1/2019		235,000	251,450
Swift Energy Co., 7.875%, 3/1/2022		435,000	465,450
Tesoro Corp.:
4.25%, 10/1/2017		215,000	221,450
5.375%, 10/1/2022		150,000	154,500
Tesoro Logistics LP, 144A, 5.875%, 10/1/2020		100,000	102,500
Venoco, Inc., 8.875%, 2/15/2019		590,000	513,300
WPX Energy, Inc.:
5.25%, 1/15/2017		960,000	1,036,800
6.0%, 1/15/2022		705,000	757,875

			20,140,300
Financials 12.9%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		470,000	434,750
AerCap Aviation Solutions BV, 144A, 6.375%, 5/30/2017 (b)		470,000	493,500
Ally Financial, Inc.:
5.5%, 2/15/2017		385,000	402,434
8.0%, 3/15/2020		340,000	397,800
8.0%, 11/1/2031		340,000	396,440
AmeriGas Finance LLC:
6.75%, 5/20/2020		110,000	117,425
7.0%, 5/20/2022		110,000	118,525
Antero Resources Finance Corp.:
7.25%, 8/1/2019		285,000	308,512
9.375%, 12/1/2017		390,000	430,950
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		513,600	544,416
CIT Group, Inc.:
5.0%, 5/15/2017		385,000	410,987
5.25%, 3/15/2018		540,000	579,150
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		435,000	479,587
E*TRADE Financial Corp., 6.75%, 6/1/2016		710,000	747,275
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		220,000	234,300
144A, 5.875%, 1/31/2022		195,000	208,650
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		420,000	484,050
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	322,107	248
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		95,000	96,663
8.875%, 2/1/2018		2,000,000	2,055,000
International Lease Finance Corp.:
Series R, 5.65%, 6/1/2014		340,000	356,184
5.75%, 5/15/2016		105,000	111,325
6.25%, 5/15/2019		270,000	290,250
8.625%, 9/15/2015		235,000	267,606
8.625%, 1/15/2022		310,000	374,325
8.75%, 3/15/2017		370,000	432,900
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		255,000	260,100
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		460,000	464,600
8.125%, 7/1/2019		670,000	711,875
8.625%, 7/15/2020 (b)		510,000	550,800
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		185,000	196,100
(REIT), 6.875%, 5/1/2021		295,000	321,550
National Money Mart Co., 10.375%, 12/15/2016		790,000	882,825
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		160,000	170,400
144A, 5.875%, 3/15/2022		265,000	283,550
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020 (c)		150,000	149,063
NII Capital Corp., 7.625%, 4/1/2021		395,000	314,025
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		425,000	460,594
9.25%, 4/1/2015		261,000	266,872
Reynolds Group Issuer, Inc.:
144A, 5.75%, 10/15/2020		405,000	405,000
6.875%, 2/15/2021		540,000	569,700
7.125%, 4/15/2019		415,000	437,825
8.25%, 2/15/2021		225,000	223,312
8.5%, 5/15/2018		455,000	461,825
9.875%, 8/15/2019		125,000	132,969
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017		420,000	464,100
144A, 7.75%, 2/15/2017	EUR	210,000	299,208
144A, 8.5%, 2/15/2019		200,000	224,000
144A, 8.75%, 2/15/2019	EUR	100,000	145,211
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (c)		230,000	232,875
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		175,000	175,875
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	235,000	305,007
144A, 6.75%, 8/15/2024	EUR	235,000	305,007
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		255,000	257,550
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		185,000	193,788
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		230,000	250,125
UR Merger Sub Corp.:
144A, 5.75%, 7/15/2018		365,000	385,531
144A, 7.375%, 5/15/2020		595,000	639,625
144A, 7.625%, 4/15/2022		595,000	651,525
Wind Acquisition Finance SA, 144A, 7.25%, 2/15/2018		410,000	389,500

			22,955,164
Health Care 4.7%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		500,000	530,000
Biomet, Inc.:
144A, 6.5%, 8/1/2020		355,000	367,869
144A, 6.5%, 10/1/2020 (c)		355,000	347,900
Community Health Systems, Inc.:
5.125%, 8/15/2018		1,155,000	1,198,312
7.125%, 7/15/2020		380,000	405,413
HCA, Inc.:
5.875%, 3/15/2022		275,000	298,031
6.5%, 2/15/2020		890,000	990,125
7.5%, 2/15/2022		605,000	685,162
Hologic, Inc., 144A, 6.25%, 8/1/2020		200,000	212,000
Mylan, Inc., 144A, 7.875%, 7/15/2020		95,000	106,638
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		315,000	344,925
STHI Holding Corp., 144A, 8.0%, 3/15/2018		345,000	367,425
Tenet Healthcare Corp., 6.25%, 11/1/2018		1,805,000	1,990,012
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		420,000	448,350

			8,292,162
Industrials 6.8%
Accuride Corp., 9.5%, 8/1/2018 (b)		465,000	477,787
Aguila 3 SA, 144A, 7.875%, 1/31/2018		480,000	504,000
Air Lease Corp.:
144A, 4.5%, 1/15/2016		100,000	100,000
144A, 5.625%, 4/1/2017		445,000	453,900
Armored Autogroup, Inc., 9.25%, 11/1/2018		610,000	545,950
BakerCorp International, Inc., 144A, 8.25%, 6/1/2019		335,000	339,187
BE Aerospace, Inc., 6.875%, 10/1/2020		180,000	199,800
Belden, Inc., 144A, 5.5%, 9/1/2022		355,000	362,987
Bombardier, Inc., 144A, 5.75%, 3/15/2022 (b)		325,000	333,125
Briggs & Stratton Corp., 6.875%, 12/15/2020		195,000	212,550
Casella Waste Systems, Inc., 7.75%, 2/15/2019		415,000	406,700
Cenveo Corp., 8.875%, 2/1/2018		305,000	288,988
CHC Helicopter SA, 9.25%, 10/15/2020		540,000	554,850
Ducommun, Inc., 9.75%, 7/15/2018		305,000	321,775
DynCorp International, Inc., 10.375%, 7/1/2017		490,000	422,625
Florida East Coast Railway Corp., 8.125%, 2/1/2017		225,000	236,813
Garda World Security Corp., 144A, 9.75%, 3/15/2017		375,000	391,875
General Cable Corp., 144A, 5.75%, 10/1/2022		200,000	203,000
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		280,000	303,450
7.125%, 3/15/2021 (b)		60,000	64,575
Interline Brands, Inc., 7.5%, 11/15/2018		295,000	319,337
Iron Mountain, Inc., 5.75%, 8/15/2024 (b)		355,000	355,887
Meritor, Inc., 8.125%, 9/15/2015 (b)		410,000	430,500
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		760,000	685,900
144A, 8.875%, 11/1/2017		210,000	213,413
Navios South American Logistics, Inc., 9.25%, 4/15/2019		295,000	277,300
Nortek, Inc., 8.5%, 4/15/2021		720,000	766,800
Ply Gem Industries, Inc.:
144A, 9.375%, 4/15/2017		170,000	170,850
13.125%, 7/15/2014		155,000	165,850
Sabre, Inc., 144A, 8.5%, 5/15/2019		150,000	154,125
Sitel LLC, 11.5%, 4/1/2018		565,000	409,625
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		205,000	223,450
7.5%, 10/1/2017		215,000	233,813
Titan International, Inc., 7.875%, 10/1/2017		525,000	556,500
Welltec A/S, 144A, 8.0%, 2/1/2019		400,000	416,000

			12,103,287
Information Technology 4.7%
Aspect Software, Inc., 10.625%, 5/15/2017		350,000	359,625
Avaya, Inc., 144A, 7.0%, 4/1/2019		830,000	771,900
CDW LLC, 8.5%, 4/1/2019		1,180,000	1,283,250
CommScope, Inc., 144A, 8.25%, 1/15/2019		485,000	523,800
eAccess Ltd., 144A, 8.25%, 4/1/2018		335,000	304,850
Equinix, Inc.:
7.0%, 7/15/2021		215,000	240,800
8.125%, 3/1/2018		120,000	133,200
First Data Corp.:
144A, 6.75%, 11/1/2020		940,000	934,125
144A, 7.375%, 6/15/2019		250,000	257,812
144A, 8.875%, 8/15/2020		495,000	539,550
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		990,000	1,076,625
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		225,000	240,750
7.625%, 6/15/2021		230,000	254,725
MasTec, Inc., 7.625%, 2/1/2017		520,000	538,200
NCR Corp., 144A, 5.0%, 7/15/2022		100,000	101,000
Nuance Communications, Inc., 144A, 5.375%, 8/15/2020		180,000	185,850
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		245,000	247,450
Sensata Technologies BV, 144A, 6.5%, 5/15/2019 (b)		290,000	309,575
ViaSat, Inc., 6.875%, 6/15/2020		50,000	51,500

			8,354,587
Materials 8.8%
Aleris International, Inc., 7.625%, 2/15/2018		220,000	233,750
APERAM:
144A, 7.375%, 4/1/2016		215,000	183,825
144A, 7.75%, 4/1/2018		260,000	213,200
Appleton Papers, Inc., 11.25%, 12/15/2015		237,000	237,000
Berry Plastics Corp.:
9.5%, 5/15/2018		390,000	428,025
9.75%, 1/15/2021 (b)		460,000	524,400
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	630,000	800,474
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		269,981	284,830
Clearwater Paper Corp., 7.125%, 11/1/2018		390,000	424,125
Continental Rubber of America Corp., 144A, 4.5%, 9/15/2019		160,000	163,440
Crown Americas LLC, 6.25%, 2/1/2021		50,000	55,750
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		1,410,000	1,343,025
144A, 9.875%, 6/15/2015		195,000	154,537
Exopack Holding Corp., 10.0%, 6/1/2018		230,000	220,800
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		315,000	292,950
144A, 6.875%, 4/1/2022		225,000	205,875
144A, 7.0%, 11/1/2015		405,000	402,975
144A, 8.25%, 11/1/2019		270,000	261,900
GEO Specialty Chemicals, Inc., 10.0%, 3/31/2015		1,277,440	1,277,440
Graphic Packaging International, Inc., 7.875%, 10/1/2018		70,000	77,525
Huntsman International LLC:
8.625%, 3/15/2020		330,000	372,900
8.625%, 3/15/2021 (b)		335,000	383,575
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		760,000	744,800
Ineos Finance PLC, 144A, 7.5%, 5/1/2020		155,000	157,325
JMC Steel Group, 144A, 8.25%, 3/15/2018		350,000	357,000
Kaiser Aluminum Corp., 8.25%, 6/1/2020		260,000	280,800
Koppers, Inc., 7.875%, 12/1/2019		440,000	482,900
Kraton Polymers LLC, 6.75%, 3/1/2019		210,000	216,300
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		335,000	349,237
LyondellBasell Industries NV, 5.0%, 4/15/2019		320,000	340,000
Molycorp, Inc., 144A, 10.0%, 6/1/2020		410,000	405,900
Momentive Performance Materials, Inc.:
9.0%, 1/15/2021 (b)		155,000	112,375
9.5%, 1/15/2021	EUR	385,000	361,163
Novelis, Inc., 8.375%, 12/15/2017		85,000	92,863
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	130,000	185,433
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		535,000	564,425
Polymer Group, Inc., 7.75%, 2/1/2019		300,000	319,500
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		270,000	275,400
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		150,000	166,875
144A, 8.375%, 9/15/2021		150,000	168,000
United States Steel Corp., 7.375%, 4/1/2020 (b)		480,000	477,600
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		940,000	972,900
Wolverine Tube, Inc., 6.0%, 6/28/2014 (PIK)		158,940	155,602

			15,728,719
Telecommunication Services 12.9%
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,020,000	1,088,850
8.375%, 10/15/2020		1,030,000	1,107,250
8.75%, 3/15/2018		350,000	355,250
CPI International, Inc., 8.0%, 2/15/2018		260,000	247,650
Cricket Communications, Inc.:
7.75%, 10/15/2020		1,595,000	1,555,125
10.0%, 7/15/2015		380,000	399,950
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		790,000	829,500
144A, 10.5%, 4/15/2018		495,000	538,313
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	204,000
144A, 8.25%, 9/1/2017		1,090,000	1,177,200
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	709,137	273
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		375,000	390,000
7.875%, 4/15/2015		43,000	48,160
8.25%, 4/15/2017 (b)		395,000	448,325
8.5%, 4/15/2020		490,000	553,700
8.75%, 4/15/2022		560,000	635,600
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		695,000	748,863
7.5%, 4/1/2021		855,000	925,537
8.5%, 11/1/2019		580,000	655,400
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,450,000	1,533,375
11.5%, 2/4/2017 (PIK)		1,785,625	1,892,762
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019		55,000	57,750
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		955,000	1,000,362
7.875%, 9/1/2018		420,000	453,600
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		283,000	284,061
Pacnet Ltd., 144A, 9.25%, 11/9/2015		225,000	220,219
SBA Communications Corp., 144A, 5.625%, 10/1/2019		200,000	203,500
Sprint Nextel Corp.:
6.0%, 12/1/2016		2,025,000	2,085,750
9.125%, 3/1/2017		310,000	351,075
Syniverse Holdings, Inc., 9.125%, 1/15/2019		130,000	139,750
Telesat Canada, 144A, 6.0%, 5/15/2017		270,000	280,800
tw telecom holdings, Inc., 144A, 5.375%, 10/1/2022 (c)		110,000	112,200
West Corp.:
7.875%, 1/15/2019		155,000	159,650
8.625%, 10/1/2018		75,000	78,750
Windstream Corp.:
7.0%, 3/15/2019		430,000	438,600
7.5%, 6/1/2022		170,000	180,200
7.5%, 4/1/2023		420,000	438,900
7.75%, 10/15/2020		180,000	193,050
7.875%, 11/1/2017 (b)		495,000	553,163
8.125%, 9/1/2018		180,000	194,400
Zayo Group LLC, 8.125%, 1/1/2020		95,000	103,788

			22,864,651
Utilities 2.8%
AES Corp.:
8.0%, 10/15/2017		415,000	479,325
8.0%, 6/1/2020		525,000	610,313
Calpine Corp.:
144A, 7.5%, 2/15/2021		485,000	523,800
144A, 7.875%, 7/31/2020		340,000	371,450
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 (b)		1,110,000	660,450
Energy Future Intermediate Holding Co., LLC:
144A, 6.875%, 8/15/2017		325,000	336,375
10.0%, 12/1/2020		125,000	140,625
144A, 11.75%, 3/1/2022		1,100,000	1,168,750
NRG Energy, Inc.:
7.625%, 1/15/2018		200,000	216,500
8.25%, 9/1/2020		65,000	70,850
Texas Competitive Electric Holdings Co., LLC:
Series A, 10.25%, 11/1/2015		275,000	74,250
144A, 11.5%, 10/1/2020		360,000	281,700

			4,934,388

Total Corporate Bonds (Cost $149,582,312)			154,096,258
Loan Participations and Assignments 0.4%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		700,000	0
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015 *		101,848	47,359
Caesars Entertainment Operating Co., Term Loan B6, 5.467%, 1/26/2018		234,000	213,234
Chesapeake Energy Corp., Term Loan, 8.5%, 12/1/2017		425,000	426,836

Total Loan Participations and Assignments (Cost $1,456,362)			687,429
Convertible Bonds 1.1%
Consumer Discretionary 0.3%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		375,000	651,094
Industrials 0.1%
Meritor, Inc., Step-down Coupon, 4.625% to 3/1/2016, 0% to 3/1/2026		125,000	111,797
Materials 0.7%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		1,297,793	1,267,554

Total Convertible Bonds (Cost $1,754,060)			2,030,445
Preferred Security 0.6%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $749,094)		1,135,000	1,032,850

	Units	Value ($)
Other Investments 0.1%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (d) (Cost $31,000)	31	107,806

	Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary 0.0%
Postmedia Network Canada Corp.*	8,495	14,863
Trump Entertainment Resorts, Inc.*	45	0
Vertis Holdings, Inc.*	676	0

		14,863
Industrials 0.0%
Congoleum Corp.*	24,000	0
Quad Graphics, Inc.	56	950

		950
Materials 0.1%
GEO Specialty Chemicals, Inc.*	24,225	9,084
GEO Specialty Chemicals, Inc. 144A*	2,206	827
Wolverine Tube, Inc.*	7,045	170,137

		180,048

Total Common Stocks (Cost $569,657)		195,861
Preferred Stock 0.4%
Financials
Ally Financial, Inc. 144A, 7.0% (Cost $641,962)	710	664,227
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	1,115	190
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	119,802	43,847
Hercules Trust II, Expiration Date 3/31/2029*	1,100	9,858

		53,705

Total Warrants (Cost $244,286)		53,895
Securities Lending Collateral 6.1%
Daily Assets Fund Institutional, 0.23% (e) (f) (Cost $10,879,417)	10,879,417	10,879,417
Cash Equivalents 9.4%
Central Cash Management Fund, 0.15% (e) (Cost $16,642,855)	16,642,855	16,642,855

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $182,551,005) †	104.9	186,391,043
Other Assets and Liabilities, Net	(4.9)	(8,681,472)

Net Assets	100.0	177,709,571

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	700,000	USD	700,000	0
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	101,848	USD	98,882	47,359
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	709,137	EUR	965,174	273
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	490,000	USD	490,883	306
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	322,107	EUR	92,199	248
					2,347,138	48,186

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2012.

†
The cost for federal income tax purposes was $185,853,079.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $537,964.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,648,575 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,110,611.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2012 amounted to $10,429,295, which is 5.9% of net assets.
(c)	When-issued security.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	31,000	107,806	0.06

(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust

At September 30, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

12/20/2011 3/20/2017	370,0001	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	41,851	13,938	27,913
6/21/2010 9/20/2013	380,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	16,532	4,658	11,874
6/21/2010 9/20/2013	1,230,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	53,511	(37,769)	91,280
6/21/2010 9/20/2015	560,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	53,519	(9,983)	63,502
6/21/2010 9/20/2015	175,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	16,725	(16,625)	33,350
6/21/2010 9/20/2015	320,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	30,583	(27,750)	58,333
6/21/2010 9/20/2015	100,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	9,557	(6,896)	16,453
6/20/2011 9/20/2016	575,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	63,501	42,217	21,284
3/21/2011 6/20/2016	1,085,0006	5.0%	Ford Motor Credit Co., LLC, 5.0%, 5/15/2018, BBB-	130,621	96,755	33,866
6/20/2011 9/20/2016	440,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	(2,115)	13,022	(15,137)
9/20/2011 12/20/2016	250,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	(2,961)	(4,120)	1,159
9/20/2011 12/20/2016	165,0003	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	(1,954)	(2,719)	765
6/20/2011 9/20/2015	1,145,0003	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	88,111	43,311	44,800
3/21/2011 6/20/2016	610,0005	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	42,188	16,985	25,203
6/20/2012 6/20/2017	4,950,0005	5.0%	Markit Dow Jones CDX North America High Yield Index	33,829	(149,902)	183,731
Total net unrealized appreciation					598,376

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	Credit Suisse
2	Citigroup, Inc.
3	The Goldman Sachs & Co.
4	Bank of America
5	JPMorgan Chase Securities, Inc.
6	Barclays Bank PLC

As of September 30, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	38,200	USD	49,659	10/12/2012	564	JPMorgan Chase Securities, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	48,472	EUR	37,700	10/12/2012	(20)	JPMorgan Chase Securities, Inc.
EUR	3,442,400	USD	4,327,285	10/12/2012	(96,907)	Citigroup, Inc.
Total unrealized depreciation					(96,927)

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$152,663,216	$1,433,042	$154,096,258
Loan Participations and Assignments	—	687,429	0	687,429
Convertible Bonds	—	762,891	1,267,554	2,030,445
Preferred Security	—	—	1,032,850	1,032,850
Other Investments	—	—	107,806	107,806
Common Stocks(i)	15,813	—	180,048	195,861
Preferred Stocks	—	664,227	—	664,227
Warrants(i)	—	—	53,895	53,895
Short-Term Investments(i)	27,522,272	—	—	27,522,272
Derivatives (j)	—	614,077	—	614,077
Total	$27,538,085	$155,391,840	$4,075,195	$187,005,120

Liabilities
Derivatives (j)	$—		$(112,064)	$—	$(112,064)
Total	$—	$	(112,064)	$—	$(112,064)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2012.
Transfers between price levels are recognized at the beginning of the reporting period.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Convertible Bonds	Preferred Security		Other Investments	Common Stocks	Warrants	Total
Balance as of December 31, 2011	$1,592,953	$0	$1,140,760	$—		$31,000	$177,317	$9,254	$2,951,284
Realized gain (loss)	(1,056,073)	—	—	—		—	—	—	(1,056,073)
Change in unrealized appreciation (depreciation)	1,024,213	0	118,959	157,672		76,806	2,731	44,641	1,425,022
Amortization premium/discount	14,203	—	7,835	6,903		—	—	—	28,941
Purchases	23,030	—	—	—		—	—	—	23,030
(Sales)	(165,284)	—	—	—		—	—	—	(165,284)
Transfers into Level 3	—	—	—	868,275	(k)	—	—	—	868,275
Transfers (out) of Level 3	—	—	—	—		—	—	—	—
Balance as of September 30, 2012	$1,433,042	$0	$1,267,554	$1,032,850		$107,806	$180,048	$53,895	$4,075,195
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2012	$68,146	$0	$118,959	$157,672		$76,806	$2,731	$44,641	$468,955

Transfers between price levels are recognized at the beginning of the reporting period.
(k)	The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 9/30/2012	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Other Investments
Consumer Discretionary	$107,806	Market Approach	Takeover Price	$3,477.60 per share
			Discount for Lack of Marketability	20%
Common Stocks
Consumer Discretionary	$0	Market Approach	EV/EBITDA Multiple	5.0-5.5	(5.0)
			Discount for Lack of Marketability	10%-20%
Industrials	$0	Asset Valuation	Book Value of Equity	0
Materials	$180,048	Market Approach	EV/EBITDA Multiple	4.5-6.42
			Discount for Lack of Marketability	25%-30%
Warrants
Consumer Discretionary	$190	Broker Quote	Discount for Lack of Marketability	20%
Materials	$9,858	Black Scholes Option Pricing Model	Implied Volatility	39%
			Discount for Lack of Marketability	20%
	$43,847	Market Approach	EV/EBITDA Multiple	4.5
			Discount for Lack of Marketability	30%
Loan Participations & Assignments
Senior Loans	$0	Market Approach	Evaluated by Management	0
Corporate Bonds
Materials	$155,602	Discounted Cash Flow Methodology	Discount Rate	15%
			Discount for Lack of Marketability	10%
	$1,277,440	Discounted Cash Flow Methodology	Discount Rate	9.788%
			Discount for Lack of Marketability	10%
Preferred Security
Materials	$1,032,850	Broker Quote	Broker Quote	91
Convertible Bond
Materials	$1,267,554	Convertible Bond Methodology	EV/EBITDA Multiple	4.5
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	10%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include book value of equity with a discount for lack of marketability and enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability.  A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s fixed income investments include the discounted cash flow methodology.  A significant change in the discount rate could have a material change on the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.  Generally, there is an inverse relationship between the discount rate and the fair value measurement of a fixed income investment.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2012 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$598,376
Foreign Exchange Contracts		$(96,363)

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS Large Cap Value VIP
	Shares	Value ($)
Common Stocks 92.4%
Consumer Discretionary 7.4%
Distributors 1.2%
Genuine Parts Co.	74,851	4,568,157
Diversified Consumer Services 1.2%
H&R Block, Inc.	274,010	4,748,593
Media 2.8%
Comcast Corp. "A"	174,752	6,250,879
Time Warner, Inc. (a)	110,093	4,990,516

		11,241,395
Multiline Retail 2.2%
Family Dollar Stores, Inc.	68,491	4,540,953
Target Corp.	67,568	4,288,541

		8,829,494
Consumer Staples 7.5%
Beverages 1.3%
PepsiCo, Inc.	76,185	5,391,613
Food & Staples Retailing 1.6%
CVS Caremark Corp. (a)	130,342	6,311,160
Food Products 2.4%
DE Master Blenders 1753 NV*	182,398	2,200,546
Hillshire Brands Co.	36,479	976,908
Kellogg Co.	75,953	3,923,732
Mead Johnson Nutrition Co. (a)	31,896	2,337,339

		9,438,525
Tobacco 2.2%
Altria Group, Inc.	139,588	4,660,843
Philip Morris International, Inc.	46,065	4,143,086

		8,803,929
Energy 13.8%
Energy Equipment & Services 2.7%
Cameron International Corp.*	35,506	1,990,821
Halliburton Co. (a)	126,056	4,246,827
Noble Corp.*	128,568	4,600,163

		10,837,811
Oil, Gas & Consumable Fuels 11.1%
Canadian Natural Resources Ltd.	153,358	4,721,893
Chevron Corp.	87,991	10,256,231
ConocoPhillips	79,517	4,546,782
Marathon Oil Corp.	159,855	4,726,913
Marathon Petroleum Corp.	92,051	5,025,064
Occidental Petroleum Corp.	63,922	5,501,127
Phillips 66	70,565	3,272,099
Suncor Energy, Inc. (a)	177,018	5,815,041

		43,865,150
Financials 20.1%
Capital Markets 1.9%
Ameriprise Financial, Inc.	77,094	4,370,459
The Goldman Sachs Group, Inc.	29,113	3,309,566

		7,680,025
Commercial Banks 4.4%
PNC Financial Services Group, Inc.	71,197	4,492,531
U.S. Bancorp.	167,937	5,760,239
Wells Fargo & Co.	206,273	7,122,606

		17,375,376
Consumer Finance 1.3%
Capital One Financial Corp.	91,494	5,216,073
Diversified Financial Services 3.6%
JPMorgan Chase & Co.	266,137	10,773,226
The NASDAQ OMX Group, Inc.	161,715	3,767,151

		14,540,377
Insurance 8.9%
Alleghany Corp.*	12,663	4,367,975
Fidelity National Financial, Inc. "A"	189,683	4,057,319
HCC Insurance Holdings, Inc.	139,854	4,739,652
Lincoln National Corp.	182,910	4,424,593
MetLife, Inc. (a)	161,038	5,549,370
PartnerRe Ltd.	89,867	6,675,321
Prudential Financial, Inc.	99,641	5,431,431

		35,245,661
Health Care 12.5%
Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	81,959	4,938,849
Becton, Dickinson & Co.	56,707	4,454,902
St. Jude Medical, Inc.	28,851	1,215,493

		10,609,244
Health Care Providers & Services 3.0%
Aetna, Inc.	94,398	3,738,161
Humana, Inc.	40,135	2,815,470
McKesson Corp.	63,705	5,480,541

		12,034,172
Pharmaceuticals 6.8%
Johnson & Johnson (a)	114,394	7,882,890
Merck & Co., Inc.	185,940	8,385,894
Pfizer, Inc.	430,961	10,709,381

		26,978,165
Industrials 7.6%
Aerospace & Defense 3.5%
Northrop Grumman Corp.	59,801	3,972,580
Raytheon Co.	100,803	5,761,900
United Technologies Corp.	53,303	4,173,092

		13,907,572
Industrial Conglomerates 3.3%
General Electric Co.	574,325	13,042,921
Machinery 0.8%
Stanley Black & Decker, Inc. (a)	41,477	3,162,621
Information Technology 5.9%
Communications Equipment 1.5%
Cisco Systems, Inc.	307,409	5,868,438
Computers & Peripherals 1.0%
EMC Corp.* (a)	151,243	4,124,397
Semiconductors & Semiconductor Equipment 0.5%
Intel Corp.	86,430	1,960,232
Software 2.9%
Microsoft Corp.	232,662	6,928,674
Oracle Corp.	150,602	4,742,457

		11,671,131
Materials 8.2%
Chemicals 3.5%
Air Products & Chemicals, Inc.	62,944	5,205,469
Potash Corp. of Saskatchewan, Inc.	112,698	4,893,347
Praxair, Inc.	37,430	3,888,228

		13,987,044
Containers & Packaging 1.5%
Sonoco Products Co.	189,023	5,857,823
Metals & Mining 3.2%
Goldcorp, Inc. (a)	140,966	6,463,291
Newmont Mining Corp.	115,562	6,472,628

		12,935,919
Telecommunication Services 3.3%
Diversified Telecommunication Services
AT&T, Inc.	218,737	8,246,385
CenturyLink, Inc.	119,674	4,834,829

		13,081,214
Utilities 6.1%
Electric Utilities
American Electric Power Co., Inc.	140,381	6,168,341
Duke Energy Corp.	57,958	3,755,678
Entergy Corp.	72,034	4,991,956
FirstEnergy Corp.	116,208	5,124,773
Southern Co.	89,931	4,144,920

		24,185,668

Total Common Stocks (Cost $303,863,244)		367,499,900
Exchange-Traded Fund 1.2%
SPDR Gold Trust* (Cost $4,735,603)	27,876	4,795,230
Securities Lending Collateral 12.0%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $47,561,273)	47,561,273	47,561,273
Cash Equivalents 5.8%
Central Cash Management Fund, 0.15% (b) (Cost $23,106,530)	23,106,530	23,106,530

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $379,266,650) †	111.4	442,962,933
Other Assets and Liabilities, Net	(11.4)	(45,351,158)

Net Assets	100.0	397,611,775

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $381,839,064.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $61,123,869.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $69,619,549 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,495,680.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2012 amounted to $46,200,056, which is 11.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$29,387,639	$—	$—	$29,387,639
Consumer Staples	27,744,681	2,200,546	—	29,945,227
Energy	54,702,961	—	—	54,702,961
Financials	80,057,512	—	—	80,057,512
Health Care	49,621,581	—	—	49,621,581
Industrials	30,113,114	—	—	30,113,114
Information Technology	23,624,198	—	—	23,624,198
Materials	32,780,786	—	—	32,780,786
Telecommunication Services	13,081,214	—	—	13,081,214
Utilities	24,185,668	—	—	24,185,668
Exchange Traded Fund	4,795,230	—	—	4,795,230
Short-Term Investments(d)	70,667,803	—	—	70,667,803
Total	$440,762,387	$2,200,546	$—	$442,962,933

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS Money Market VIP
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 12.3%
Banco del Estado de Chile, 0.25%, 11/9/2012	1,500,000	1,500,000
Bank of Montreal, 0.14%, 10/2/2012	2,000,000	2,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.3%, 12/13/2012	1,000,000	1,000,000
0.33%, 12/4/2012	1,000,000	1,000,000
China Construction Bank Corp.:
0.3%, 10/12/2012	1,000,000	1,000,000
0.3%, 10/23/2012	1,000,000	1,000,000
0.4%, 11/21/2012	1,500,000	1,500,000
DZ Bank:
0.27%, 10/22/2012	1,000,000	1,000,000
0.35%, 11/26/2012	1,700,000	1,700,000
0.36%, 11/20/2012	2,000,000	2,000,000
Industrial & Commercial Bank of China:
0.25%, 10/15/2012	1,500,000	1,500,000
0.28%, 11/21/2012	1,500,000	1,500,000
Mizuho Corporate Bank Ltd.:
0.23%, 11/9/2012	1,000,000	1,000,000
0.23%, 11/14/2012	1,000,000	1,000,000
Natixis, 0.4%, 10/1/2012	1,000,000	1,000,000
Nordea Bank Finland PLC, 0.31%, 3/18/2013	1,000,000	1,000,000
Norinchukin Bank:
0.27%, 11/2/2012	1,000,000	1,000,000
0.38%, 11/2/2012	1,000,000	1,000,071
Rabobank Nederland NV, 0.5%, 3/15/2013	1,000,000	1,000,000
Toronto-Dominion Bank, 0.3%, 4/22/2013	750,000	750,169

Total Certificates of Deposit and Bank Notes (Cost $24,450,240)		24,450,240
Collateralized Mortgage Obligation 0.3%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.619% *, 3/20/2013 (Cost $500,000)	500,000	500,000
Commercial Paper 38.3%
Issued at Discount ** 33.8%
Alpine Securitzation, 144A, 0.2%, 10/2/2012	2,000,000	1,999,989
Antalis U.S. Funding Corp.:
144A, 0.38%, 11/1/2012	1,000,000	999,673
144A, 0.4%, 11/1/2012	500,000	499,828
Barclays Bank PLC, 0.189%, 10/4/2012	1,000,000	999,984
Barton Capital LLC, 144A, 0.25%, 10/12/2012	200,000	199,985
BNZ International Funding Ltd., 144A, 0.22%, 12/12/2012	1,000,000	999,560
Coca-Cola Co., 0.24%, 3/1/2013	1,500,000	1,498,490
Collateralized Commercial Paper Co., LLC:
0.24%, 10/4/2012	6,000,000	5,999,880
0.24%, 10/15/2012	1,000,000	999,907
0.45%, 10/16/2012	2,500,000	2,499,531
CVS Caremark Corp., 0.33%, 10/1/2012	800,000	800,000
Erste Abwicklungsanstalt:
0.45%, 12/7/2012	1,000,000	999,162
0.5%, 2/19/2013	400,000	399,217
0.52%, 12/4/2012	1,500,000	1,498,613
0.54%, 11/9/2012	1,000,000	999,415
0.55%, 2/26/2013	1,000,000	997,739
0.57%, 1/8/2013	400,000	399,373
0.58%, 10/18/2012	800,000	799,781
General Electric Capital Corp., 0.35%, 1/9/2013	1,000,000	999,028
Gotham Funding Corp., 144A, 0.21%, 10/1/2012	1,000,000	1,000,000
Hannover Funding Co., LLC:
0.5%, 10/9/2012	1,000,000	999,889
0.5%, 10/16/2012	500,000	499,896
Kells Funding LLC:
144A, 0.35%, 11/26/2012	1,000,000	999,455
144A, 0.51%, 10/5/2012	500,000	499,972
144A, 0.54%, 10/1/2012	3,500,000	3,500,000
144A, 0.55%, 2/25/2013	1,000,000	997,754
144A, 0.58%, 11/2/2012	1,000,000	999,484
Kreditanstalt Fuer Wiederaufbau:
144A, 0.2%, 1/17/2013	1,000,000	999,400
144A, 0.25%, 10/29/2012	1,000,000	999,805
Liberty Street Funding LLC, 144A, 0.06%, 10/1/2012	4,000,000	4,000,000
Nestle Capital Corp., 0.26%, 3/22/2013	1,500,000	1,498,137
Nestle Finance International Ltd.:
0.25%, 4/15/2013	1,200,000	1,198,367
0.26%, 3/25/2013	1,000,000	998,736
Nieuw Amsterdam Receivables Corp., 144A, 0.25%, 10/2/2012	1,000,000	999,993
Nordea North America, Inc.:
0.3%, 3/13/2013	500,000	499,321
0.31%, 3/18/2013	2,000,000	1,997,107
0.32%, 3/18/2013	1,000,000	998,507
NRW.Bank, 0.2%, 10/9/2012	2,500,000	2,499,889
Procter & Gamble Co., 0.12%, 10/1/2012	2,000,000	2,000,000
Rabobank U.S.A. Financial Corp.:
0.41%, 12/27/2012	1,000,000	999,009
0.46%, 3/7/2013	600,000	598,796
SBAB Bank AB:
144A, 0.3%, 1/11/2013	1,500,000	1,498,725
144A, 0.35%, 12/5/2012	1,000,000	999,368
144A, 0.43%, 10/22/2012	1,000,000	999,749
Scaldis Capital LLC, 0.34%, 10/5/2012	1,150,000	1,149,956
Societe Generale North America, Inc., 0.38%, 11/1/2012	1,000,000	999,673
Standard Chartered Bank:
0.33%, 10/1/2012	1,500,000	1,500,000
0.36%, 10/9/2012	1,500,000	1,499,880
UOB Funding LLC:
0.24%, 2/22/2013	1,000,000	999,040
0.26%, 12/11/2012	500,000	499,744
0.3%, 11/5/2012	1,000,000	999,708
Versailles Commercial Paper LLC:
144A, 0.43%, 10/12/2012	1,000,000	999,869
144A, 0.43%, 10/18/2012	500,000	499,898

		67,018,282
Issued at Par 4.5%
ASB Finance Ltd.:
144A, 0.476% *, 2/13/2013	1,500,000	1,500,000
144A, 0.544% *, 9/4/2013	1,000,000	1,000,000
Australia & New Zealand Banking Group Ltd., 144A, 0.266% *, 11/26/2012	3,000,000	3,000,000
Kells Funding LLC:
144A, 0.359% *, 3/19/2013	500,000	500,000
144A, 0.565% *, 1/17/2013	1,500,000	1,500,000
Westpac Banking Corp., 144A, 0.496% *, 10/26/2012	1,500,000	1,500,000

		9,000,000

Total Commercial Paper (Cost $76,018,282)		76,018,282
Short-Term Notes * 16.3%
Bank of Nova Scotia:
0.31%, 1/9/2013	2,000,000	2,000,000
0.37%, 12/14/2012	2,500,000	2,500,000
0.517%, 12/11/2012	1,000,000	1,000,000
0.66%, 10/1/2012	1,000,000	1,000,000
Canadian Imperial Bank of Commerce:
0.468%, 4/26/2013	1,500,000	1,500,000
0.505%, 2/7/2013	1,000,000	1,000,000
0.51%, 4/26/2013	2,500,000	2,500,000
Commonwealth Bank of Australia, 144A, 0.487%, 3/1/2013	3,000,000	3,000,000
JPMorgan Chase Bank NA, 0.468%, 12/7/2012	2,000,000	2,000,000
National Australia Bank Ltd.:
0.265%, 10/29/2012	1,000,000	1,000,000
0.486%, 3/8/2013	1,500,000	1,500,000
National Bank of Canada, 0.61%, 10/12/2012	1,000,000	1,000,134
Queensland Treasury Corp., 0.49%, 11/19/2012	2,000,000	2,000,000
Rabobank Nederland NV:
0.463%, 6/27/2013	1,000,000	1,000,000
0.475%, 12/21/2012	1,000,000	1,000,000
0.553%, 1/23/2013	2,000,000	2,000,000
0.591%, 5/7/2013	1,000,000	1,000,000
Royal Bank of Canada:
0.54%, 6/4/2013	1,000,000	1,000,000
0.54%, 6/13/2013	1,500,000	1,500,000
Sumitomo Mitsui Banking Corp., 0.41%, 3/15/2013	1,000,000	1,000,000
Svensk Exportkredit AB, 144A, 0.43%, 5/22/2013	700,000	700,000
Westpac Banking Corp., 0.4%, 5/3/2013	1,000,000	1,000,519

Total Short-Term Notes (Cost $32,200,653)		32,200,653
Time Deposits 2.5%
BNP Paribas, 0.12%, 10/1/2012	2,000,000	2,000,000
Royal Bank of Canada, 0.05%, 10/1/2012	2,828,133	2,828,133

Total Time Deposits (Cost $4,828,133)		4,828,133
Government & Agency Obligations 12.4%
U.S. Government Sponsored Agencies 6.5%
Federal Home Loan Bank:
0.114% **, 10/17/2012	2,000,000	1,999,893
0.157% **, 11/13/2012	1,000,000	999,809
0.17%, 1/23/2013	800,000	799,942
0.17% *, 11/8/2013	500,000	499,780
0.36%, 5/16/2013	750,000	750,521
0.5%, 8/28/2013	1,000,000	1,002,701
Federal Home Loan Mortgage Corp.:
0.054% **, 10/2/2012	1,250,000	1,249,996
0.169% **, 5/29/2013	1,200,000	1,198,640
0.178% **, 1/9/2013	1,000,000	999,500
Federal National Mortgage Association:
0.129% **, 2/19/2013	1,000,000	999,491
0.139% **, 12/17/2012	1,500,000	1,499,551
0.159% **, 3/4/2013	1,000,000	999,316

		12,999,140
U.S. Treasury Obligations 5.9%
U.S. Treasury Notes:
0.625%, 2/28/2013	1,350,000	1,352,564
1.375%, 10/15/2012	3,500,000	3,501,631
1.375%, 1/15/2013	2,000,000	2,006,946
1.375%, 3/15/2013	1,000,000	1,005,426
2.5%, 3/31/2013	1,250,000	1,264,405
3.375%, 11/30/2012	1,000,000	1,005,243
4.0%, 11/15/2012	1,500,000	1,507,033

		11,643,248

Total Government & Agency Obligations (Cost $24,642,388)		24,642,388
Municipal Bonds and Notes 1.5%
Texas, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4264, 144A, 0.2% ***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	2,000,000	2,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	1,000,000	1,020,746

Total Municipal Bonds and Notes (Cost $3,020,746)		3,020,746
Repurchase Agreements 16.1%
BNP Paribas, 0.25%, dated 9/28/2012, to be repurchased at $3,000,063 on 10/1/2012 (a)	3,000,000	3,000,000
JPMorgan Securities, Inc., 0.18%, dated 9/28/2012, to be repurchased at $11,000,165 on 10/1/2012 (b)	11,000,000	11,000,000
JPMorgan Securities, Inc., 0.34%, dated 9/12/2012, to be repurchased at $4,001,133 on 10/12/2012 (c)	4,000,000	4,000,000
Merrill Lynch & Co., Inc., 0.17%, dated 9/28/2012, to be repurchased at $5,000,071 on 10/1/2012 (d)	5,000,000	5,000,000
The Goldman Sachs & Co., 0.19%, dated 9/28/2012, to be repurchased at $6,000,095 on 10/1/2012 (e)	6,000,000	6,000,000
The Toronto-Dominion Bank, 0.19%, dated 9/25/2012, to be repurchased at $3,000,111 on 10/2/2012 (f)	3,000,000	3,000,000

Total Repurchase Agreements (Cost $32,000,000)		32,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $197,660,442) †	99.7	197,660,442
Other Assets and Liabilities, Net	0.3	686,807

Net Assets	100.0	198,347,249

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of September 30, 2012.

†	The cost for federal income tax purposes was $197,660,442.
(a)	Collateralized by $2,766,260 Government National Mortgage Association, 4.5%, maturing on 8/15/2039 with a value of $3,060,001.
(b)	Collateralized by $11,940,000 U.S. Treasury STRIPS, maturing on 2/15/2019 with a value of $11,221,570.
(c)	Collateralized by $3,980,000 Rockies Express Pipeline LLC, 6.25%, maturing on 7/15/2013 with a value of $4,122,479.
(d)	Collateralized by $3,956,300 U.S. Treasury Inflation-Indexed Note, 1.875%, maturing on 7/15/2013 with a value of $5,100,085.
(e)	Collateralized by $5,756,760 Federal National Mortgage Association, 3.0%, maturing on 9/1/2022 with a value of $6,120,000.

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,493,000	Federal National Mortgage Association	2.625	11/20/2014	2,640,594
304,400	U.S. Treasury Bill	Zero Coupon	7/25/2013	303,994
112,200	U.S. Treasury Note	1.375	12/31/2018	115,925
Total Collateral Value				3,060,513

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIQ: Liquidity Facility
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(g)	$—	$165,660,442	$—	$165,660,442
Repurchase Agreements	—	32,000,000	—	32,000,000
Total	$—	$197,660,442	$—	$197,660,442

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.
(g)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS Small Mid Cap Growth VIP
	Shares	Value ($)
Common Stocks 97.7%
Consumer Discretionary 15.3%
Auto Components 1.5%
BorgWarner, Inc.* (a)	15,012	1,037,479
Tenneco, Inc.*	42,600	1,192,800

		2,230,279
Hotels, Restaurants & Leisure 1.7%
Panera Bread Co. "A"*	14,533	2,483,545
Household Durables 1.3%
Jarden Corp.	38,090	2,012,676
Leisure Equipment & Products 0.6%
Polaris Industries, Inc.	11,254	910,111
Media 0.8%
Cinemark Holdings, Inc.	53,417	1,198,143
Specialty Retail 6.7%
Advance Auto Parts, Inc.	12,251	838,458
Ascena Retail Group, Inc.*	74,289	1,593,499
Children's Place Retail Stores, Inc.* (a)	24,575	1,474,500
DSW, Inc. "A"	21,104	1,408,059
Guess?, Inc.	31,136	791,477
PetSmart, Inc. (a)	30,850	2,128,033
Ulta Salon, Cosmetics & Fragrance, Inc.	17,632	1,698,050

		9,932,076
Textiles, Apparel & Luxury Goods 2.7%
Carter's, Inc.*	23,581	1,269,601
Deckers Outdoor Corp.* (a)	18,170	665,749
Hanesbrands, Inc.* (a)	63,258	2,016,665

		3,952,015
Consumer Staples 5.1%
Food & Staples Retailing 1.1%
United Natural Foods, Inc.*	28,141	1,644,841
Food Products 2.8%
Green Mountain Coffee Roasters, Inc.* (a)	29,462	699,722
Hain Celestial Group, Inc.*	29,828	1,879,164
TreeHouse Foods, Inc.*	30,438	1,597,995

		4,176,881
Household Products 1.2%
Church & Dwight Co., Inc. (a)	32,931	1,777,945
Energy 8.4%
Energy Equipment & Services 4.6%
Core Laboratories NV (a)	12,622	1,533,321
Dresser-Rand Group, Inc.*	29,786	1,641,506
Dril-Quip, Inc.*	27,869	2,003,224
Hornbeck Offshore Services, Inc.*	42,514	1,558,138

		6,736,189
Oil, Gas & Consumable Fuels 3.8%
Alpha Natural Resources, Inc.* (a)	64,834	425,959
Approach Resources, Inc.* (a)	58,754	1,770,258
Energy XXI (Bermuda) Ltd. (a)	43,308	1,513,615
Rosetta Resources, Inc.* (a)	40,369	1,933,675

		5,643,507
Financials 6.2%
Capital Markets 2.1%
Affiliated Managers Group, Inc.*	16,674	2,050,902
Lazard Ltd. "A" (a)	39,209	1,146,079

		3,196,981
Commercial Banks 1.0%
Signature Bank*	21,457	1,439,336
Consumer Finance 0.8%
DFC Global Corp.*	66,316	1,137,319
Insurance 1.5%
W.R. Berkley Corp. (a)	59,720	2,238,903
Real Estate Management & Development 0.8%
CBRE Group, Inc. "A"*	65,285	1,201,897
Health Care 14.9%
Biotechnology 2.9%
Alkermes PLC*	58,282	1,209,351
ARIAD Pharmaceuticals, Inc.*	40,385	978,327
Cubist Pharmaceuticals, Inc.*	11,462	546,508
Incyte Corp., Ltd.* (a)	61,974	1,118,631
Pharmacyclics, Inc.* (a)	7,344	473,688

		4,326,505
Health Care Equipment & Supplies 1.7%
Thoratec Corp.*	49,752	1,721,419
Volcano Corp.*	27,765	793,246

		2,514,665
Health Care Providers & Services 8.1%
Catamaran Corp.*	25,806	2,528,214
Centene Corp.*	33,984	1,271,342
DaVita, Inc.*	15,967	1,654,341
ExamWorks Group, Inc.*	60,633	904,644
Humana, Inc.	20,206	1,417,451
Metropolitan Health Networks, Inc.*	241,148	2,252,322
Molina Healthcare, Inc.*	46,859	1,178,504
WellCare Health Plans, Inc.*	13,484	762,520

		11,969,338
Pharmaceuticals 2.2%
Hi-Tech Pharmacal Co., Inc.* (a)	23,861	790,038
Pacira Pharmaceuticals, Inc.* (a)	143,583	2,498,344

		3,288,382
Industrials 18.8%
Aerospace & Defense 1.2%
BE Aerospace, Inc.*	42,309	1,781,209
Commercial Services & Supplies 1.7%
Portfolio Recovery Associates, Inc.*	24,384	2,546,421
Construction & Engineering 1.4%
Chicago Bridge & Iron Co. NV (a)	16,113	613,744
MYR Group, Inc.*	74,029	1,476,879

		2,090,623
Electrical Equipment 2.6%
General Cable Corp.*	48,920	1,437,270
The Babcock & Wilcox Co.*	45,744	1,165,100
Thermon Group Holdings, Inc.*	46,549	1,163,259

		3,765,629
Machinery 7.8%
Altra Holdings, Inc. (a)	52,019	946,746
Chart Industries, Inc.*	31,851	2,352,196
Joy Global, Inc.	23,292	1,305,750
Manitowoc Co., Inc.	109,137	1,455,888
Sauer-Danfoss, Inc.	49,353	1,984,484
Valmont Industries, Inc.	11,857	1,559,195
WABCO Holdings, Inc.*	32,938	1,899,534

		11,503,793
Professional Services 1.1%
Robert Half International, Inc. (a)	62,533	1,665,254
Road & Rail 1.4%
Kansas City Southern	26,913	2,039,467
Trading Companies & Distributors 1.6%
Applied Industrial Technologies, Inc.	25,858	1,071,297
United Rentals, Inc.*	41,158	1,346,278

		2,417,575
Information Technology 21.2%
Communications Equipment 3.7%
Finisar Corp.* (a)	51,684	739,081
Harris Corp.	31,404	1,608,513
Palo Alto Networks, Inc.* (a)	19,882	1,224,135
Procera Networks, Inc.* (a)	36,215	851,053
Sycamore Networks, Inc.*	68,948	1,061,799

		5,484,581
Computers & Peripherals 1.7%
Western Digital Corp.	65,741	2,546,149
Electronic Equipment, Instruments & Components 1.3%
Cognex Corp.	35,244	1,218,737
Coherent, Inc.*	14,001	642,086

		1,860,823
Internet Software & Services 0.6%
Equinix, Inc.*	4,142	853,459
IT Services 4.8%
Cardtronics, Inc.* (a)	68,253	2,032,574
MAXIMUS, Inc.	31,016	1,852,276
Syntel, Inc.	30,643	1,912,430
VeriFone Systems, Inc.* (a)	48,151	1,341,005

		7,138,285
Semiconductors & Semiconductor Equipment 0.9%
Skyworks Solutions, Inc.*	57,519	1,355,435
Software 8.2%
Allot Communications Ltd.*	41,427	1,098,644
Concur Technologies, Inc.* (a)	17,465	1,287,694
Kenexa Corp.*	24,157	1,107,115
MICROS Systems, Inc.*	40,631	1,995,795
NQ Mobile, Inc. (ADR)* (a)	83,404	667,232
Parametric Technology Corp.*	68,372	1,490,510
QLIK Technologies, Inc.*	62,428	1,399,012
Red Hat, Inc.* (a)	25,064	1,427,144
Ultimate Software Group, Inc.*	15,689	1,601,847

		12,074,993
Materials 6.9%
Chemicals 3.6%
CF Industries Holdings, Inc.	8,632	1,918,376
Rockwood Holdings, Inc.	34,128	1,590,365
Westlake Chemical Corp. (a)	25,969	1,897,295

		5,406,036
Containers & Packaging 1.2%
Crown Holdings, Inc.*	48,858	1,795,531
Metals & Mining 1.2%
Detour Gold Corp.*	31,861	888,971
Haynes International, Inc.	17,250	899,587

		1,788,558
Paper & Forest Products 0.9%
Schweitzer-Mauduit International, Inc.	38,906	1,283,509
Telecommunication Services 0.9%
Wireless Telecommunication Services
SBA Communications Corp. "A"*	21,056	1,324,422

Total Common Stocks (Cost $120,493,770)		144,733,286
Exchange-Traded Fund 0.5%
SPDR S&P Biotech* (a) (Cost $728,338)	7,865	734,670
Securities Lending Collateral 24.7%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $36,557,033)	36,557,033	36,557,033
Cash Equivalents 2.1%
Central Cash Management Fund, 0.15% (b) (Cost $3,195,108)	3,195,108	3,195,108

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $160,974,249) †	125.0	185,220,097
Other Assets and Liabilities, Net	(25.0)	(37,086,675)

Net Assets	100.0	148,133,422

*	Non-income producing security.
†
The cost for federal income tax purposes was $161,538,125.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $23,681,972.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,565,093 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,883,121.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2012 amounted to $35,458,857, which is 23.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$144,733,286	$—	$—	$144,733,286
Exchange- Traded Fund	734,670	—	—	734,670
Short-Term Investments(d)	39,752,141	—	—	39,752,141
Total	$185,220,097	$—	$—	$185,220,097

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS Unconstrained Income VIP
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 62.9%
Consumer Discretionary 8.7%
AMC Networks, Inc., 7.75%, 7/15/2021		15,000	16,950
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		80,000	88,200
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		95,000	103,431
9.625%, 3/15/2018		45,000	49,950
Block Communications, Inc., 144A, 7.25%, 2/1/2020		65,000	69,062
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018 (b)		95,000	103,787
Cablevision Systems Corp.:
7.75%, 4/15/2018		10,000	11,075
8.0%, 4/15/2020		10,000	11,150
Caesar's Entertainment Operating Co., Inc.:
144A, 8.5%, 2/15/2020		120,000	120,000
11.25%, 6/1/2017		240,000	258,000
CCO Holdings LLC:
5.25%, 9/30/2022		220,000	221,100
6.5%, 4/30/2021		215,000	230,050
6.625%, 1/31/2022		70,000	76,475
7.0%, 1/15/2019		20,000	21,650
7.25%, 10/30/2017		90,000	98,100
7.375%, 6/1/2020		10,000	11,163
7.875%, 4/30/2018		40,000	43,300
8.125%, 4/30/2020		25,000	28,250
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		300,000	320,250
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		25,000	25,125
Clear Channel Communications, Inc., 9.0%, 3/1/2021		25,000	22,250
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625%, 3/15/2020		20,000	19,200
Series B, 7.625%, 3/15/2020		185,000	180,375
Series A, 9.25%, 12/15/2017		15,000	16,088
Series B, 9.25%, 12/15/2017		25,000	26,938
Crown Media Holdings, Inc., 10.5%, 7/15/2019		55,000	61,600
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		45,000	43,763
Desarrolladora Homex SAB de CV, 144A, 9.75%, 3/25/2020 (b)		200,000	204,000
DIRECTV Holdings LLC, 3.8%, 3/15/2022		200,000	205,813
DISH DBS Corp.:
6.625%, 10/1/2014		65,000	70,525
6.75%, 6/1/2021		10,000	10,900
7.125%, 2/1/2016		155,000	171,275
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		65,000	41
Globo Comunicacao e Participacoes SA, 144A, 4.875%, 4/11/2022		200,000	216,750
Harron Communications LP, 144A, 9.125%, 4/1/2020		45,000	48,600
Hertz Corp.:
144A, 6.75%, 4/15/2019		35,000	36,925
6.75%, 4/15/2019		15,000	15,825
7.5%, 10/15/2018		155,000	167,400
Lear Corp.:
7.875%, 3/15/2018		36,000	39,600
8.125%, 3/15/2020		36,000	40,680
Libbey Glass, Inc., 144A, 6.875%, 5/15/2020		20,000	21,500
Limited Brands, Inc., 7.0%, 5/1/2020		20,000	22,700
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		95,000	105,687
Mattel, Inc., 5.45%, 11/1/2041		141,400	158,072
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		65,000	65,000
Mediacom LLC:
7.25%, 2/15/2022		20,000	21,450
9.125%, 8/15/2019		30,000	33,150
MGM Resorts International:
144A, 6.75%, 10/1/2020		25,000	25,000
7.625%, 1/15/2017		100,000	106,000
144A, 8.625%, 2/1/2019 (b)		140,000	152,600
9.0%, 3/15/2020		65,000	72,556
10.375%, 5/15/2014		45,000	50,625
11.125%, 11/15/2017		50,000	55,312
Michaels Stores, Inc., 13.0%, 11/1/2016		15,000	15,750
National CineMedia LLC:
144A, 6.0%, 4/15/2022		35,000	36,925
7.875%, 7/15/2021		45,000	49,050
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		75,000	79,312
Penske Automotive Group, Inc., 144A, 5.75%, 10/1/2022		50,000	51,250
Regal Entertainment Group, 9.125%, 8/15/2018		35,000	39,113
Sabre Holdings Corp., 8.35%, 3/15/2016		55,000	55,825
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		40,000	43,900
144A, 7.804%, 10/1/2020		70,000	71,709
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		100,000	98,750
Sirius XM Radio, Inc.:
144A, 5.25%, 8/15/2022		15,000	14,925
144A, 8.75%, 4/1/2015		155,000	176,312
Sonic Automotive, Inc.:
144A, 7.0%, 7/15/2022		15,000	16,050
Series B, 9.0%, 3/15/2018		95,000	103,787
Sotheby's, 144A, 5.25%, 10/1/2022		30,000	30,300
Starz LLC, 144A, 5.0%, 9/15/2019		15,000	15,338
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		35,000	35,613
Travelport LLC, 9.0%, 3/1/2016		10,000	7,150
UCI International, Inc., 8.625%, 2/15/2019		20,000	19,900
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		200,000	215,000
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		10,000	10,300
144A, 7.875%, 11/1/2020		25,000	26,750
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	50,000	69,325
144A, 9.75%, 4/15/2018	EUR	100,000	137,693
Visteon Corp., 6.75%, 4/15/2019		75,000	78,750
Whirlpool Corp., 4.7%, 6/1/2022		110,000	113,557
Wolverine World Wide, Inc., 144A, 6.125%, 10/15/2020 (c)		45,000	46,350
Wyndham Worldwide Corp., 5.75%, 2/1/2018		135,000	152,001
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		60,000	64,800

			6,270,753
Consumer Staples 1.9%
Alliance One International, Inc., 10.0%, 7/15/2016		25,000	25,875
Altria Group, Inc., 9.95%, 11/10/2038		145,000	243,797
B&G Foods, Inc., 7.625%, 1/15/2018		35,000	37,800
ConAgra Foods, Inc., 3.25%, 9/15/2022		45,000	45,354
Constellation Brands, Inc., 6.0%, 5/1/2022		15,000	17,063
Darling International, Inc., 8.5%, 12/15/2018		80,000	91,100
Del Monte Corp., 7.625%, 2/15/2019 (b)		80,000	82,300
Delhaize Group SA, 4.125%, 4/10/2019		140,000	135,241
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		20,000	20,925
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		85,000	83,512
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		25,000	24,938
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		200,000	230,740
NBTY, Inc., 9.0%, 10/1/2018		25,000	27,813
Pilgrim's Pride Corp., 7.875%, 12/15/2018		45,000	42,862
Smithfield Foods, Inc.:
6.625%, 8/15/2022		40,000	41,500
7.75%, 7/1/2017		140,000	157,500
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		35,000	31,238
TreeHouse Foods, Inc., 7.75%, 3/1/2018		45,000	49,162

			1,388,720
Energy 8.3%
Access Midstream Partners LP, 6.125%, 7/15/2022		55,000	58,163
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		60,000	50,100
Arch Coal, Inc.:
7.0%, 6/15/2019 (b)		20,000	16,800
7.25%, 10/1/2020		20,000	16,800
7.25%, 6/15/2021 (b)		35,000	29,225
Berry Petroleum Co., 6.75%, 11/1/2020		90,000	95,850
BreitBurn Energy Partners LP:
144A, 7.875%, 4/15/2022		30,000	31,050
8.625%, 10/15/2020		35,000	38,238
Bristow Group, Inc., 6.25%, 10/15/2022 (c)		25,000	25,594
Chesapeake Energy Corp.:
6.125%, 2/15/2021		40,000	40,300
6.875%, 11/15/2020		35,000	36,925
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		25,000	24,000
Cimarex Energy Co., 5.875%, 5/1/2022		35,000	36,925
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		105,000	120,750
CONSOL Energy, Inc.:
6.375%, 3/1/2021		15,000	14,588
8.0%, 4/1/2017		75,000	78,375
Continental Resources, Inc.:
144A, 5.0%, 9/15/2022		30,000	31,350
7.125%, 4/1/2021		30,000	33,750
7.375%, 10/1/2020		35,000	39,200
8.25%, 10/1/2019		20,000	22,500
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		105,000	106,575
Crosstex Energy LP:
144A, 7.125%, 6/1/2022		15,000	14,925
8.875%, 2/15/2018		55,000	58,850
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		75,000	78,750
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		95,000	93,337
El Paso LLC, 7.25%, 6/1/2018 (b)		55,000	63,334
Energy Transfer Partners LP, 5.2%, 2/1/2022		140,000	155,302
EP Energy LLC:
144A, 6.875%, 5/1/2019		60,000	64,200
144A, 7.75%, 9/1/2022		25,000	25,500
144A, 9.375%, 5/1/2020		25,000	27,250
EV Energy Partners LP, 8.0%, 4/15/2019		140,000	145,250
FMC Technologies, Inc., 3.45%, 10/1/2022		40,000	40,607
Frontier Oil Corp., 6.875%, 11/15/2018		55,000	58,575
Genesis Energy LP, 7.875%, 12/15/2018		40,000	42,400
Global Geophysical Services, Inc., 10.5%, 5/1/2017		130,000	124,150
Halcon Resources Corp., 144A, 9.75%, 7/15/2020		50,000	51,125
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		20,000	21,000
8.25%, 3/15/2018		55,000	59,125
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		200,000	224,000
Kinder Morgan Energy Partners LP, 5.8%, 3/1/2021		194,000	230,193
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		25,000	26,500
Linn Energy LLC:
144A, 6.25%, 11/1/2019		110,000	109,450
144A, 6.5%, 5/15/2019		15,000	15,000
MarkWest Energy Partners LP, 5.5%, 2/15/2023		40,000	41,900
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		65,000	69,387
144A, 6.5%, 3/15/2021		40,000	42,800
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020 (c)		65,000	67,762
Newfield Exploration Co., 7.125%, 5/15/2018		90,000	94,950
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		85,000	87,550
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		25,000	26,375
7.25%, 2/1/2019		40,000	42,900
Offshore Group Investments Ltd., 11.5%, 8/1/2015		20,000	22,100
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		200,000	174,000
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		20,000	20,000
144A, 6.25%, 11/15/2021		25,000	24,875
Pertamina Persero PT, 144A, 6.0%, 5/3/2042		250,000	271,250
Petroleos de Venezuela SA:
144A, 8.5%, 11/2/2017		400,000	362,000
144A, 9.75%, 5/17/2035		300,000	250,500
Petroleos Mexicanos, 5.5%, 6/27/2044		400,000	440,000
Plains Exploration & Production Co.:
6.125%, 6/15/2019		40,000	40,300
6.75%, 2/1/2022		80,000	81,200
7.625%, 6/1/2018		60,000	63,900
Quicksilver Resources, Inc., 11.75%, 1/1/2016		15,000	15,150
Regency Energy Partners LP, 6.875%, 12/1/2018		35,000	37,363
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	266,296
SandRidge Energy, Inc., 7.5%, 3/15/2021		20,000	20,600
SESI LLC:
6.375%, 5/1/2019		40,000	42,800
7.125%, 12/15/2021		115,000	127,075
Stone Energy Corp., 8.625%, 2/1/2017		25,000	26,750
Swift Energy Co., 7.875%, 3/1/2022		70,000	74,900
Tesoro Corp.:
4.25%, 10/1/2017		35,000	36,050
5.375%, 10/1/2022		25,000	25,750
Tesoro Logistics LP, 144A, 5.875%, 10/1/2020		15,000	15,375
Transocean, Inc., 3.8%, 10/15/2022		75,000	75,388
Venoco, Inc., 8.875%, 2/15/2019		105,000	91,350
Weatherford International Ltd., 4.5%, 4/15/2022		95,000	99,353
WPX Energy, Inc.:
5.25%, 1/15/2017		75,000	81,000
6.0%, 1/15/2022		55,000	59,125

			5,993,955
Financials 17.6%
African Development Bank, 5.75%, 1/25/2016	AUD	500,000	557,335
Ally Financial, Inc.:
5.5%, 2/15/2017		60,000	62,717
6.25%, 12/1/2017		95,000	102,751
8.0%, 3/15/2020		115,000	134,550
8.3%, 2/12/2015		135,000	149,512
American International Group, Inc.:
3.8%, 3/22/2017		60,000	64,537
Series G, 5.6%, 10/18/2016		145,000	165,194
AmeriGas Finance LLC:
6.75%, 5/20/2020		20,000	21,350
7.0%, 5/20/2022		20,000	21,550
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		250,000	250,974
Antero Resources Finance Corp.:
7.25%, 8/1/2019		50,000	54,125
9.375%, 12/1/2017		30,000	33,150
Banco do Brasil SA, 144A, 5.875%, 1/26/2022		200,000	214,000
Banco Latinoamericano de Comercio Exterior SA, 144A, 3.75%, 4/4/2017		150,000	155,625
Bancolombia SA:
5.125%, 9/11/2022		250,000	252,500
6.125%, 7/26/2020		100,000	109,250
Bangkok Bank PCL, 144A, 3.875%, 9/27/2022		200,000	199,802
Bank of America Corp., 5.0%, 5/13/2021		150,000	164,877
Bank of Ireland Mortgage Bank, 4.0%, 7/5/2013	EUR	750,000	960,800
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022 (b)		200,000	218,500
BNP Paribas SA, 2.375%, 9/14/2017		125,000	125,540
Braskem America Finance Co., 144A, 7.125%, 7/22/2041 (b)		200,000	212,000
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		200,000	215,000
Case New Holland, Inc., 7.75%, 9/1/2013		45,000	47,081
CIT Group, Inc.:
144A, 4.75%, 2/15/2015		260,000	271,050
5.0%, 5/15/2017		80,000	85,400
5.25%, 3/15/2018		90,000	96,525
Citigroup, Inc., 5.875%, 1/30/2042		60,000	72,288
Deutsche Telekom International Finance BV, 144A, 4.875%, 3/6/2042		200,000	215,032
E*TRADE Financial Corp.:
6.75%, 6/1/2016		130,000	136,825
12.5%, 11/30/2017		50,000	56,812
Export Credit Bank of Turkey, 144A, 5.375%, 11/4/2016		250,000	268,125
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021 (b)		150,000	160,125
Ford Motor Credit Co., LLC, 3.984%, 6/15/2016		145,000	152,831
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		35,000	37,275
144A, 5.875%, 1/31/2022		30,000	32,100
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	22,550
General Electric Capital Corp., 5.3%, 2/11/2021		75,000	86,068
Grupo Aval Ltd., 144A, 4.75%, 9/26/2022		200,000	197,000
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		250,000	283,651
HCP, Inc., (REIT), 5.375%, 2/1/2021		143,000	163,138
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	109,187	84
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		15,000	15,263
8.875%, 2/1/2018		340,000	349,350
ING Bank NV, 144A, 2.0%, 9/25/2015		200,000	200,299
International Lease Finance Corp.:
5.75%, 5/15/2016		20,000	21,205
6.25%, 5/15/2019		50,000	53,750
8.625%, 9/15/2015		40,000	45,550
8.625%, 1/15/2022		45,000	54,337
8.75%, 3/15/2017		180,000	210,600
Itau Unibanco Holding SA, 144A, 5.65%, 3/19/2022		200,000	209,500
JPMorgan Chase & Co., 4.35%, 8/15/2021		200,000	220,436
Kazakhstan Temir Zholy Finance BV, 144A, 6.95%, 7/10/2042		250,000	303,437
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		75,000	75,750
8.125%, 7/1/2019		75,000	79,687
8.625%, 7/15/2020 (b)		50,000	54,000
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		105,000	107,461
Morgan Stanley, 6.375%, 7/24/2042		100,000	110,136
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		30,000	31,800
(REIT), 6.875%, 5/1/2021		50,000	54,500
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		25,000	26,625
144A, 5.875%, 3/15/2022		45,000	48,150
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020 (c)		25,000	24,844
NII Capital Corp., 7.625%, 4/1/2021		70,000	55,650
Odebrecht Finance Ltd., 144A, 5.125%, 6/26/2022		200,000	213,000
Petrobras International Finance Co., 5.75%, 1/20/2020		200,000	227,960
Principal Financial Group, Inc., 3.3%, 9/15/2022		150,000	151,689
Raizen Fuels Finance Ltd., 144A, 9.5%, 8/15/2014		100,000	112,375
RBS Citizens Financial Group, Inc., 144A, 4.15%, 9/28/2022		200,000	200,372
Reynolds Group Issuer, Inc.:
144A, 5.75%, 10/15/2020		65,000	65,000
6.875%, 2/15/2021		100,000	105,500
7.125%, 4/15/2019		100,000	105,500
Santander US Debt SAU, 144A, 3.724%, 1/20/2015		45,000	44,662
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017	EUR	100,000	142,480
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (c)		35,000	35,438
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		30,000	30,150
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		100,000	105,310
The Goldman Sachs Group, Inc., 5.75%, 1/24/2022		160,000	184,300
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		50,000	54,500
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		40,000	40,400
Turkiye Garanti Bankasi AS, 144A, 5.25%, 9/13/2022		500,000	503,750
UR Merger Sub Corp.:
144A, 5.75%, 7/15/2018		60,000	63,375
144A, 7.375%, 5/15/2020		95,000	102,125
144A, 7.625%, 4/15/2022		95,000	104,025
Vale Overseas Ltd., 8.25%, 1/17/2034		250,000	323,716
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		125,000	138,437
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		375,000	410,625
WPP Finance 2010, 3.625%, 9/7/2022		60,000	60,438

			12,707,056
Health Care 3.3%
Agilent Technologies, Inc., 3.2%, 10/1/2022		40,000	40,378
Amgen, Inc., 3.875%, 11/15/2021		100,000	107,452
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		85,000	90,100
Biomet, Inc.:
144A, 6.5%, 8/1/2020		55,000	56,994
144A, 6.5%, 10/1/2020 (c)		55,000	53,900
Community Health Systems, Inc.:
5.125%, 8/15/2018		185,000	191,937
7.125%, 7/15/2020		60,000	64,012
Express Scripts Holding Co., 144A, 4.75%, 11/15/2021		145,000	167,772
Gilead Sciences, Inc., 5.65%, 12/1/2041		145,000	181,366
HCA Holdings, Inc., 7.75%, 5/15/2021		105,000	114,450
HCA, Inc.:
5.875%, 3/15/2022		40,000	43,350
6.5%, 2/15/2020		210,000	233,625
7.5%, 2/15/2022		155,000	175,537
7.875%, 2/15/2020		365,000	410,169
8.5%, 4/15/2019		45,000	50,738
Hologic, Inc., 144A, 6.25%, 8/1/2020		30,000	31,800
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		35,000	36,624
Mylan, Inc., 144A, 7.875%, 7/15/2020		15,000	16,838
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		50,000	54,750
STHI Holding Corp., 144A, 8.0%, 3/15/2018		60,000	63,900
Tenet Healthcare Corp., 6.25%, 11/1/2018		100,000	110,250
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		75,000	80,062
Watson Pharmaceuticals, Inc., 3.25%, 10/1/2022		35,000	35,448

			2,411,452
Industrials 4.7%
Accuride Corp., 9.5%, 8/1/2018 (b)		85,000	87,337
ADT Corp., 144A, 3.5%, 7/15/2022		90,000	93,500
Air Lease Corp.:
144A, 4.5%, 1/15/2016		15,000	15,000
144A, 5.625%, 4/1/2017		75,000	76,500
ARAMARK Corp., 8.5%, 2/1/2015		20,000	20,475
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		20,000	20,500
Armored Autogroup, Inc., 9.25%, 11/1/2018		105,000	93,975
BE Aerospace, Inc., 6.875%, 10/1/2020		25,000	27,750
Belden, Inc., 144A, 5.5%, 9/1/2022		55,000	56,237
Bombardier, Inc.:
144A, 5.75%, 3/15/2022 (b)		55,000	56,375
144A, 7.75%, 3/15/2020		45,000	51,638
Briggs & Stratton Corp., 6.875%, 12/15/2020		35,000	38,150
Casella Waste Systems, Inc., 7.75%, 2/15/2019		110,000	107,800
Cenveo Corp., 8.875%, 2/1/2018		30,000	28,425
Ducommun, Inc., 9.75%, 7/15/2018		65,000	68,575
DynCorp International, Inc., 10.375%, 7/1/2017		85,000	73,312
Florida East Coast Railway Corp., 8.125%, 2/1/2017		40,000	42,100
FTI Consulting, Inc., 6.75%, 10/1/2020		145,000	154,787
Garda World Security Corp., 144A, 9.75%, 3/15/2017		60,000	62,700
General Cable Corp., 144A, 5.75%, 10/1/2022		30,000	30,450
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		50,000	54,188
7.125%, 3/15/2021		10,000	10,763
Interline Brands, Inc., 7.5%, 11/15/2018		50,000	54,125
Iron Mountain, Inc., 5.75%, 8/15/2024		55,000	55,138
JSC Georgian Railway, 144A, 7.75%, 7/11/2022		200,000	222,000
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		105,000	117,075
Masco Corp., 7.125%, 3/15/2020		145,000	165,056
Meritor, Inc.:
8.125%, 9/15/2015		55,000	57,750
10.625%, 3/15/2018		60,000	63,300
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		135,000	121,837
144A, 8.875%, 11/1/2017		35,000	35,569
Nortek, Inc., 8.5%, 4/15/2021		125,000	133,125
Owens Corning, Inc., 9.0%, 6/15/2019		167,000	210,179
Ply Gem Industries, Inc.:
144A, 9.375%, 4/15/2017		25,000	25,125
13.125%, 7/15/2014		30,000	32,100
RBS Global, Inc. & Rexnord Corp., 8.5%, 5/1/2018		120,000	132,300
Sabre, Inc., 144A, 8.5%, 5/15/2019		25,000	25,688
Sitel LLC, 11.5%, 4/1/2018		95,000	68,875
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		75,000	81,750
Titan International, Inc., 7.875%, 10/1/2017		90,000	95,400
TransDigm, Inc., 7.75%, 12/15/2018		65,000	71,825
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022		200,000	203,300
Urbi, Desarrollos Urbanos SAB de CV, 144A, 9.75%, 2/3/2022 (b)		200,000	176,000

			3,418,054
Information Technology 2.4%
Aspect Software, Inc., 10.625%, 5/15/2017		60,000	61,650
Avaya, Inc., 144A, 7.0%, 4/1/2019		145,000	134,850
CDW LLC, 8.5%, 4/1/2019		45,000	48,938
CommScope, Inc., 144A, 8.25%, 1/15/2019		85,000	91,800
eAccess Ltd., 144A, 8.25%, 4/1/2018		60,000	54,600
Equinix, Inc.:
7.0%, 7/15/2021		40,000	44,800
8.125%, 3/1/2018		140,000	155,400
Fidelity National Information Services, Inc.:
5.0%, 3/15/2022		15,000	15,488
7.625%, 7/15/2017		10,000	10,950
First Data Corp.:
144A, 6.75%, 11/1/2020		110,000	109,312
144A, 7.375%, 6/15/2019		45,000	46,406
144A, 8.875%, 8/15/2020		85,000	92,650
Fiserv, Inc., 3.5%, 10/1/2022		95,000	95,337
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		190,000	206,625
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		40,000	42,800
7.625%, 6/15/2021		40,000	44,300
Jabil Circuit, Inc., 7.75%, 7/15/2016		30,000	34,725
MasTec, Inc., 7.625%, 2/1/2017		55,000	56,925
NCR Corp., 144A, 5.0%, 7/15/2022		15,000	15,150
Nuance Communications, Inc., 144A, 5.375%, 8/15/2020		30,000	30,975
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		45,000	45,450
Seagate HDD Cayman, 7.0%, 11/1/2021		10,000	10,700
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		50,000	53,375
SunGard Data Systems, Inc., 10.25%, 8/15/2015		215,000	220,375
ViaSat, Inc., 6.875%, 6/15/2020		10,000	10,300

			1,733,881
Materials 7.0%
Aleris International, Inc., 7.625%, 2/15/2018		40,000	42,500
APERAM, 144A, 7.375%, 4/1/2016		150,000	128,250
Appleton Papers, Inc., 11.25%, 12/15/2015		25,000	25,000
Ball Corp.:
7.125%, 9/1/2016		30,000	32,475
7.375%, 9/1/2019		25,000	27,875
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	70,000	88,942
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		46,952	49,534
China Oriental Group Co., Ltd., 144A, 7.0%, 11/17/2017		100,000	86,000
Clearwater Paper Corp., 7.125%, 11/1/2018		65,000	70,688
Corp. Nacional del Cobre de Chile, 144A, 3.0%, 7/17/2022		200,000	201,569
Crown Americas LLC:
6.25%, 2/1/2021		10,000	11,150
7.625%, 5/15/2017		30,000	32,100
CSN Resources SA, 144A, 6.5%, 7/21/2020		100,000	107,750
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		240,000	228,600
144A, 9.875%, 6/15/2015		35,000	27,738
Evraz Group SA, 144A, 7.4%, 4/24/2017		200,000	207,050
Exopack Holding Corp., 10.0%, 6/1/2018		40,000	38,400
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		55,000	51,150
144A, 6.875%, 4/1/2022		40,000	36,600
144A, 7.0%, 11/1/2015		75,000	74,625
144A, 8.25%, 11/1/2019		45,000	43,650
GEO Specialty Chemicals, Inc., 10.0%, 3/31/2015		119,040	119,040
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		10,000	11,075
9.5%, 6/15/2017		130,000	142,350
Greif, Inc., 7.75%, 8/1/2019		195,000	225,225
Huntsman International LLC:
8.625%, 3/15/2020		60,000	67,800
8.625%, 3/15/2021		25,000	28,625
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		120,000	117,600
International Paper Co., 7.95%, 6/15/2018		145,000	186,624
JMC Steel Group, 144A, 8.25%, 3/15/2018		60,000	61,200
Kaiser Aluminum Corp., 8.25%, 6/1/2020		40,000	43,200
KGHM International Ltd., 144A, 7.75%, 6/15/2019		115,000	118,450
Kraton Polymers LLC, 6.75%, 3/1/2019		35,000	36,050
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		60,000	62,550
LyondellBasell Industries NV, 6.0%, 11/15/2021		15,000	17,100
Mexichem SAB de CV, 144A, 4.875%, 9/19/2022		200,000	203,000
Molycorp, Inc., 144A, 10.0%, 6/1/2020		65,000	64,350
Novelis, Inc.:
8.375%, 12/15/2017		160,000	174,800
8.75%, 12/15/2020		110,000	121,825
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		110,000	126,225
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		90,000	94,950
Polymer Group, Inc., 7.75%, 2/1/2019		55,000	58,575
PTT Global Chemical PCL, 144A, 4.25%, 9/19/2022		200,000	202,048
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		45,000	45,900
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		30,000	33,375
144A, 8.375%, 9/15/2021		30,000	33,600
Teck Resources Ltd., 3.75%, 2/1/2023		230,000	227,526
United States Steel Corp., 7.375%, 4/1/2020 (b)		80,000	79,600
Vale SA, 5.625%, 9/11/2042		250,000	254,330
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		145,000	150,075
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		200,000	216,500
Vulcan Materials Co., 6.5%, 12/1/2016		105,000	115,237
Wolverine Tube, Inc., 6.0%, 6/28/2014 (PIK)		17,544	17,176

			5,067,627
Telecommunication Services 6.1%
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		205,000	218,837
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		55,000	58,713
8.375%, 10/15/2020		180,000	193,500
8.75%, 3/15/2018 (b)		170,000	172,550
CPI International, Inc., 8.0%, 2/15/2018		45,000	42,863
Cricket Communications, Inc.:
7.75%, 10/15/2020		280,000	273,000
10.0%, 7/15/2015		100,000	105,250
Crown Castle International Corp., 9.0%, 1/15/2015		195,000	209,137
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	108,750
Digicel Ltd., 144A, 8.25%, 9/1/2017		300,000	324,000
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	88,319	34
Frontier Communications Corp.:
7.125%, 1/15/2023		60,000	62,400
7.875%, 4/15/2015		7,000	7,840
8.25%, 4/15/2017		70,000	79,450
8.5%, 4/15/2020		90,000	101,700
8.75%, 4/15/2022		10,000	11,350
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		120,000	129,300
7.5%, 4/1/2021		150,000	162,375
8.5%, 11/1/2019		100,000	113,000
Intelsat Luxembourg SA:
11.25%, 2/4/2017		145,000	153,337
11.5%, 2/4/2017 (PIK)		384,218	407,271
iPCS, Inc., 2.57% **, 5/1/2013		35,000	34,825
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019		10,000	10,500
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		90,000	94,275
7.875%, 9/1/2018		75,000	81,000
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		44,000	44,165
Qwest Communications International, Inc., 8.0%, 10/1/2015		60,000	62,681
SBA Communications Corp., 144A, 5.625%, 10/1/2019		30,000	30,525
SBA Telecommunications, Inc., 8.25%, 8/15/2019		16,000	17,880
Sprint Nextel Corp.:
6.0%, 12/1/2016		320,000	329,600
8.375%, 8/15/2017		55,000	61,188
9.125%, 3/1/2017		50,000	56,625
Syniverse Holdings, Inc., 9.125%, 1/15/2019		25,000	26,875
Telesat Canada, 144A, 6.0%, 5/15/2017		40,000	41,600
tw telecom holdings, Inc., 144A, 5.375%, 10/1/2022 (c)		15,000	15,300
West Corp.:
7.875%, 1/15/2019		30,000	30,900
8.625%, 10/1/2018		15,000	15,750
Windstream Corp.:
7.0%, 3/15/2019		60,000	61,200
7.5%, 6/1/2022		25,000	26,500
7.5%, 4/1/2023		75,000	78,375
7.75%, 10/15/2020		35,000	37,538
7.875%, 11/1/2017		205,000	229,087
8.125%, 9/1/2018		70,000	75,600
Zayo Group LLC, 8.125%, 1/1/2020		15,000	16,388

			4,413,034
Utilities 2.9%
AES Corp.:
8.0%, 10/15/2017		10,000	11,550
8.0%, 6/1/2020		175,000	203,437
Calpine Corp.:
144A, 7.5%, 2/15/2021		80,000	86,400
144A, 7.875%, 7/31/2020		60,000	65,550
Centrais Eletricas Brasileiras SA, 144A, 5.75%, 10/27/2021		200,000	222,500
Comision Federal de Electricidad, 144A, 5.75%, 2/14/2042		200,000	222,500
Dubai Electricity & Water Authority, 144A, 7.375%, 10/21/2020		200,000	233,800
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 (b)		205,000	121,975
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		145,000	151,888
Korea Gas Corp., 144A, 6.25%, 1/20/2042		200,000	270,138
NRG Energy, Inc.:
7.625%, 1/15/2018		35,000	37,888
8.25%, 9/1/2020		15,000	16,350
Oncor Electric Delivery Co., LLC, 4.1%, 6/1/2022		160,000	169,732
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		50,000	13,500
Toledo Edison Co., 7.25%, 5/1/2020		230,000	301,515

			2,128,723

Total Corporate Bonds (Cost $43,485,753)			45,533,255
Mortgage-Backed Securities Pass-Throughs 1.5%
Government National Mortgage Association, 3.0%, 5/1/2042 (c) (Cost $1,046,875)		1,000,000	1,068,125
Asset-Backed 0.8%
Home Equity Loans 0.5%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		79,336	79,106
Citifinancial Mortgage Securities, Inc., "AFS", Series 2003-4, 5.326%, 10/25/2033		190,000	192,008
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.361% **, 1/15/2037		151,922	117,545

			388,659
Miscellaneous 0.3%
Arch Bay Asset-Backed Securities, "M", Series 2010-2, 144A, 5.0%, 4/25/2057		186,688	186,688

Total Asset-Backed (Cost $547,754)			575,347
Commercial Mortgage-Backed Securities 4.0%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 1.971% **, 11/15/2015		555,402	554,765
Citigroup/Deutsche Bank Commercial Mortgage Trust, "AM", Series 2007-CD5, 6.122% **, 11/15/2044		350,000	394,130
Commercial Mortgage Pass-Through Certificates, "AM", Series 2007-C9, 5.65%, 12/10/2049		160,000	175,634
CS First Boston Mortgage Securities Corp., "H", Series 2002-CKP1, 144A, 7.28% **, 12/15/2035		290,000	290,345
Greenwich Capital Commercial Funding Corp., "AM", Series 2007-GG11, 5.867%, 12/10/2049		290,000	304,939
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		150,000	162,192
"A4", Series 2006-LDP7, 5.868% **, 4/15/2045		140,000	161,468
LB-UBS Commercial Mortgage Trust, "A3", Series 2006-C7, 5.347%, 11/15/2038		440,000	508,081
PNC Mortgage Acceptance Corp., "J", Series 2000-C2, 144A, 6.22%, 10/12/2033		200,000	188,312
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.294% **, 12/15/2044		140,000	157,619

Total Commercial Mortgage-Backed Securities (Cost $2,751,128)			2,897,485
Collateralized Mortgage Obligations 3.8%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.965% **, 2/25/2034		146,878	146,267
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.439% **, 12/25/2035		198,844	200,886
Countrywide Home Loans:
"A16", Series 2005-21, 5.0%, 10/25/2035		52,213	52,110
"2A5", Series 2004-13, 5.75%, 8/25/2034		143,874	132,664
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		1,863,924	135,685
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		148,405	8,262
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		569,388	75,947
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		200,705	20,817
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		339,723	36,813
Federal National Mortgage Association:
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		263,940	40,234
"PI", Series 2006-20, Interest Only, 6.464% **, 11/25/2030		598,085	119,925
"JS", Series 2004-59, Interest Only, 6.884% ** 4/25/2023		529,967	23,799
Government National Mortgage Association:
"GP", Series 2010-67, 4.5%, 3/20/2039		250,000	287,274
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		709,140	36,968
"ID", Series 2003-79, Interest Only, 5.5%, 12/20/2031		89,527	2,221
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		878,640	117,475
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		871,144	115,520
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		704,642	106,366
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 5.367% **, 4/25/2036		401,819	349,489
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 2.987% **, 10/25/2033		100,129	98,946
Morgan Stanley Mortgage Loan Trust, "5A5", Series 2005-4, 5.5%, 8/25/2035		68,735	69,841
Vericrest Opportunity Loan Transferee, "A2", Series 2012-NL1A, 144A, 8.112%, 3/25/2049		150,000	152,748
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2005-AR12, 2.488% **, 10/25/2035		42,621	41,976
Wells Fargo Mortgage-Backed Securities Trust:
"2A3",Series 2004-EE, 2.612% **, 12/25/2034		183,509	184,349
"A3", Series 2005-4, 5.0%, 4/25/2035		13,100	13,090
"B1", Series 2004-1, 5.5%, 2/25/2034		219,113	204,518

Total Collateralized Mortgage Obligations (Cost $2,745,298)			2,774,190
Government & Agency Obligations 16.0%
Other Government Related (d) 0.7%
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.617% **, 12/26/2012		232,000	232,396
Penerbangan Malaysia Bhd., 144A, 5.625%, 3/15/2016		200,000	226,108

			458,504
Sovereign Bonds 6.3%
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	250,000	154,828
Government of Canada, 0.75%, 5/1/2014	CAD	1,400,000	1,416,790
Government of Ukraine, 144A, 6.58%, 11/21/2016		250,000	240,500
Republic of Argentina, 7.0%, 10/3/2015		250,000	220,097
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	464	101
Republic of Belarus, REG S, 8.75%, 8/3/2015		145,000	143,369
Republic of Colombia, 4.375%, 7/12/2021		250,000	287,875
Republic of Croatia, 144A, 6.25%, 4/27/2017		200,000	216,500
Republic of Hungary:
4.75%, 2/3/2015		100,000	100,105
7.625%, 3/29/2041		100,000	113,000
Republic of Indonesia, 144A, 4.875%, 5/5/2021		250,000	286,250
Republic of Lithuania, 144A, 6.125%, 3/9/2021		200,000	238,500
Republic of Poland, 3.0%, 3/17/2023		100,000	98,270
Republic of Serbia, REG S, 6.75%, 11/1/2024		166,667	163,333
Republic of Turkey, 6.0%, 1/14/2041		300,000	346,125
Republic of Uruguay, 7.625%, 3/21/2036		60,000	93,450
Russian Federation, 144A, 3.25%, 4/4/2017		200,000	210,456
Vnesheconombank, 144A, 6.025%, 7/5/2022		200,000	222,760

			4,552,309
U.S. Treasury Obligations 9.0%
U.S. Treasury Bills:
0.115% ***, 3/7/2013 (e)		17,000	16,990
0.12% ***, 3/7/2013		12,000	11,993
0.13% ***, 3/7/2013 (e)		277,000	276,843
U.S. Treasury Bonds:
3.0%, 5/15/2042		600,000	622,125
4.75%, 2/15/2037		400,000	553,688
U.S. Treasury Notes:
0.75%, 6/15/2014		500,000	504,394
1.5%, 7/31/2016		4,375,000	4,551,024

			6,537,057

Total Government & Agency Obligations (Cost $11,298,080)			11,547,870
Loan Participations and Assignments 6.2%
Senior Loans ** 3.8%
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015 *		12,933	6,014
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		20,000	20,065
Charter Communications Operating LLC, Term Loan C, 3.47%, 9/6/2016		158,164	158,743
Clear Channel Communication, Inc., Term Loan B, 3.866%, 1/28/2016		45,318	37,192
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019		49,874	50,064
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		50,000	50,675
First Data Corp., Term Loan B2, LIBOR plus 2.75%, 9/24/2014		450,000	449,917
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		220,000	222,475
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/1/2019		385,000	386,846
MetroPCS Wireless, Inc., Term Loan B3, 4.0%, 3/16/2018		109,721	110,064
NRG Energy, Inc., Term Loan B, LIBOR plus 3.0%, 7/2/2018		90,000	90,578
Pilot Travel Centers LLC:
Term Loan B, 4.25%, 3/30/2018		45,000	45,203
Term Loan B2, 4.25%, 8/7/2019		340,000	342,762
Pinnacle Foods Finance LLC, Term Loan F, 4.75%, 10/17/2018		89,775	90,056
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/13/2018		175,000	176,349
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		447,828	450,438
Univision Communications, Inc., Term Loan, 4.466%, 3/31/2017		59,959	59,359
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018		16,513	16,571
Warner Chilcott Corp., LLC, Term Loan B1, 4.25%, 3/15/2018		45,568	45,728
WC Luxco SARL, Term Loan B3, 4.25%, 3/15/2018		22,705	22,785

			2,831,884
Sovereign Loans 2.4%
Bank of Moscow, 144A, 6.699%, 3/11/2015		250,000	266,250
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022 (b)		250,000	248,750
Gazprom OAO, 144A, 4.95%, 7/19/2022 (b)		200,000	210,240
OAO Novatek, 144A, 5.326%, 2/3/2016		200,000	213,050
Russian Railways, 5.739%, 4/3/2017		145,000	160,672
Sberbank of Russia, 144A, 6.125%, 2/7/2022		200,000	221,000
Vimpel Communications, 144A, 7.748%, 2/2/2021		200,000	213,750
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		200,000	209,000

			1,742,712

Total Loan Participations and Assignments (Cost $4,461,317)			4,574,596
Municipal Bonds and Notes 1.4%
Chicago, IL, Airport Revenue, O'Hare International Airport, Series B, 6.0%, 1/1/2041		145,000	174,193
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028		300,000	351,276
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		145,000	161,063
Port Authority of New York & New Jersey, 4.926%, 10/1/2051		260,000	298,545

Total Municipal Bonds and Notes (Cost $851,653)			985,077
Convertible Bonds 0.4%
Consumer Discretionary 0.2%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		65,000	112,856
Industrials 0.0%
Meritor, Inc., Step-down Coupon, 4.625% to 3/1/2016, 0.0% to 3/31/2026		20,000	17,888
Materials 0.2%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015		120,175	117,375

Total Convertible Bonds (Cost $200,119)			248,119
Preferred Security 0.1%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $58,164)		95,000	86,450

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (f) (Cost $4,000)	4	13,910

	Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Postmedia Network Canada Corp.*	1,248	2,184
Trump Entertainment Resorts, Inc.*	6	0
Vertis Holdings, Inc.*	63	0

		2,184
Industrials 0.0%
Congoleum Corp.*	2,500	0
Quad Graphics, Inc.	6	102

		102
Materials 0.0%
GEO Specialty Chemicals, Inc.*	2,058	772
Wolverine Tube, Inc.*	778	18,788

		19,560

Total Common Stocks (Cost $53,988)		21,846
Preferred Stock 0.1%
Financials
Ally Financial, Inc., 144A, 7% (Cost $27,225)	30	28,066
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	159	27
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	11,138	4,076
Hercules Trust II, Expiration Date 3/31/2029*	85	762

		4,838

Total Warrants (Cost $17,432)		4,865
Exchange-Traded Fund 0.0%
SPDR Barclays Capital Convertible Securities (Cost $27,758)	700	27,706

	Contracts	Value ($)
Call Options Purchased 0.3%
Options on Exchange-Traded Futures Contracts 0.0%
10 Year U.S. Treasury Note Future, Expiration Date 11/23/2012, Strike Price $134.0	3	2,062

	Contract Amount	Value ($)
Options on Interest Rate Swap Contracts 0.3%
Fixed Rate - 3.583% - Floating - LIBOR, Swap Expiration Date 5/11/2016, Option Expiration Date 5/9/2016	1,400,000	45,618
Fixed Rate - 3.635% - Floating - LIBOR, Swap Expiration Date 4/27/2016, Option Expiration Date 4/25/2016	1,300,000	40,225
Fixed Rate - 3.72% - Floating - LIBOR, Swap Expiration Date 4/22/2016, Option Expiration Date 4/20/2016	1,300,000	37,711
Fixed Rate - 4.19% - Floating - LIBOR, Swap Expiration Date 2/3/2017, Option Expiration Date 2/1/2017	1,500,000	42,608
Fixed Rate - 4.32% - Floating - LIBOR, Swap Expiration Date 2/3/2017, Option Expiration Date 2/1/2017	1,400,000	36,707

		202,869

Total Call Options Purchased (Cost $322,659)		204,931
Put Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Fixed Rate - 2.19% - Floating - LIBOR, Swap Expiration Date 2/3/2017, Option Expiration Date 2/1/2017	1,500,000	47,223
Fixed Rate - 2.32% - Floating - LIBOR, Swap Expiration Date 2/3/2017, Option Expiration Date 2/1/2017	1,400,000	50,024

Total Put Options Purchased (Cost $98,573)		97,247

	Shares	Value ($)
Securities Lending Collateral 3.4%
Daily Assets Fund Institutional, 0.23% (g) (h) (Cost $2,459,778)	2,459,778	2,459,778
Cash Equivalents 4.1%
Central Cash Management Fund, 0.15% (g) (Cost $2,997,030)	2,997,030	2,997,030

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $73,454,584) †	105.1	76,145,893
Other Assets and Liabilities, Net	(5.1)	(3,719,368)

Net Assets	100.0	72,426,525
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	12,933	USD	12,494	6,014
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	88,319	EUR	120,275	34
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	65,000	USD	65,033	41
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	109,187	EUR	32,169	84
					229,971	6,173

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2012.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $73,619,454.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $2,526,439.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,616,238 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,089,799.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2012 amounted to $2,376,338, which is 3.3% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At September 30, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	4,000	13,910	0.02

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
At September 30, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	AUD	12/17/2012	11	1,447,880	25,654
10 Year Canadian Government Bond	CAD	12/18/2012	37	5,166,677	50,718
Federal Republic of Germany Euro-Schatz	EUR	12/6/2012	64	9,105,965	2,669
United Kingdom Long Gilt Bond	GBP	12/27/2012	17	3,311,211	24,997
Total unrealized appreciation					104,038

At September 30, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Japanese Government Bond	JPY	12/11/2012	2	3,695,284	(6,438)
10 Year U.S. Treasury Note	USD	12/19/2012	18	2,402,719	(13,808)
2 Year U.S. Treasury Note	USD	12/31/2012	2	441,063	(96)
Federal Republic of Germany Euro-Bund	EUR	12/6/2012	11	2,003,997	(31,395)
Total unrealized depreciation					(51,737)

At September 30, 2012, open written options contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (i)

Call Options
10 Year U.S. Treasury Note Future	10	11/23/2012	135.0	3,884	(3,437)

(i)	Unrealized appreciation on written options on exchange-traded futures contracts at September 30, 2012 was $447.

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (j)
Call Options
Fixed - 3.19% - Floating - LIBOR	2/3/2017 2/3/2027	700,000	2/1/2017	50,400	(37,079)
Fixed - 3.32% - Floating - LIBOR	2/3/2017 2/3/2027	700,000	2/1/2017	50,631	(34,202)
Fixed - 4.083% - Floating - LIBOR	5/11/2016 5/11/2026	1,400,000	5/9/2016	47,600	(32,279)
Fixed - 4.135% - Floating - LIBOR	4/27/2016 4/27/2026	1,300,000	4/25/2016	48,100	(28,405)
Fixed - 4.22% - Floating - LIBOR	4/22/2016 4/22/2026	1,300,000	4/20/2016	46,345	(26,635)
Total Call Options				243,076	(158,600)

Put Options
Fixed - 1.9% - Floating - LIBOR	4/24/2013 4/24/2023	1,300,000	4/22/2013	17,810	(30,089)
Fixed - 2.07% - Floating - LIBOR	5/10/2013 5/10/2043	1,400,000	5/8/2013	22,400	(18,562)
Fixed - 2.09% - Floating - LIBOR	4/25/2013 4/25/2043	1,300,000	4/23/2013	24,440	(16,885)
Fixed - 3.19% - Floating - LIBOR	2/3/2017 2/3/2027	700,000	2/1/2017	50,400	(51,280)
Fixed - 3.32% - Floating - LIBOR	2/3/2017 2/3/2027	700,000	2/1/2017	50,631	(56,122)
Total Put Options				165,681	(172,938)

Total				408,757	(331,538)

(j)	Unrealized appreciation on written options on interest rate swap contracts at September 30, 2012 was $77,219.

At September 30, 2012, open credit default swap contracts purchased were as follows:

Effective/ Expiration Date	Notional Amount ($) (k)		Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

9/20/2012 12/20/2017	800,000	1	1.0%	Republic of Italy, 6.875%, 9/27/2023, BBB	92,789	94,313	(1,524)

At September 30, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (k)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

9/21/2009 12/20/2014	290,000	2	1.0%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013, AA+	1,868	(7,340)	9,208
12/20/2011 3/20/2017	60,000	3	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	6,787	2,260	4,527
6/21/2010 9/20/2015	90,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	8,601	(1,604)	10,205
6/21/2010 9/20/2013	70,000	5	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	3,045	858	2,187
12/20/2010 3/20/2016	290,000	6	1.0%	Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022, BBB-	564	(93)	657
3/21/2011 6/20/2016	120,000	2	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	8,300	3,341	4,959
9/20/2012 12/20/2017	800,000	1	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB+	(102,542)	(104,354)	1,812

Total unrealized appreciation	33,555

(k)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(l)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At September 30, 2012, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

7/16/2013 7/16/2014	1,800,000	7	Floating — LIBOR	Fixed — 0.515%	2,489	(83)	2,572
4/13/2012 4/13/2016	1,500,000	1	Floating — LIBOR	Fixed — 1.22%	44,747	—	44,747
7/16/2013 7/16/2018	800,000	7	Floating — LIBOR	Fixed — 1.148%	4,345	(171)	4,516
7/16/2013 7/16/2043	400,000	7	Fixed — 2.424%	Floating — LIBOR	23,325	(271)	23,596

Total unrealized appreciation	75,431

Counterparties:
1	BNP Paribas
2	JPMorgan Chase Securities, Inc.
3	Credit Suisse
4	Bank of America
5	Citigroup, Inc.
6	Morgan Stanley
7	Nomura International PLC
LIBOR: London Interbank Offered Rate

As of September 30, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	328,561	TRY	600,000	10/5/2012	5,397	Barclays Bank PLC
USD	409,376	AUD	400,000	10/10/2012	5,866	Barclays Bank PLC
AUD	400,000	USD	416,156	10/10/2012	914	Nomura International PLC
EUR	2,200	USD	2,872	10/12/2012	45	JPMorgan Chase Securities, Inc.
AUD	300,000	NZD	380,382	10/15/2012	3,871	Barclays Bank PLC
USD	1,782	NZD	2,157	10/15/2012	5	JPMorgan Chase Securities, Inc.
EUR	300,000	USD	386,778	10/15/2012	1,018	Nomura International PLC
USD	635,308	JPY	50,000,000	10/17/2012	6,455	JPMorgan Chase Securities, Inc.
MXN	6,900,000	USD	536,406	10/17/2012	866	JPMorgan Chase Securities, Inc.
JPY	40,000,000	USD	514,050	10/17/2012	640	Nomura International PLC
AUD	300,000	USD	313,176	10/19/2012	1,993	Barclays Bank PLC
USD	761,903	JPY	60,000,000	10/22/2012	8,244	JPMorgan Chase Securities, Inc.
EUR	400,000	TRY	942,080	10/22/2012	8,763	Barclays Bank PLC
EUR	300,000	TRY	696,354	10/22/2012	905	JPMorgan Chase Securities, Inc.
USD	505,167	NOK	2,910,000	10/24/2012	2,321	UBS AG
USD	245,105	SEK	1,620,000	10/24/2012	1,337	UBS AG
USD	271,201	NZD	330,000	10/24/2012	1,862	UBS AG
CHF	80,000	USD	85,157	10/24/2012	57	UBS AG
JPY	32,850,000	USD	423,975	10/24/2012	2,951	UBS AG
EUR	60,000	USD	77,438	10/24/2012	316	UBS AG
AUD	200,000	USD	208,364	10/24/2012	1,387	UBS AG
GBP	400,000	USD	650,188	10/25/2012	4,953	Nomura International PLC
USD	758,015	JPY	60,000,000	11/20/2012	12,311	Barclays Bank PLC
Total unrealized appreciation					72,477

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

SEK	2,295,720	NOK	2,000,000	10/4/2012	(667)	Barclays Bank PLC
NOK	2,000,000	SEK	2,279,164	10/4/2012	(1,853)	Nomura International PLC
USD	385,617	JPY	30,000,000	10/4/2012	(600)	Barclays Bank PLC
USD	2,528	SEK	16,556	10/4/2012	(7)	Nomura International PLC
JPY	30,000,000	USD	382,597	10/4/2012	(2,419)	Nomura International PLC
TRY	600,000	USD	330,529	10/5/2012	(3,429)	Barclays Bank PLC
EUR	750,000	USD	924,638	10/10/2012	(39,714)	UBS AG
AUD	515,000	USD	522,447	10/10/2012	(12,177)	Morgan Stanley
CAD	1,500,000	USD	1,465,711	10/10/2012	(58,779)	BNP Paribas
EUR	341,100	USD	428,804	10/12/2012	(9,579)	Citigroup, Inc.
USD	3,471	EUR	2,700	10/12/2012	(1)	JPMorgan Chase Securities, Inc.
NZD	382,539	AUD	300,000	10/15/2012	(5,659)	Nomura International PLC
USD	393,711	EUR	300,000	10/15/2012	(7,952)	JPMorgan Chase Securities, Inc.
USD	537,172	MXN	6,900,000	10/17/2012	(1,633)	Barclays Bank PLC
JPY	10,000,000	USD	127,832	10/17/2012	(521)	JPMorgan Chase Securities, Inc.
USD	313,209	AUD	300,000	10/19/2012	(2,026)	Barclays Bank PLC
JPY	60,000,000	USD	762,213	10/22/2012	(7,934)	Nomura International PLC
TRY	1,629,075	EUR	700,000	10/22/2012	(4,470)	JPMorgan Chase Securities, Inc.
USD	1,105,751	CAD	1,080,000	10/24/2012	(7,757)	UBS AG
GBP	160,000	USD	257,572	10/24/2012	(777)	UBS AG
NZD	900,000	USD	744,704	11/2/2012	(118)	BNP Paribas
JPY	60,000,000	USD	757,834	11/20/2012	(12,492)	Barclays Bank PLC
Total unrealized depreciation					(180,564)

Currency Abbreviations

ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	TRY	Turkish Lira
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(m)
Corporate Bonds	$—	$45,397,039	$136,216	$45,533,255
Mortgage-Backed Securities Pass-Throughs	—	1,068,125	—	1,068,125
Asset-Backed	—	575,347	—	575,347
Commercial Mortgage-Backed Securities	—	2,897,485	—	2,897,485
Collateralized Mortgage Obligations	—	2,774,190	—	2,774,190
Government & Agency Obligations	—	11,547,870	—	11,547,870
Loan Participations and Assignments	—	4,574,596	—	4,574,596
Municipal Bonds and Notes	—	985,077	—	985,077
Convertible Bonds	—	130,744	117,375	248,119
Preferred Securities	—	—	86,450	86,450
Other Investments	—	—	13,910	13,910
Common Stocks(m)	2,286	—	19,560	21,846
Preferred Stocks	—	28,066	—	28,066
Warrants(m)	—	—	4,865	4,865
Exchange-Traded Fund	27,706	—	—	27,706
Short-Term Investments(m)	5,456,808	—	—	5,456,808
Derivatives (n)	106,100	481,579	—	587,679
Total	$5,592,900	$70,460,118	$378,376	$76,431,394

Liabilities
Derivatives (n)	$(55,174)	$(513,626)	$—	$(568,800)
Total	$(55,174)	$(513,626)	$—	$(568,800)

During the period ended September 30, 2012, the amount of transfers between level 2 and level 3 was $72,675. An investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.
(m)	See Investment Portfolio for additional detailed categorizations.
(n)
Derivatives include value of open options purchased, written options, at value, and unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$32,031	$—	$—
Foreign Exchange Contracts	$—	$—	$(108,087)	$—
Interest Rate Contracts	$52,301	$75,431	$—	$(41,388)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series II

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2012